File No. 333-120600
Filed on April 30, 2019	File No. 811-21613

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	15	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	22	☒
(Check appropriate box or boxes)
VARIABLE ANNUITY ACCOUNT B
(SecureDesigns)
(Exact Name of Registrant)
First Security Benefit Life Insurance and Annuity Company of New York
(Name of Depositor)
350 Park Ave, 14th Floor, New York, NY 100022
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number, Including Area Code:
1-800-355-4570
Chris Swickard, Associate General Counsel
First Security Benefit Life Insurance and Annuity Company of New York
One Security Benefit Place, Topeka, KS 66636-0001
(Name and address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2019, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on May 1, 2019, pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Prospectus
SECUREDESIGNS® VARIABLE ANNUITY

May 1, 2019

Important Privacy Notice Included

See Back Cover

Variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York and offered by Security Distributors, LLC.

6959	32-69594-00 2019/05/01

SECUREDESIGNS® VARIABLE ANNUITY
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Issued By: First Security Benefit Life Insurance and Annuity Company of New York 350 Park Avenue, 14th Floor New York, NY 10022 1-800-355-4570	Mailing Address: First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-888-2461

This Prospectus describes the SecureDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current Contract owners.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account B (the “Separate Account”), or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (each, an “Underlying Fund”). The Underlying Funds currently available under the Contract are:1
•	AB VPS Dynamic Asset Allocation
•	AB VPS Small/Mid Cap Value
•	American Century VP Ultra®
•	American Century VP Value
•	American Funds IS® Asset Allocation
•	American Funds IS® Global Bond
•	American Funds IS® Global Growth
•	American Funds IS® Growth-Income
•	American Funds IS® International
•	American Funds IS® New World
•	BlackRock Equity Dividend V.I.
•	BlackRock Global Allocation V.I.
•	BlackRock High Yield V.I.
•	ClearBridge Variable Aggressive Growth
•	ClearBridge Variable Small Cap Growth
•	Dreyfus IP MidCap Stock
•	Dreyfus IP Small Cap Stock Index
•	Dreyfus IP Technology Growth
•	Dreyfus VIF Appreciation
•	Dreyfus VIF International Value
•	Fidelity® VIP Equity-Income
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Growth Opportunities
•	Fidelity® VIP High Income
•	Fidelity® VIP Overseas
•	Franklin Allocation VIP Fund (formerly Franklin Founding Funds Allocation VIP Fund)
•	Franklin Income VIP Fund
•	Franklin Mutual Global Discovery VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Franklin Strategic Income VIP Fund
•	Guggenheim VIF All Cap Value
•	Guggenheim VIF Alpha Opportunity
•	Guggenheim VIF Floating Rate Strategies

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
An Underlying Fund prospectus will be provided upon receipt of your first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Prospectuses and summary prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional prospectuses and summary prospectuses for the Underlying Funds by contacting the Company at 1‑800‑888‑2461.
Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without the Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2019

•	Guggenheim VIF Global Managed Futures Strategy
•	Guggenheim VIF High Yield
•	Guggenheim VIF Large Cap Value
•	Guggenheim VIF Long Short Equity
•	Guggenheim VIF Managed Asset Allocation
•	Guggenheim VIF Mid Cap Value
•	Guggenheim VIF Multi-Hedge Strategies
•	Guggenheim VIF Small Cap Value
•	Guggenheim VIF StylePlus Large Core
•	Guggenheim VIF StylePlus Large Growth
•	Guggenheim VIF StylePlus Mid Growth
•	Guggenheim VIF StylePlus Small Growth
•	Guggenheim VIF Total Return Bond
•	Guggenheim VIF World Equity Income
•	Invesco V.I. Comstock
•	Invesco V.I. Equity and Income
•	Invesco V.I. Global Real Estate
•	Invesco V.I. Government Money Market
•	Invesco V.I. Government Securities
•	Invesco V.I. Health Care
•	Invesco V.I. International Growth
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Mid Cap Growth
•	Invesco V.I. Value Opportunities
•	Ivy VIP Asset Strategy
•	Janus Henderson VIT Enterprise
•	Janus Henderson VIT Research
•	JPMorgan Insurance Trust Core Bond Portfolio
•	Lord Abbett Series Bond-Debenture VC
•	Lord Abbett Series Developing Growth VC
•	MFS® VIT II Research International
•	MFS® VIT Total Return
•	MFS® VIT Utilities
•	Morgan Stanley VIF Emerging Markets Equity
•	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
•	Morningstar Balanced ETF Asset Allocation Portfolio
•	Morningstar Conservative ETF Asset Allocation Portfolio
•	Morningstar Growth ETF Asset Allocation Portfolio
•	Morningstar Income and Growth ETF Asset Allocation Portfolio
•	Neuberger Berman AMT Sustainable Equity
•	Oppenheimer Global Fund/VA
•	Oppenheimer Main Street Small Cap Fund®/VA
•	Oppenheimer Total Return Bond Fund/VA
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT International Bond Portfolio (U.S. Dollar‑Hedged) (formerly PIMCO VIT Foreign Bond (U.S. Dollar‑Hedged))
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	PIMCO VIT Total Return
•	Putnam VT Small Cap Value
•	Royce Micro-Cap
•	T. Rowe Price Health Sciences
•	Templeton Developing Markets VIP Fund
•	Templeton Global Bond VIP Fund
•	Western Asset Variable Global High Yield Bond

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Subaccounts other than those listed above may still be operational, but not currently offered as investment options under the Contract. See the discussion of – “Closed Subaccounts under Allocation of Purchase Payments.”

Amounts that you allocate to the Subaccounts under the Contract will vary based on investment performance of the Subaccounts you select for investment. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.
Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in “The Fixed Account.” Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability, less any applicable charges.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2019, which has been filed with the SEC, contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing the Company at its Administrative Office, P.O. Box 750497, Topeka, KS, 66675‑0497 or by calling 1‑800‑888‑2461. The table of contents of the Statement of Additional Information is set forth on page  55 of this Prospectus.
The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

The Contract is available only in New York. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for Underlying Funds available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-888-2461. Your election to receive reports in paper will apply to all Underlying Funds available under your Contract.

The Contract is available only in New York. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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Table of Contents

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Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity (“annuity”) — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 6.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Bonus Credit — For certain Contracts issued between September 1, 2005 and December 31, 2007, an amount added to Contract Value under the Bonus Credit Rider.
Company — First Security Benefit Life Insurance and Annuity Company of New York. The Company is also identified herein as “we,” “our,” or “us.”
Contract — The flexible premium deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Debt — The unpaid loan balance including accrued loan interest.
Contract Value — The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date.
Fixed Account — An account that is part of the Company’s General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. See the “Fixed Account.”
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
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Guaranteed Rate — The minimum interest rate earned on Contract Value allocated to the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3%.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Participant — A Participant under a Qualified Plan.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — The Variable Annuity Account B, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. Each Valuation Date closes at the end of regular trading on the New York Stock Exchange (normally, 3:00 p.m. Central time). The New York Stock Exchange is scheduled to be closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 5 is the present value of future annuity payments commuted at the assumed interest rate less any applicable withdrawal charges and any uncollected premium taxes.
Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under “The Fixed Account” and in the Contract.
Purpose of the Contract — The flexible purchase payment deferred variable annuity contract (the “Contract”) described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract as a non‑tax qualified retirement plan for an individual (“Non‑Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Please see the discussion under “The Contract” for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
The Separate Account and the Underlying Funds — The Separate Account is divided into accounts referred to as Subaccounts. See “Separate Account.” Each Subaccount invests exclusively in shares of a corresponding Underlying Fund, each of which has its own investment objective and policies.
You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending on the investment performance of
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the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
Fixed Account — You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company’s General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability. See “The Fixed Account.”
Purchase Payments — Your initial Purchase Payment must be at least $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”
Contract Benefits — You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, subject to certain restrictions as described in “The Contract” and “The Fixed Account.”
At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in “The Fixed Account.” See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”
Optional Riders — Upon your application for the Contract, you may select one or more of the following riders:
•	Annual Stepped Up Death Benefit;
•	Extra Credit at 4%; or
•	0-Year or 4-Year Alternate Withdrawal Charge.
The Company makes each rider option available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of the riders under “Optional Riders.”
Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
For information on riders that are no longer available for purchase, please see Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010 and Appendix C – Bonus Credit Rider.
Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which your Contract is delivered to us any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.
Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before crediting them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.
Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) on the withdrawal of Purchase Payments. Purchase Payments include any Bonus Credits for purposes of assessing the withdrawal charge. Purchase Payments do not include Credit Enhancements for the purpose of assessing the withdrawal charge. The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the free withdrawal amount defined as follows.
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The free withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments and/or Bonus Credits that exceeds the free withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the free withdrawal amount otherwise available in that Contract Year.
The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. (Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Credits.) Each Purchase Payment and Bonus Credit you make is considered to have a certain “age,” depending on the length of time since the Purchase Payment or Bonus Credit was effective. A Purchase Payment or Bonus Credit is “age one” in the year beginning on the date the Purchase Payment or Bonus Credit is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:
Purchase Payment and Bonus Credit Age (in years)	Withdrawal Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%

The amount of the total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) Annuity Options that provide for payments for life, or a period of at least seven years. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. See “Contingent Deferred Sales Charge.”
Mortality and Expense Risk Charge. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to a mortality and expense risk charge above the minimum charge, the
Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.
Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.85%
At least $25,000 but less than $100,000	0.70%
$100,000 or more	0.60%

During the Annuity Period, the mortality and expense risk charge is 1.25%, in lieu of the amounts set forth above, and is deducted daily. See “Mortality and Expense Risk Charge.”
Administration Charge. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount’s average daily net assets. See “Administration Charge.”
Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The amount of the charge is equal to a percentage, on an annual basis, of your
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Contract Value. The Company generally will deduct the monthly rider charge from Contract Value allocated to the Separate Account beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.
For information on rider charges, please see “Optional Rider Expenses” in the Expense Table.
Account Administration Charge. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See “Account Administration Charge.”
Premium Tax Charge. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal) if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See “Premium Tax Charge.”
Loan Interest Charge. The Company charges interest on a loan at an annual effective rate of 7.4%. The Company also will credit the amount in the Loan Account with an annual effective rate of 3%. The net cost of a loan is the interest rate charged by the Company less the interest rate credited.
Other Expenses. Investment advisory fees and other operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.
The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Federal Tax Considerations — All or part of any distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract, is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See “Federal Tax Matters.”)
Tax-Free Exchanges — You can generally exchange one contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by phone by calling 1‑800‑888‑2461.
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Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
Contract Owner Transaction Expenses — Contract owner transaction expenses are fees and expenses that you will pay when you purchase the Contract make withdrawals from the Contract, or transfer Contract Value between investment options. The information below does not reflect state and/or local premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or the Examples. See “Mortality and Expense Risk Charge.”
Charge
Sales Load on Purchase Payments	None
Maximum Contingent Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	7%[1]
Transfer Fee (per transfer)	None
1   The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments have been held under the Contract. Free withdrawals are available equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, and /or Bonus Credits, in the first Contract Year, and (2) 10% of Contract Value as of the beginning of the Contract Year in each subsequent Contract Year. See “Full and Partial Withdrawals” and “Contingent Deferred Sales Charge” for more information.

Periodic Expenses — Periodic expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Charge
Account Administration Charge	$30[1]
Net Loan Interest Charge (as an annual percentage of Contract Value allocated to the Loan Account)[2]	4.4%
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge	0.85%[3]
Annual Administration Charge	0.15%
Maximum Annual Charge for Optional Riders	1.70%[4]
Total Separate Account Annual Expenses	2.70%
1   An account administration charge of $30 is deducted at each Contract Anniversary and a pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.
2   The net loan cost of 4.4% is the difference between the amount of interest the Company charges you for a loan (7.4%) and the amount of interest the Company credits to the Loan Account (3%).
3   The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 – 0.85%; At least $25,000 but less than $100,000 – 0.70%; $100,000 or more – 0.60%. Any mortality and expense risk charge above the minimum charge of 0.60% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the annual mortality and expense risk charge is 1.25%, in lieu of the amounts described above, and is deducted daily. See the discussion under “Mortality and Expense Risk Charge.”
4   If you purchase any optional riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) Total rider charges cannot exceed 1.70% of Contract Value or 1.00% with the 0‑Year Alternate Withdrawal Charge Rider. For Contracts issued before September 1, 2005, total rider charges cannot exceed 1.55% or 1.00% with the 0‑Year Alternate Withdrawal Charge Rider.

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Optional Rider Expenses (as a percentage of Contract Value allocated to the Subaccounts)
	Rate[1]	Annual Rider Charge
Riders Available for Purchase with the Contract:
Annual Stepped Up Death Benefit Rider	---	0.25%
Extra Credit Rider[3]	4%	0.55%
Alternate Withdrawal Charge Rider	0-Year	0.70%
	4-Year	0.60%[4]
Riders No Longer Available – Available for Purchase ONLY Prior to February 1, 2010
Guaranteed Minimum Income Benefit Rider	3%	0.25%
	5%	0.40%
Guaranteed Minimum Withdrawal Benefit Rider	---	0.55%[2]
Extra Credit Rider[3]	3%	0.40%
	5%	0.70%
1   Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.
2   The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” In Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010. The current charge for such rider is used in calculating the maximum rider charge of 1.70% (1.55% if your Contract was issued before September 1, 2005; provided however, that you may not select riders with total charges in excess of 1.00% if one of the riders you select is the 0‑Year Alternate Withdrawal Charge Rider).
3   The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
4   If the Company issued your rider before September 1, 2005, the charge for the 4-year Alternate Withdrawal Charge Rider is 0.55%.

Underlying Fund Operating Expenses — The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.
	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.61%	2.47%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)[2]	0.60%	1.99%
1   Expenses deducted from Underlying Fund assets include management fees, distribution (12b‑1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2018, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2018. Gross Annual Underlying Fund Operating Expenses do not take into account any voluntary or contractual expense waivers or reimbursements.
Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2   Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2020.

Examples — This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum annual charge for optional riders) and Underlying Fund fees and expenses but do not include state and/or local premium taxes, which may be applicable to your Contract.
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The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and the maximum and minimum operating expenses of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on Maximum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$1,102	$1,962	$2,825	$5,057
If you do not surrender or you annuitize your Contract	$ 471	$1,418	$2,463	$5,057

Based on Minimum Underlying Fund Operating Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$ 970	$1,586	$2,122	$3,618
If you do not surrender or you annuitize your Contract	$ 334	$1,022	$1,733	$3,618

Condensed Financial Information

Condensed financial information appears in Appendix A of this Prospectus.
Information About the Company, the Separate Account, and the Underlying Funds

First Security Benefit Life Insurance and Annuity Company of New York — The Company is a life insurance company organized under the laws of the State of New York on November 8, 1994. The Company offers variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation (“Security Benefit”), and is ultimately controlled by Todd L. Boehly.
The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a subsidiary of Security Benefit and is a member of the Financial Industry Regulatory Authority (“FINRA”).
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors.
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The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Changes to Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.
Underlying Funds — Each Underlying Fund is an open-end management investment company or a series thereof and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund has its own investment objectives and policies.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ managed volatility strategies that are intended to reduce the Underlying Fund’s overall volatility and downside risk, and those Underlying Funds may help us manage the risks associated with providing guaranteed benefits under the Contract. Investing in Underlying Funds with managed volatility strategies may impact the value of certain guaranteed rider benefits. During rising markets, the strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in an Underlying Fund without a managed volatility strategy. In addition, the cost of these strategies may negatively impact performance. On the other hand, investing in an Underlying Fund with a managed volatility strategy may be helpful in a declining market with higher market volatility because the strategy will often reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in an Underlying Fund with a managed volatility strategy.
Certain Underlying Funds (sometimes called “alternative funds”) invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments often involve a mix of strategies that offer potential diversification or market exposure benefits, but such alternative investment strategies may be riskier than traditional investment strategies. The strategies often involve speculative investment techniques, such as leverage and complex derivative instruments.
One of the Underlying Funds is a money market fund. There is no assurance that this Underlying Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on the corresponding Subaccount may become low and possibly negative.
Shares of the Underlying Funds currently are not publicly traded. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
A list of each Underlying Fund, its share class (if applicable), a summary of its investment objective, and its investment adviser is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. For a complete description of the Underlying Funds’ investment objectives, strategies and risks, please refer to the Underlying Funds’ prospectuses..
An Underlying Fund prospectus will be provided upon receipt of your first Purchase Payment allocated to the Subaccount investing in the Underlying Fund. Prospectuses and summary prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional prospectuses and summary prospectuses for the Underlying Funds by contacting the Company.
Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and
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distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and in its role as an intermediary for the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its affiliate, SDL, the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). 12b‑1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund’s investment returns. Currently, the Company and SDL receive 12b‑1 fees ranging from 0% to 0.35% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (and/or its affiliates) also receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.10% to 0.55% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in an Underlying Fund. None of these payments are paid from Underlying Fund assets.
Other Payments. An Underlying Fund’s adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof in the form of 12b‑1 fees and/or other payments that range in total from a minimum of 0.25% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in an Underlying Fund on an annual basis.
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub‑adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub‑adviser, or an affiliate will make payments to the Company or its affiliates, as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.
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The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of Contract Value that you have allocated to the Fixed Account.
The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non‑Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non‑Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 403(b), 408, or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. The Contract also permits you to allocate Purchase Payments and Contract Value to the Fixed Account. Amounts allocated to the Fixed Account, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Financial Statements. We encourage both existing and prospective Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability. Our most recently available audited statutory financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at our Administrative Office, P.O. Box 750497, Topeka, Kansas 66675-0497, or by calling us at 1‑800‑888‑2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.
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Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Optional Riders — Upon your application for the Contract, you may select one or more of the following riders:
•	Annual Stepped Up Death Benefit;
•	Extra Credit at 4%; or
•	0-Year or 4-Year Alternate Withdrawal Charge.
The Company makes each rider option available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. See the detailed description of the riders below.
For information on riders that are no longer available for purchase, please see Appendix B –Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010 and Appendix C – Bonus Credit Rider.
 Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Annual Stepped Up Death Benefit — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the Company will reduce death benefit proceeds by the amount of any Credit Enhancement applied to the Subaccounts within 12 months preceding the date of the Owner’s death; (except with respect to the death benefit calculated under number 1 below). However, the Company will not reduce death benefit proceeds by the amount of any Credit Enhancement applied to the Fixed Account. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments and, if applicable, Credit Enhancements applied to the Fixed Account, less any withdrawals (including systematic withdrawals) and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or
3.	The Stepped Up Death Benefit.
The Stepped Up Death Benefit is calculated as of each of the following Valuation Dates: (a) each Contract Anniversary; and (b) the date of any Purchase Payment or withdrawal. The Stepped Up Death Benefit is the largest result determined for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:
•	The Contract Value on each Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus
•	Any Purchase Payments received by the Company since the applicable Contract Anniversary; less
•
An adjustment for any withdrawals (including systematic withdrawals) and withdrawal charges made since the applicable anniversary. In the event of a withdrawal (including a systematic withdrawal), the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within 12 months of the date of the Owner’s death, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instructions regarding payment within 12 months of the date of the Owner’s death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not so reduce the death benefit and shall calculate it as set forth above.
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This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under “Death Benefit.”
Extra Credit — This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 4% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Prior to February 1, 2010, a Credit Enhancement of 3% or 5% was also available for Election. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger.
In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each Contract Date anniversary and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:
1.	The amount of the withdrawal, including any withdrawal charges, less the free withdrawal amount, by
2.	Contract Value immediately prior to the withdrawal.
The Company will recapture Credit Enhancements on partial withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the free withdrawal amount. The free withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.
The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. In addition, the Company will recapture the Credit Enhancement, as follows: If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See “Free-Look Right.” Death benefit proceeds may exclude all or part of any Credit Enhancements. See “Death Benefit” and the discussions of the Annual Stepped Up Death Benefit Rider.
The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider may make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge increases in correlation to Purchase Payments and no off-setting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.
If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.
Interest Rate	Rate of Return (net of expenses)
3%*	-5.00%
4%	-1.50%
5%*	0.80%
* Effective February 1, 2010, the 3% and 5% Credit Enhancement are no longer available for election with the Extra Credit rider.

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The Internal Revenue Code generally requires that interests in a tax-qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a tax-qualified Contract.
Alternate Withdrawal Charge — This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue. If you purchase this rider, the withdrawal charge schedule below will apply in lieu of the 7‑year withdrawal charge schedule described under “Contingent Deferred Sales Charge.”
0-Year Schedule		4-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	7%
		2	7%
		3	6%
		4	5%
		5 and over	0%

If you purchase this rider with the 4‑Year Schedule and you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. You should consider whether purchasing an Extra Credit Rider (which recaptures all or a portion of the related Credit Enhancements upon any withdrawal within seven years) with the Alternate Withdrawal Charge Rider – 4‑Year Schedule is appropriate based on your circumstances. If you do not plan to take withdrawals in excess of the free withdrawal amount within seven years of the Contract Date, this rider may not be appropriate for you. See “Extra Credit.”
Riders Previously Available for Purchase— A number of other riders previously offered with the Contract are no longer available for purchase. Please refer to Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010 and Appendix C – Bonus Credit Rider for a description of these riders.
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are the Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment.
The Company will apply the initial Purchase Payment not later than the end of the Valuation Period during which it is received by the Company at its Administrative Office; however, if the Purchase Payment is received at or after the close of a Valuation Date (normally 3:00 p.m. Central time), it will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, the Purchase Payment will not be processed until it is in good order. In this regard, “good order” means that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and the initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
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The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, any such Purchase Payment will not be processed until it is in good order. In this regard, “good order” means that the Purchase Payment is preceded or accompanied by sufficient information to properly credit such Purchase Payment. Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations must be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option (each, an “Automatic Allocation Program”) by telephone provided the proper form is properly completed, signed, and received at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in “Transfers of Contract Value.”
Fund Liquidations.  If your allocation instructions include a Subaccount that becomes no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate the applicable portion of any subsequent Purchase Payments to the Invesco V.I. Government Money Market Subaccount, and any automatic allocation instructions for scheduled transfers that include a Subaccount that is no longer available due to a fund liquidation will be terminated. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Subaccount that is no longer available due to a fund liquidation), you will need to submit a new form to us. If you request a transfer of Contract Value to a Subaccount that is no longer available due to a fund liquidation, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts. We reserve the right to close Subaccounts. If we close a Subaccount (a “Closed Subaccount”), you may be prevented from allocating Purchase Payments or Contract Value to that Subaccount. The table below lists the Closed Subaccounts as of the date of this Prospectus, and the effective date on which the Subaccounts were closed.
Closed Subaccounts	Effective Date
American Century VP Mid Cap Value	May 1, 2015

In the event that we receive a request to allocate Purchase Payments or Contract Value to a Closed Subaccount, we will handle that transaction as follows:
New Applications. If we receive an application for a Contract with an allocation to a Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The
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Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with the application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. Except as provided below, if we receive a Purchase Payment for an existing Contract with an allocation a Closed Subaccount, we will allocate the applicable portion of the payment to the Invesco V.I. Government Money Market Subaccount. If you have automatic allocation instructions designating allocation to a Closed Subaccount pursuant to an Automatic Allocation Program as of the date that a Subaccount is closed, your automatic allocation instructions will be terminated as of the close of business on that date. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to a Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Notwithstanding the foregoing, if you had Contract Value allocated to the American Century VP Mid Cap Value Subaccount on May 1, 2015, your Contract Value will remain invested in that Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from that Subaccount, subject to transfer restrictions. Automatic allocation instructions involving the American Century VP Mid Cap Value Subaccount pursuant to an Automatic Allocation Program will remain in effect.
Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual, or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, or quarterly, semiannual, or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred
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will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least one month if transfers were made on a monthly basis, or one quarter if transfers were made on a quarterly, semiannual or annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you may also elect the Asset Reallocation Option.
You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under “Transfers and Withdrawals from the Fixed Account.” You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options, if the Fixed Account is included in one of these two options.
Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual, or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual, or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation form, the Company will effect a transfer or, in the case of a new Contract, will allocate the initial Purchase Payment, among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual, or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you may also elect the Dollar Cost Averaging Option.
Contract Value allocated to the Fixed Account may be included in the Asset Reallocation Option, subject to certain restrictions described in “Transfers and Withdrawals from the Fixed Account.” You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options, if the Fixed Account is included in one of these two options.
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the proper form has been completed, signed and received at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
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The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a transfer request will not be processed until it is in good order. In this regard, “good order” means that the transfer request is preceded or accompanied by sufficient information to properly execute the transfer.
You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in “The Fixed Account.”
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring an Underlying Fund to maintain a high level of cash or causing an Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of an affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
•	The total dollar amount being transferred;
•	The number of transfers you made within a period of calendar days;
•	Transfers to and from (or from and to) the same Subaccount;
•	Whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•	Whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners or Participants, which may have a negative impact on such other Owners and Participants.
If you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only to Subaccount transfer amounts greater than $5,000. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transfer money out of the Guggenheim VIF Mid Cap Value Subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
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Subaccount	Transfer Block Restriction (# of Calendar Days)
AB VPS Dynamic Asset Allocation, AB VPS Small/Mid Cap Value	30 days
American Century VP Ultra®, American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® New World	30 days
BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock High Yield V.I.	30 days
ClearBridge Variable Aggressive Growth, ClearBridge Variable Small Cap Growth	30 days
Dreyfus IP MidCap Stock, Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
Fidelity® VIP Equity-Income, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Overseas	60 days
Franklin Allocation VIP Fund, Franklin Income VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund	30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Alpha Opportunity, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days
Invesco V.I. Comstock, Invesco V.I. Equity and Income, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. Health Care, Invesco V.I. International Growth, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. Value Opportunities
30 days
Invesco V.I. Government Money Market	Unlimited
Ivy VIP Asset Strategy	60 days
Janus Henderson VIT Enterprise, Janus Henderson VIT Research	30 days
JPMorgan Insurance Trust Core Bond Portfolio	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Developing Growth VC	30 days
MFS® VIT II Research International, MFS® VIT Total Return, MFS® VIT Utilities	30 days
Morgan Stanley VIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio
30 days
Neuberger Berman AMT Sustainable Equity	30 days
Oppenheimer Global Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA, Oppenheimer Total Return Bond Fund/VA	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Total Return
30 days
Putnam VT Small Cap Value	30 days
Royce Micro-Cap	30 days
T. Rowe Price Health Sciences	30 days
Templeton Developing Markets VIP Fund, Templeton Global Bond VIP Fund	30 days
Western Asset Variable Global High Yield Bond	30 days

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
 You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
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The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Invesco V.I. Government Money Market Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.
Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary depending upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,
•	Interest credited to the Fixed Account,
•	Payment of Purchase Payments,
•	The amount of any outstanding Contract Debt,
•	Full and partial withdrawals (including systematic withdrawals), and
•	Charges assessed in connection with the Contract, including charges for any optional riders selected.
The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price
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for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition, other transactions such as loans, full or partial withdrawals (including systematic withdrawals), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction (subject to any applicable requirements that the transaction be in good order, as described herein). The price of each Subaccount is determined on each Valuation Date as of the close of regular trading on the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.60%, and (5) the administration charge under the Contract of 0.15%.
The minimum mortality and expense risk charge of 0.60% and the administration charge of 0.15% are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional riders (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of regular trading on the New York Stock Exchange (the “cut-off time”) to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions normally must be received prior to that time. Financial transactions received at or after the cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals (including systematic withdrawals), death benefit payments, and Purchase Payments.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Option 5. See “Annuity Period.” A full or partial withdrawal request will be effective as of the end of the Valuation Period that it is received by the Company at its Administrative Office; however, if the request is received on a Valuation Date at or after the cut-off time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a withdrawal will not be processed until it is in good order. In this regard, “good order” means that the withdrawal
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request is accompanied by a properly completed Withdrawal Request form (including the Owner’s signature and the written consent of any effective assignee or irrevocable beneficiary, if applicable).
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which the withdrawal is processed, less any outstanding Contract Debt, any applicable withdrawal charge (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than seven years), a pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge,” “Account Administration Charge,” and “Premium Tax Charge.”
If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.”
The Company requires the signature of all Owners on any request for withdrawal. The Company requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. A request for a partial withdrawal (including systematic withdrawals) will result in a payment by the Company of the amount specified in the partial withdrawal request, less any applicable withdrawal or premium tax charge. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from Purchase Payments that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge. Alternatively, you may request that any withdrawal and/or premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or any premium tax charge in addition to the payment amount. See “Premium Tax Charge.” Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.” No partial withdrawal will be processed which would result in a withdrawal of Contract Value from the Loan Account.
If a partial withdrawal (other than a systematic withdrawal) causes your Contract Value to be less than $2,000 immediately after the Withdrawal and no Purchase Payments have been made in the prior three years, we may terminate the Contract and send you the Withdrawal proceeds. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.
A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
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Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will payment of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you, as of the Valuation Date on which the Company receives your Contract, Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.
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If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements” below. If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant, if any Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:
1.	The sum of all Purchase Payments and, if applicable, Credit Enhancements applied to the Fixed Account, less any reductions caused by previous withdrawals, including withdrawal charges, or
2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied to the Subaccounts during the 12 months prior to the date of the Owner’s death)

If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.
If you purchased the Annual Stepped Up Death Benefit Rider, your death benefit will be determined in accordance with the terms of the Rider. See the discussion of the Annual Stepped Up Death Benefit Rider. Your death benefit proceeds under the Rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax and, if the proceeds are based upon Contract Value, any Credit Enhancements applied to the Subaccounts during the 12 months prior to the Owner’s date of death. No Credit Enhancements will be recaptured from the Death Benefit that are attributable to amounts allocated to the Fixed Account.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under on the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner’s death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Designated Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means at our Administrative Office.
Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
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The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of ”spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.
Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims paying ability.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct sales charges from Purchase Payments before crediting them to your Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. Purchase Payments include any Bonus Credits for purposes of assessing the withdrawal charge. Purchase Payments do not include Credit Enhancements for the purpose of assessing the withdrawal charge.
The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the free withdrawal amount. The free withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.
The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments and/or Bonus Credits that exceeds the free withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the free withdrawal amount otherwise available in that Contract Year.
The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. Each Purchase Payment and/or Bonus Credit you make is considered to have a certain “age,” depending on the length of time since the Purchase Payment and/or Bonus Credit was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment or Bonus Credit is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:
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Purchase Payment and Bonus Credit Age (in years)	Withdrawal Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%

The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) Annuity Options that provide for payments for life, or a period of at least seven years. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.
The withdrawal charge is designed to reimburse the Company for costs and other expense associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expense are not recovered from the charge, such expense may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.
Mortality and Expense Risk Charge — The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.
Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.85%
At least $25,000 but less than $100,000	0.70%
$100,000 or more	0.60%

These amounts are also deducted during the Annuity Period. However, the annual mortality and expense risk charge during the Annuity Period is 1.25%, in lieu of the amounts set forth above, and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and operating the Subaccounts.
The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See
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“Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount’s average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See "Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds" for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Account Administration Charge — The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.
Loan Interest Charge — The Company charges interest on a loan at an annual effective rate of 7.4%. The Company also will credit the amount in the Loan Account with an annual effective rate of 3%. Because the Contract Value maintained in the Loan Account is always equal in amount to the outstanding loan balance and earns an annual effective rate of 3%, the net cost of a loan is 4.4%. Thus, the highest net cost of a loan you may be charged is 4.4%.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Variations in Charges — The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional Riders under the Contract. The Company makes each Rider available only at issue.
The Company deducts a monthly charge from Contract Value for any Riders elected by the Owner. The Company generally will deduct the monthly Rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period
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beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. Currently, you may not select riders with total charges in excess of 1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider.
As noted in the table, certain riders are no longer available for purchase. For more information on these riders, see Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010.
Optional Rider Expenses (as a percentage of Contract Value allocated to the Subaccounts)
	Rate[1]	Annual Rider Charge
Riders No Longer Available – Available for Purchase with the Contract:
Annual Stepped Up Death Benefit Rider	---	0.25%
Extra Credit Rider[3]	4%	0.55%
Alternate Withdrawal Charge Rider	0-Year	0.70%
	4-Year	0.60%[4]
Riders Available for Purchase ONLY Prior to February 1, 2010
Guaranteed Minimum Income Benefit Rider	3%	0.25%
	5%	0.40%
Guaranteed Minimum Withdrawal Benefit Rider	---	0.55%[2]
Extra Credit Rider[3]	3%	0.40%
	5%	0.70%
1   Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.
2   The Company may increase the Rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the Rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” In Appendix B – Riders No Longer Available – Available for Purchase Only Prior to February 1, 2010. The current charge for such Rider is used in calculating the maximum Rider charge of 1.70% and 1.00% with the 0‑Year Alternate Withdrawal Charge Rider. For Contracts issued before September 1, 2005, total rider charges cannot exceed 1.55% and 1.00% with the 0‑Year Alternate Withdrawal Charge Rider.
3   The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
4   If the Company issued your rider before September 1, 2005, the charge for the 4-year Alternate Withdrawal Charge Rider is 0.55%.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date must not be earlier than the 12-month anniversary of the Contract Date and may not be deferred beyond the later of the Annuitant’s 90th birthday or the tenth annual Contract anniversary, although the terms of a Qualified Plan and the laws of New York may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available as a variable, fixed, or combination of variable and fixed Annuity
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for use with the Subaccounts. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes and a pro rata account administration charge, if applicable.
The Contract currently provides for six Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments under Annuity Options 1 through 6 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity.
Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 5.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax adviser before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period. The Contract specifies annuity tables for Annuity Options 1 through 6, described below. The tables, adjusted to reflect the assumed interest rate, contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity
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payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% in lieu of the rate described above.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. The number of Annuity Units used to determine the annuity payment is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% in lieu of the rate described above.
Option 5 —Period Certain. Periodic annuity payments will be made for a stated period, which may be 10, 15 or 20 years, as elected by the Owner. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 6 are based on an “assumed interest rate” of 3.5%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the net performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the net performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments
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will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments under Options 1 through 6 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 6 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by 1,000 and the result is multiplied by the rate per 1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant.
The Company does not allow the Annuity Start Date to be deferred beyond the later of the Annuitant’s 90th birthday or the tenth annual Contract Anniversary.
The Fixed Account

You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company’s General Account, which supports the Company’s insurance and annuity obligations. The Company’s General Account is subject to regulation and supervision by the New York Department of Insurance. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the “1933 Act”) and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. This disclosure, however, is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract
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involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see “The Contract.”
Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts we guarantee in connection with the Fixed Account are subject to our financial strength and claims-paying ability.
Interest — Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least the specified minimum (“Guaranteed Rate”). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the New York requirements. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate (“Current Rate”) that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.
Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a “Guarantee Period”). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.
Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.
For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see “Transfers and Withdrawals From the Fixed Account.” If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.
Death Benefit — The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See “Death Benefit.”
Contract Charges — Premium taxes, if any, and the account administration, optional rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any optional rider charges are deducted from Current Interest with
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respect to Contract Value allocated to the Fixed Account, to the extent that the resulting credit rate to the Fixed Account is no less than the Guaranteed Rate. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.
Transfers and Withdrawals from the Fixed Account — You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than six months, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.
The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $500 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to six transfers, to suspend transfers and to limit the amount that may be subject to transfers. See “Transfers of Contract Value.”
If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.
You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See “Full and Partial Withdrawals” and “Systematic Withdrawals.” In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See “Loans.”
Payments from the Fixed Account — Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a written request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.
More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non‑natural Persons.” See “Federal Tax Matters.”
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
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Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal benefit (including a systematic withdrawal) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will effect a transfer between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,
•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,
•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, The Invesco V.I. Government Money Market Fund suspends payment of redemption proceeds, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Invesco V.I. Government Money Market Subaccount until the Fund is liquidated.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse,
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corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Loans — If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12‑month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater ($10,000 limit is not available for contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974 (“ERISA”)). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value, and the Company reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other providers, we will only use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. Reference should be made to the terms of your particular Qualified Plan for any additional loan restrictions.
When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the “Loan Account,” which is an account within the Fixed Account. Amounts allocated to the Loan Account earn an annual effective rate of 3%.
Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The Company will charge interest on the loan at an annual effective rate of 7.4%. The net cost of a loan is the interest rate charged by the Company less the interest rate credited. We are not responsible for determining whether this interest rate is “reasonable” as required by ERISA for loans under ERISA covered 403(b) plans.
Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. You must label each loan payment as such. If not labeled as a loan payment, amounts received by the Company will be treated as Purchase Payments. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.
If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default. The total outstanding loan balance, which includes accrued interest, will be reported to the Internal Revenue Service (“IRS”) on form 1099‑R for the year in which the default occurred. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59½. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan
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is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value or after the Contractowner attains age 59½. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.
While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Internal Revenue Code.
In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.
You should consult with your tax adviser on the effect of a loan.
Restrictions on Withdrawals from Qualified Plans — Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”
Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.
If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer’s Section 403(b) arrangement.
The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”
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If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”), as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of
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a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).
Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable currently in the variable contract-owner’s gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. While the Company does not think that such will be the case, these differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objectives or investment policies.
Income Taxation of Annuities in General—Non‑Qualified Contracts — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Surrenders. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non‑taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code
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Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non‑tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non‑Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such
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as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that the fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.
The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:
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Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.
Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70½ or retires (“required beginning date”). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).
If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.
If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.
A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.
Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee.
A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.
Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs,” which are described below.
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non‑deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $6,000. Any refund of premium must be applied to the payment of future premiums or the purchase
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of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($103,000 to $123,000 for a married couple filing a joint return and $64,000 to $74,000 for a single taxpayer in 2019). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $193,000 and $203,000 in 2019. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70½—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions from a traditional IRA may be eligible for a tax‑free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non‑deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $122,000 to $137,000 in adjusted gross income for 2019 ($193,000 to $203,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contractfor use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a 401, 403(b) or governmental 457 plan (other than Roth sources) is paid in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre‑tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a
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surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee’s spouse (or employee’s former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE-IRAs and SEP-IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
403(b) plan must provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.
Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.
The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.”
Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax adviser.
Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contact that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.
Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.
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Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.
Other Information

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having beneficial in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by
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the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. In addition, the Company reserves the right to substitute shares of any or all of the Underlying Funds in accordance with applicable law. For instance, the Company may seek to substitute shares of Underlying Funds should they no longer be available for investment, or if the Company’s management believes further investment in shares of any Underlying Fund should become inappropriate in view of the purposes of the Contract. The Company may substitute shares of an Underlying Fund with the shares of another Underlying Fund or the shares of a fund not currently offered under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any
51

other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive an annual and semiannual report containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.
Electronic Privileges — If the proper form has been completed, signed, and filed at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Reallocation Option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or SDL is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, SDL, for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the FINRA.
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with SDL for the sale of the Contract
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(collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by the state of New York insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDL. During fiscal years 2018, 2017, and 2016, the amounts paid to SDL in connection with all contracts sold through the Separate Account were $331,153, $208,613, and $203,724, , respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, advertising expenses, and other expenses of distributing the Contract.
Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6.5% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 1.0% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
These additional compensation arrangements are not offered to all Selling Broker Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker Dealers.
These payments may be significant, and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment
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arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Invesco V.I. Government Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Invesco V.I. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7‑day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7‑day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for Invesco V.I. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the Invesco V.I. Government Money Market Subaccount yields may also become extremely low and possibly negative.
For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30‑day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.
Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.
Although the Contract was not available for purchase until February 1, 2005, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contract that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield of the Invesco V.I. Government Money Market Subaccount and total returns of the Subaccounts, see the Statement of Additional Information.
Additional Information

Registration Statement — A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of any of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov). You may also obtain the Statement of Additional Information by writing the Company at its Administrative Office, P.O. Box 75097, Topeka, Kansas 66675-0497 or by calling 1‑800‑888‑2461.
Financial Statements — The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2018 and 2017 and for each of the specified periods ended December 31, 2018,2017 and 2016, or for portions of such periods as disclosed in the financial statements and the
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financial statements of Variable Annuity Account B  at December 31, 2018, and for each of the specified periods ended December 31, 2018 and 2017, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.
Table of Contents for Statement of Additional Information

The Statement of Additional Information for SecureDesigns Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free number at 1‑800‑888‑2461 or by detaching this page from this Prospectus and mailing it to Company at its Administrative Office, P.O. Box 750497, Topeka, KS 66675‑0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:
GENERAL INFORMATION AND HISTORY
Safekeeping of Assets
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX‑QUALIFIED RETIREMENT PLANS
Section 403(b)
Sections 408 and 408A
ADMINISTRATIVE SERVICES ARRANGEMENTS
PERFORMANCE INFORMATION
MIXED AND SHARED FUNDING CONFLICTS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS
Share Classes, Objectives, and Advisers for Underlying Funds

There is no guarantee that any Underlying Fund will meet its investment objective.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectuses and summary prospectuses. Prospectuses and summary prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.
NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.
Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
AB VPS Dynamic Asset Allocation	B	Maximize total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein L.P.
American Century VP Ultra®	II	Seeks long-term capital growth.	American Century Investment Mgmt., Inc

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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Mgmt., Inc
American Funds IS® Asset Allocation	4	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.
American Funds IS® Global Bond	4	Provide, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® Growth-Income	4	Achieve long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS® International	4	Provide long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® New World	4	Long-term capital appreciation.	Capital Research and Mgmt. Co.
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors LLC
BlackRock High Yield V.I.	3	Maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors LLC
ClearBridge Variable Aggressive Growth	II	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	I	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Dreyfus IP MidCap Stock	Service
Seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index), and if such fees and/or charges were included, the fees and expenses would be higher.
			Dreyfus Corp.
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	Dreyfus Corp.
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	Dreyfus Corp.
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	Dreyfus Corp.	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	Dreyfus Corp.

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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Fidelity® VIP Equity‑Income	Service Class 2
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
			Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.
Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.
Fidelity® VIP Growth Opportunities	Service Class 2	Provide capital growth.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.
Fidelity® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.
Fidelity® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.
FMR Investment Mgmt. (U.K.) Ltd.; Fidelity Mgmt. & Research (Japan) Ltd.; FIL Investments (Japan) Ltd.; Fil Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co., Inc.

Franklin Allocation VIP Fund	4
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests equal portions in Class 1 shares of Franklin Income VIP Fund, Franklin Mutual Shares VIP Fund, and Templeton Growth VIP Fund.
			Franklin Templeton Services LLC
Franklin Income VIP Fund	2	Maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Advisory Services, LLC

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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Franklin Strategic Income VIP Fund	2
Seeks a high level of current income, with capital appreciation over the long term as a secondary goal. Under normal market conditions, the fund invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.
Franklin Advisers, Inc.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF Alpha Opportunity		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF Floating Rate Strategies		Provide a high level of current income while maximizing total return.	Guggenheim Partners Investment Mgmt. LLC
Guggenheim VIF Global Managed Futures Strategy		Generate positive total returns over time.	Security Investors, LLC
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Security Investors, LLC
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Security Investors, LLC
Guggenheim VIF Managed Asset Allocation		Provide growth of capital and, secondarily, preservation of capital.	Security Investors, LLC
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF Multi‑Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Security Investors, LLC
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Security Investors, LLC
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Security Investors, LLC
Guggenheim VIF Total Return Bond		Provide total return, comprised of current income and capital appreciation.	Security Investors, LLC
Guggenheim VIF World Equity Income		Provide total return, comprised of capital appreciation and income.	Security Investors, LLC

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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series I	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Ltd
Invesco V.I. Government Money Market	Series II	Provide current income consistent with preservation of capital and liquidity.	Invesco Advisers, Inc.
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Health Care	Series I	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy VIP Asset Strategy		Provide total return.	Ivy Investment Mgmt. Co.
Janus Henderson VIT Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Henderson VIT Research	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	2	Maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	J.P. Morgan Investment Mgmt., Inc.
Lord Abbett Series Bond‑Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
MFS® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Co.

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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Morgan Stanley VIF Emerging Markets Equity	II	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Investment Mgmt., Inc.	Morgan Stanley Investment Mgmt. Co
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors Inc	Morningstar Investment Mgmt. LLC
Morningstar Balanced ETF Asset Allocation Portfolio	II	Seeks capital appreciation and some current income.	ALPS Advisors Inc	Morningstar Investment Mgmt. LLC
Morningstar Conservative ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors Inc	Morningstar Investment Mgmt. LLC
Morningstar Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors Inc	Morningstar Investment Mgmt. LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors Inc	Morningstar Investment Mgmt. LLC
Neuberger Berman AMT Sustainable Equity	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds Inc
Oppenheimer Main Street Small Cap Fund®/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds Inc
Oppenheimer Total Return Bond Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds Inc
PIMCO VIT All Asset	Administrative	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Seeks maximum real return, consistent with prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT International Bond Portfolio (U.S. Dollar‑Hedged)	Administrative	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Low Duration	Administrative	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Real Return	Administrative	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC

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Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co.
Putnam VT Small Cap Value	IB	Seeks capital appreciation.	Putnam Investment Mgmt., LLC	Putnam Investments Ltd.
Royce Micro-Cap	Investment	Seeks long-term growth of capital.	Royce & Associates, LP
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Asset Mgmt. Ltd.
Templeton Global Bond VIP Fund	2
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Franklin Advisers, Inc.
Western Asset Variable Global High Yield Bond	II	Maximize total return.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co. Pte Ltd; Western Asset Mgmt. Co.; Western Asset Mgmt. Co. Ltd.

61

APPENDIX A

Condensed Financial Information

The following condensed financial information presents Accumulation Unit values and ending Accumulation Units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2018.
Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
AB VPS Dynamic Asset Allocation	2018	10.43	9.31	3,931
	2017	9.47	10.43	2,048
	2016	9.51	9.47	810
	2015	10.01	9.51	789
	2014[1]	10.00	10.01	1,297
AB VPS Small/Mid Cap Value	2018	12.36	10.09	8,505
	2017	11.38	12.36	7,958
	2016	9.46	11.38	7,268
	2015	10.42	9.46	3,650
	2014[1]	10.00	10.42	727
American Century VP Mid Cap Value	2018	16.45	13.79	32,523
	2017	15.32	16.45	31,571
	2016	12.96	15.32	55,808
	2015	13.67	12.96	61,999
	2014	12.21	13.67	63,885
	2013	9.76	12.21	63,292
	2012	8.72	9.76	12,110
	2011	9.13	8.72	12,239
	2010	7.97	9.13	5,775
	2009	6.37	7.97	4,325
American Century VP Ultra®	2018	20.65	20.01	125,947
	2017	16.25	20.65	90,284
	2016	16.16	16.25	31,160
	2015	15.82	16.16	75,811
	2014	14.96	15.82	19,581
	2013	11.34	14.96	15,039
	2012	10.35	11.34	27,814
	2011	10.65	10.35	35,613
	2010	9.55	10.65	17,981
	2009	7.37	9.55	26,092
American Century VP Value	2018	20.77	18.15	58,071
	2017	19.86	20.77	63,834
	2016	17.14	19.86	108,845
	2015	18.55	17.14	63,740
	2014	17.05	18.55	71,713
	2013	13.47	17.05	66,167
	2012	12.20	13.47	56,575
	2011	12.56	12.20	62,131
	2010	11.54	12.56	63,089
	2009	10.01	11.54	57,872
American Funds IS® Asset Allocation	2018	11.62	10.65	103,349
	2017	10.41	11.62	39,533
	2016	9.90	10.41	41,600
	2015	10.16	9.90	23,612
	2014[1]	10.00	10.16	588

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
American Funds IS® Global Bond	2018	8.85	8.39	10,561
	2017	8.62	8.85	9,498
	2016	8.74	8.62	8,654
	2015	9.47	8.74	7,974
	2014[1]	10.00	9.47	3,405
American Funds IS® Global Growth	2018	12.71	11.11	137,984
	2017	10.07	12.71	123,027
	2016	10.41	10.07	118,239
	2015	10.13	10.41	22,094
	2014[1]	10.00	10.13	2,049
American Funds IS® Growth-Income	2018	13.01	12.27	85,360
	2017	11.08	13.01	73,948
	2016	10.32	11.08	47,350
	2015	10.59	10.32	30,860
	2014[1]	10.00	10.59	16,203
American Funds IS® International	2018	10.90	9.09	38,297
	2017	8.58	10.90	35,989
	2016	8.63	8.58	17,726
	2015	9.41	8.63	7,763
	2014[1]	10.00	9.41	2,730
American Funds IS® New World	2018	10.56	8.72	8,569
	2017	8.50	10.56	8,068
	2016	8.40	8.50	7,053
	2015	9.02	8.40	787
	2014[1]	10.00	9.02	379
BlackRock Equity Dividend V.I.	2018	12.52	11.16	31,026
	2017	11.16	12.52	12,078
	2016	9.98	11.16	9,747
	2015	10.45	9.98	791
	2014[1]	10.00	10.45	0
BlackRock Global Allocation V.I.	2018	10.27	9.14	28,098
	2017	9.38	10.27	20,404
	2016	9.38	9.38	16,728
	2015	9.84	9.38	12,108
	2014[1]	10.00	9.84	0
BlackRock High Yield V.I.	2018	10.04	9.39	22,137
	2017	9.74	10.04	6,585
	2016	8.96	9.74	17,961
	2015	9.68	8.96	6,825
	2014[1]	10.00	9.68	719

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
ClearBridge Variable Aggressive Growth	2018	16.87	14.85	65,579
	2017	15.10	16.87	52,028
	2016	15.53	15.10	53,540
	2015	16.44	15.53	71,217
	2014	14.22	16.44	92,379
	2013	10.02	14.22	83,581
	2012	8.78	10.02	208,728
	2011	8.92	8.78	95,262
	2010	7.43	8.92	169,017
	2009	5.75	7.43	115,391
ClearBridge Variable Small Cap Growth	2018	17.89	17.82	19,412
	2017	14.95	17.89	17,498
	2016	14.67	14.95	18,832
	2015	15.93	14.67	16,363
	2014	15.89	15.93	12,888
	2013	11.22	15.89	16,201
	2012	9.75	11.22	1,910
	2011	9.98	9.75	9,522
	2010	8.28	9.98	12,419
	2009	6.02	8.28	8,853
Dreyfus IP MidCap Stock	2018	12.37	10.04	9,259
	2017	11.16	12.37	8,993
	2016	10.06	11.16	9,449
	2015	10.71	10.06	10,257
	2014[1]	10.00	10.71	5,429
Dreyfus IP Small Cap Stock Index	2018	12.91	11.32	59,817
	2017	11.93	12.91	50,235
	2016	9.85	11.93	111,984
	2015	10.47	9.85	7,152
	2014[1]	10.00	10.47	7,995
Dreyfus IP Technology Growth	2018	21.67	20.61	40,333
	2017	15.81	21.67	18,918
	2016	15.72	15.81	8,775
	2015	15.41	15.72	8,887
	2014	15.01	15.41	5,036
	2013	11.76	15.01	3,363
	2012	10.59	11.76	3,659
	2011	11.95	10.59	4,678
	2010	9.57	11.95	33,278
	2009	6.33	9.57	7,957
Dreyfus VIF Appreciation	2018	12.20	10.92	564
	2017	9.97	12.20	580
	2016	9.62	9.97	593
	2015	10.27	9.62	605
	2014[1]	10.00	10.27	2,694

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Dreyfus VIF International Value	2018	10.36	8.28	28,980
	2017	8.39	10.36	34,811
	2016	8.85	8.39	39,406
	2015	9.48	8.85	35,806
	2014	10.88	9.48	36,270
	2013	9.21	10.88	26,809
	2012	8.50	9.21	27,854
	2011	10.86	8.50	39,356
	2010	10.82	10.86	90,582
	2009	8.60	10.82	87,866
Fidelity® VIP Equity-Income	2018	11.61	10.23	27,864
	2017	10.70	11.61	25,486
	2016	9.44	10.70	15,440
	2015	10.23	9.44	7,038
	2014[1]	10.00	10.23	199
Fidelity® VIP Growth & Income	2018	12.43	10.87	41,135
	2017	11.07	12.43	36,874
	2016	9.92	11.07	22,859
	2015	10.57	9.92	25,083
	2014[1]	10.00	10.57	4,017
Fidelity® VIP Growth Opportunities	2018	14.02	15.15	58,606
	2017	10.85	14.02	26,809
	2016	11.25	10.85	8,732
	2015	11.09	11.25	2,370
	2014[1]	10.00	11.09	0
Fidelity® VIP High Income	2018	10.02	9.30	35,113
	2017	9.73	10.02	1,882
	2016	8.84	9.73	1,167
	2015	9.55	8.84	385
	2014[1]	10.00	9.55	0
Fidelity® VIP Overseas	2018	10.50	8.59	35,572
	2017	8.39	10.50	12,117
	2016	9.20	8.39	1,748
	2015	9.24	9.20	6,525
	2014[1]	10.00	9.24	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Franklin Allocation VIP Fund (formerly Franklin Founding Funds Allocation VIP Fund)	2018	11.33	9.86	28,936
	2017	10.52	11.33	27,876
	2016	9.67	10.52	37,308
	2015	10.71	9.67	32,602
	2014	10.82	10.71	17,073
	2013	9.09	10.82	18,280
	2012	8.19	9.09	10,195
	2011	8.65	8.19	5,192
	2010	8.14	8.65	4,357
	2009	6.50	8.14	4,241
Franklin Income VIP Fund	2018	11.26	10.38	62,263
	2017	10.66	11.26	65,013
	2016	9.71	10.66	65,346
	2015	10.85	9.71	65,262
	2014	10.76	10.85	99,330
	2013	9.81	10.76	93,034
	2012	9.04	9.81	89,716
	2011	9.17	9.04	85,887
	2010	8.45	9.17	106,684
	2009	6.47	8.45	70,459
Franklin Mutual Global Discovery VIP Fund	2018	11.82	10.10	77,663
	2017	11.30	11.82	79,879
	2016	10.46	11.30	88,747
	2015	11.27	10.46	83,464
	2014	11.07	11.27	86,796
	2013	9.00	11.07	83,618
	2012	8.25	9.00	68,284
	2011	8.82	8.25	67,969
	2010	8.18	8.82	81,261
	2009	6.89	8.18	72,035
Franklin Small Cap Value VIP Fund	2018	13.96	11.71	16,641
	2017	13.10	13.96	20,794
	2016	10.45	13.10	23,078
	2015	11.71	10.45	29,103
	2014	12.09	11.71	30,816
	2013	9.21	12.09	21,528
	2012	8.08	9.21	25,790
	2011	8.72	8.08	30,066
	2010	7.06	8.72	42,503
	2009	5.67	7.06	22,995
Franklin Strategic Income VIP Fund	2018	9.39	8.85	13,527
	2017	9.33	9.39	10,664
	2016	8.97	9.33	7,245
	2015	9.69	8.97	6,293
	2014[1]	10.00	9.69	545

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim VIF All Cap Value	2018	19.04	16.39	37,607
	2017	17.23	19.04	42,165
	2016	14.57	17.23	43,284
	2015	15.88	14.57	43,843
	2014	15.32	15.88	43,915
	2013	11.94	15.32	47,154
	2012	10.73	11.94	86,220
	2011	11.65	10.73	97,544
	2010	10.37	11.65	116,481
	2009	8.09	10.37	98,458
Guggenheim VIF Alpha Opportunity	2018	21.00	17.88	7,334
	2017	20.33	21.00	7,600
	2016	18.72	20.33	6,719
	2015	20.39	18.72	4,480
	2014	19.36	20.39	25,712
	2013	15.72	19.36	28,255
	2012	14.40	15.72	29,205
	2011	14.68	14.40	36,237
	2010	12.63	14.68	36,441
	2009	10.09	12.63	37,190
Guggenheim VIF Floating Rate Strategies	2018	9.96	9.51	92,752
	2017	9.99	9.96	33,229
	2016	9.56	9.99	26,652
	2015	9.85	9.56	24,118
	2014[1]	10.00	9.85	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim VIF Global Managed Futures Strategy	2018	5.38	4.71	12,735
	2017	5.14	5.38	2,326
	2016	6.26	5.14	2,012
	2015	6.60	6.26	2,459
	2014	6.11	6.60	2,205
	2013	6.19	6.11	2,641
	2012	7.23	6.19	3,435
	2011	8.22	7.23	4,464
	2010	8.85	8.22	2,780
	2009	9.57	8.85	2,648
Guggenheim VIF High Yield	2018	34.34	31.71	32,588
	2017	33.56	34.34	43,477
	2016	29.65	33.56	47,769
	2015	32.05	29.65	65,820
	2014	32.46	32.05	82,061
	2013	31.38	32.46	81,412
	2012	28.37	31.38	88,635
	2011	29.46	28.37	95,655
	2010	26.50	29.46	95,275
	2009	15.93	26.50	115,442
Guggenheim VIF Large Cap Value	2018	15.08	13.14	52,427
	2017	13.52	15.08	53,841
	2016	11.56	13.52	85,447
	2015	12.65	11.56	116,167
	2014	12.00	12.65	94,392
	2013	9.44	12.00	82,392
	2012	8.48	9.44	69,135
	2011	9.16	8.48	86,934
	2010	8.18	9.16	96,296
	2009	6.72	8.18	122,120
Guggenheim VIF Long Short Equity	2018	14.42	12.09	6,968
	2017	13.03	14.42	9,213
	2016	13.45	13.03	10,313
	2015	13.79	13.45	10,126
	2014	13.92	13.79	12,296
	2013	12.31	13.92	14,641
	2012	12.24	12.31	18,711
	2011	13.60	12.24	20,593
	2010	12.69	13.60	23,729
	2009	10.35	12.69	27,214
Guggenheim VIF Managed Asset Allocation	2018	12.82	11.64	40,088
	2017	11.64	12.82	40,790
	2016	11.19	11.64	46,329
	2015	11.60	11.19	43,943
	2014	11.29	11.60	43,449
	2013	10.25	11.29	51,376
	2012	9.40	10.25	55,891
	2011	9.69	9.40	68,118
	2010	9.10	9.69	73,988
	2009	7.52	9.10	74,942
Guggenheim VIF Mid Cap Value	2018	36.20	30.34	42,188
	2017	33.05	36.20	44,172
	2016	27.07	33.05	54,977

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
	2015	30.16	27.07	62,290
	2014	31.02	30.16	65,067
	2013	24.16	31.02	83,762
	2012	21.42	24.16	89,242
	2011	24.04	21.42	100,833
	2010	21.18	24.04	127,082
	2009	15.28	21.18	164,217
Guggenheim VIF Multi-Hedge Strategies	2018	6.60	6.03	9,007
	2017	6.61	6.60	7,499
	2016	6.90	6.61	8,301
	2015	7.03	6.90	7,198
	2014	6.97	7.03	9,531
	2013	7.12	6.97	13,306
	2012	7.23	7.12	24,439
	2011	7.27	7.23	47,306
	2010	7.10	7.27	62,330
	2009	7.63	7.10	131,239
Guggenheim VIF Small Cap Value	2018	35.96	30.25	15,266
	2017	36.00	35.96	15,229
	2016	29.52	36.00	15,762
	2015	32.83	29.52	14,017
	2014	34.56	32.83	15,815
	2013	26.23	34.56	26,881
	2012	22.79	26.23	19,166
	2011	24.80	22.79	27,326
	2010	21.12	24.80	34,758
	2009	14.06	21.12	36,915
Guggenheim VIF StylePlus Large Core	2018	9.67	8.70	39,757
	2017	8.22	9.67	34,199
	2016	7.53	8.22	34,682
	2015	7.70	7.53	28,394
	2014	6.92	7.70	29,203
	2013	5.58	6.92	48,466
	2012	5.12	5.58	65,277
	2011	5.54	5.12	96,838
	2010	4.94	5.54	115,704
	2009	3.95	4.94	10,047
Guggenheim VIF StylePlus Large Growth	2018	10.19	9.45	20,293
	2017	8.13	10.19	24,488
	2016	7.76	8.13	28,043
	2015	7.64	7.76	31,787
	2014	6.88	7.64	40,116
	2013	5.57	6.88	119,624
	2012	5.22	5.57	126,716
	2011	5.67	5.22	126,458
	2010	5.05	5.67	129,704
	2009	3.93	5.05	180,386
Guggenheim VIF StylePlus Mid Growth	2018	13.37	11.96	128,431
	2017	11.14	13.37	108,338
	2016	10.64	11.14	19,809
	2015	11.06	10.64	18,261
	2014	10.15	11.06	30,861
	2013	8.08	10.15	61,906

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
	2012	7.24	8.08	72,240
	2011	7.86	7.24	84,509
	2010	6.57	7.86	93,959
	2009	4.74	6.57	89,006
Guggenheim VIF StylePlus Small Growth	2018	10.19	8.80	64,592
	2017	8.64	10.19	12,406
	2016	7.91	8.64	12,945
	2015	8.32	7.91	12,495
	2014	7.94	8.32	17,786
	2013	5.83	7.94	21,819
	2012	5.43	5.83	25,072
	2011	5.75	5.43	27,577
	2010	4.59	5.75	46,088
	2009	3.52	4.59	32,880
Guggenheim VIF Total Return Bond	2018	11.28	10.99	178,755
	2017	10.97	11.28	123,298
	2016	10.67	10.97	108,604
	2015	10.95	10.67	128,265
	2014	10.52	10.95	126,889
	2013	10.73	10.52	123,738
	2012	10.53	10.73	125,256
	2011	10.39	10.53	113,920
	2010	10.17	10.39	138,648
	2009	9.74	10.17	111,345
Guggenheim VIF World Equity Income	2018	10.88	9.63	96,446
	2017	9.82	10.88	103,422
	2016	9.24	9.82	119,623
	2015	9.66	9.24	126,308
	2014	9.55	9.66	165,655
	2013	8.31	9.55	169,570
	2012	7.40	8.31	178,913
	2011	9.13	7.40	195,762
	2010	8.19	9.13	215,743
	2009	7.10	8.19	237,636
Invesco V.I. Comstock	2018	14.99	12.65	24,827
	2017	13.24	14.99	39,984
	2016	11.75	13.24	45,439
	2015	13.00	11.75	33,429
	2014	12.37	13.00	47,410
	2013	9.47	12.37	40,394
	2012	8.27	9.47	40,554
	2011	8.77	8.27	15,840
	2010	7.87	8.77	15,024
	2009	6.36	7.87	13,548
Invesco V.I. Equity and Income	2018	14.54	12.64	67,551
	2017	13.62	14.54	70,242
	2016	12.32	13.62	70,805
	2015	13.13	12.32	138,368
	2014	12.53	13.13	97,967
	2013	10.42	12.53	96,620
	2012	9.62	10.42	59,317
	2011	10.12	9.62	61,433
	2010	9.38	10.12	56,763
	2009	7.95	9.38	62,292

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Invesco V.I. Global Real Estate	2018	21.84	19.74	35,815
	2017	20.05	21.84	37,512
	2016	20.40	20.05	36,184
	2015	21.51	20.40	34,227
	2014	19.48	21.51	34,052
	2013	19.69	19.48	28,659
	2012	15.96	19.69	25,977
	2011	17.72	15.96	29,189
	2010	15.65	17.72	34,981
	2009	12.35	15.65	34,159
Invesco V.I. Government Money Market	2018	9.43	9.20	83,654
	2017	9.76	9.43	120,779
	2016[2]	10.00	9.76	110,084

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Invesco V.I. Government Securities	2018	8.73	8.43	126,134
	2017	8.91	8.73	141,982
	2016	9.16	8.91	180,739
	2015	9.50	9.16	243,122
	2014	9.50	9.50	308,595
	2013	10.15	9.50	209,717
	2012	10.31	10.15	227,518
	2011	9.94	10.31	222,811
	2010	9.84	9.94	179,840
	2009	10.13	9.84	188,666
Invesco V.I. Health Care	2018	20.23	19.66	13,314
	2017	18.13	20.23	11,174
	2016	21.26	18.13	11,210
	2015	21.40	21.26	10,199
	2014	18.56	21.40	10,001
	2013	13.71	18.56	20,902
	2012	11.78	13.71	6,307
	2011	11.76	11.78	6,485
	2010	11.60	11.76	7,247
	2009	9.43	11.60	5,664
Invesco V.I. International Growth	2018	16.77	13.69	39,052
	2017	14.19	16.77	60,923
	2016	14.83	14.19	69,039
	2015	15.81	14.83	65,598
	2014	16.40	15.81	82,074
	2013	14.34	16.40	62,362
	2012	12.92	14.34	68,024
	2011	14.42	12.92	76,755
	2010	13.30	14.42	80,038
	2009	10.23	13.30	86,603
Invesco V.I. Mid Cap Core Equity	2018	19.41	16.52	6,051
	2017	17.58	19.41	4,176
	2016	16.12	17.58	2,264
	2015	17.49	16.12	2,418
	2014	17.43	17.49	14,958
	2013	14.09	17.43	30,761
	2012	13.22	14.09	156,012
	2011	14.68	13.22	79,541
	2010	13.40	14.68	43,883
	2009	10.71	13.40	24,883
Invesco V.I. Mid Cap Growth[6]	2018	12.99	11.78	21,324
	2017	11.04	12.99	21,203
	2016	11.40	11.04	20,762
	2015	11.71	11.40	20,692
	2014	11.29	11.71	20,351
	2013	8.58	11.29	28,906
	2012	7.96	8.58	27,199
	2011	8.93	7.96	29,934
	2010	7.82	8.93	29,012
	2009	5.72	7.82	30,352
Invesco V.I. Value Opportunities	2018	15.29	11.88	380
	2017	13.54	15.29	376
	2016	11.92	13.54	1,167

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
	2015	13.85	11.92	3,410
	2014	13.52	13.85	21,692
	2013	10.53	13.52	27,475
	2012	9.30	10.53	30,175
	2011	9.99	9.30	31,725
	2010	9.70	9.99	31,174
	2009	6.82	9.70	36,009
Ivy VIP Asset Strategy	2018	9.01	8.21	9,261
	2017	7.91	9.01	8,900
	2016	8.43	7.91	7,135
	2015	9.55	8.43	5,729
	2014[1]	10.00	9.55	0
Janus Henderson VIT Enterprise	2018	18.88	18.06	63,493
	2017	15.43	18.88	42,093
	2016	14.29	15.43	37,080
	2015	14.29	14.29	35,270
	2014	13.22	14.29	35,696
	2013	10.40	13.22	74,548
	2012	9.23	10.40	19,636
	2011	9.74	9.23	15,055
	2010	8.06	9.74	28,317
	2009	5.79	8.06	20,293
Janus Henderson VIT Research	2018	14.43	13.60	37,450
	2017	11.83	14.53	28,958
	2016	12.25	11.83	23,916
	2015	12.10	12.25	34,553
	2014	11.14	12.10	15,237
	2013	8.90	11.14	15,399
	2012	7.81	8.90	9,449
	2011	8.59	7.81	31,752
	2010	7.80	8.59	46,054
	2009	5.96	7.80	44,680
JPMorgan Insurance Trust Core Bond Portfolio	2018	9.47	9.10	18,157
	2017	9.51	9.47	18,913
	2016	9.70	9.51	53,197
	2015	9.99	9.70	65,457
	2014[1]	10.00	9.99	24,529
Lord Abbett Series Bond-Debenture VC	2018	10.63	9.82	33,311
	2017	10.10	10.63	31,803
	2016	9.35	10.10	37,137
	2015	9.86	9.35	12,659
	2014[1]	10.00	9.86	0
Lord Abbett Series Developing Growth VC	2018	11.02	11.13	4,401
	2017	8.80	11.02	4,408
	2016	9.39	8.80	4,638
	2015	10.62	9.39	91,617
	2014[1]	10.00	10.62	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
MFS® VIT Research International	2018	9.90	8.17	32,879
	2017	8.04	9.90	44,226
	2016	8.42	8.04	44,102
	2015	8.94	8.42	44,005
	2014	9.99	8.94	34,653
	2013	8.74	9.99	51,475
	2012	7.80	8.74	55,683
	2011	9.10	7.80	43,620
	2010	8.55	9.10	83,170
	2009	6.80	8.55	42,350
MFS® VIT Total Return	2018	12.88	11.67	116,565
	2017	11.93	12.88	144,806
	2016	11.39	11.93	172,893
	2015	11.89	11.39	212,220
	2014	11.41	11.89	287,163
	2013	9.97	11.41	293,031
	2012	9.34	9.97	257,674
	2011	9.54	9.34	255,015
	2010	9.04	9.54	255,042
	2009	7.97	9.04	279,118
MFS® VIT Utilities	2018	17.28	16.78	26,180
	2017	15.67	17.28	22,837
	2016	14.63	15.67	31,968
	2015	17.82	14.63	83,133
	2014	16.45	17.82	70,643
	2013	14.21	16.45	61,922
	2012	13.03	14.21	63,598
	2011	12.70	13.03	77,710
	2010	11.61	12.70	73,349
	2009	9.07	11.61	76,113
Morgan Stanley VIF Emerging Markets Equity	2018	9.07	7.21	64,696
	2017	6.98	9.07	53,605
	2016	6.79	6.98	44,154
	2015	7.90	6.79	38,165
	2014	8.59	7.90	21,608
	2013	9.02	8.59	22,898
	2012	7.81	9.02	6,687
	2011	9.92	7.81	9,344
	2010	8.66	9.92	59,618
	2009	5.28	8.66	30,837
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2018	11.51	10.05	15,367
	2017	9.98	11.51	11,550
	2016	9.31	9.98	5,614
	2015	9.95	9.31	4,418
	2014[1]	10.00	9.95	0
Morningstar Balanced ETF Asset Allocation Portfolio	2018	10.70	9.66	32,222
	2017	9.80	10.70	28,177
	2016	9.38	9.80	22,433
	2015	9.96	9.38	16,421
	2014[1]	10.00	9.96	599

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Morningstar Conservative ETF Asset Allocation Portfolio	2018	9.64	9.06	4,473
	2017	9.42	9.64	1,034
	2016	9.35	9.42	0
	2015	9.83	9.35	0
	2014[1]	10.00	9.83	0
Morningstar Growth ETF Asset Allocation Portfolio	2018	11.19	9.91	39,369
	2017	9.91	11.19	13,276
	2016	9.38	9.91	2,679
	2015	9.99	9.38	612
	2014[1]	10.00	9.99	596
Morningstar Income and Growth ETF Asset Allocation Portfolio	2018	10.14	9.35	19,249
	2017	9.58	10.14	9,694
	2016	9.35	9.58	4,727
	2015	9.87	9.35	4,261
	2014[1]	10.00	9.87	0
Neuberger Berman AMT Sustainable Equity	2018	23.59	21.37	30,989
	2017	20.74	23.59	43,931
	2016	19.64	20.74	44,255
	2015	20.51	19.64	32,753
	2014	19.34	20.51	39,248
	2013	14.61	19.34	32,648
	2012	13.70	14.61	70,225
	2011	14.69	13.70	147,865
	2010	12.42	14.69	59,550
	2009	9.82	12.42	37,466
Oppenheimer Global Fund/VA	2018	12.50	10.42	45,410
	2017	9.52	12.50	28,486
	2016	9.90	9.52	19,464
	2015	9.91	9.90	29,323
	2014[1]	10.00	9.91	777

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Oppenheimer Main Street Small Cap Fund®/VA	2018	28.17	24.27	8,584
	2017	25.67	28.17	8,135
	2016	22.65	25.67	8,843
	2015	25.04	22.65	7,830
	2014	23.29	25.04	8,869
	2013	17.19	23.29	49,932
	2012	15.17	17.19	21,331
	2011	16.13	15.17	18,690
	2010	13.61	16.13	19,851
	2009	10.32	13.61	19,740
Oppenheimer Total Return Bond Fund/VA	2018	6.95	6.61	29,019
	2017	6.92	6.95	37,166
	2016	6.97	6.92	54,976
	2015	7.18	6.97	37,381
	2014	6.98	7.18	39,541
	2013	7.27	6.98	27,754
	2012	6.85	7.27	70,127
	2011	6.59	6.85	66,187
	2010	6.15	6.59	59,300
	2009	5.86	6.15	69,732
PIMCO VIT All Asset	2018	13.68	12.46	8,454
	2017	12.51	13.68	8,753
	2016	11.50	12.51	9,037
	2015	13.12	11.50	796,512
	2014	13.56	13.12	1,213,014,
	2013	14.04	13.56	1,547,511
	2012	12.68	14.04	2,018,143
	2011	12.91	12.68	1,955,231
	2010	11.85	12.91	2,151,576
	2009	10.12	11.85	1,826,459
PIMCO VIT CommodityRealReturn Strategy	2018	4.87	4.03	38,695
	2017	4.95	4.87	42,824
	2016	4.47	4.95	52,656
	2015	6.24	4.47	47,060
	2014	7.95	6.24	36,325
	2013	9.67	7.95	31,226
	2012	9.53	9.67	17,055
	2011	10.70	9.53	20,107
	2010	8.92	10.70	26,023
	2009	6.54	8.92	25,952
PIMCO VIT Emerging Markets Bond	2018	12.24	11.22	6,264
	2017	11.58	12.24	4,620
	2016	10.62	11.58	4,098
	2015	11.29	10.62	1,079
	2014	11.56	11.29	933
	2013	12.91	11.56	14,803
	2012	11.39	12.91	19,364
	2011	11.13	11.39	14,520
	2010	10.32	11.13	31,097
	2009	8.21	10.32	2,411
	2018	12.13	11.93	51,322
	2017	12.26	12.13	51,929
	2016	11.95	12.26	53,796

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) (formerly PIMCO VIT Foreign Bond (U.S. Dollar–Hedged))	2015	12.37	11.95	60,467
	2014	11.56	12.37	108,308
	2013	11.94	11.56	96,729
	2012	11.18	11.94	132,284
	2011	10.88	11.18	134,571
	2010	10.41	10.88	135,165
	2009	9.35	10.41	114,324
PIMCO VIT Low Duration	2018	8.81	8.52	63,481
	2017	9.03	8.81	73,185
	2016	9.24	9.03	72,635
	2015	9.57	9.24	71,742
	2014	9.85	9.57	87,754
	2013	10.24	9.85	128,107
	2012	10.04	10.24	96,917
	2011	10.31	10.04	107,709
	2010	10.17	10.31	160,132
	2009	9.32	10.17	133,536
PIMCO VIT Real Return	2018	10.92	10.29	136,854
	2017	10.94	10.92	124,638
	2016	10.80	10.94	150,071
	2015	11.52	10.80	173,088
	2014	11.61	11.52	216,926
	2013	13.28	11.61	164,634
	2012	12.67	13.28	203,273
	2011	11.78	12.67	219,337
	2010	11.32	11.78	223,783
	2009	9.93	11.32	283,822
PIMCO VIT Total Return	2018	9.61	9.20	19,931
	2017	9.52	9.61	23,525
	2016	9.64	9.52	25,573
	2015	9.97	9.64	24,287
	2014[1]	10.00	9.97	11,765
Putnam VT Small Cap Value	2018	11.93	9.20	1,702
	2017	11.48	11.93	1,639
	2016	9.35	11.48	732
	2015	10.14	9.35	695
	2014[1]	10.00	10.14	0
Royce Micro-Cap	2018	10.48	9.18	15,850
	2017	10.34	10.48	16,314
	2016	8.97	10.34	19,598
	2015	10.64	8.97	20,388
	2014	11.45	10.64	54,057
	2013	9.83	11.45	55,651
	2012	9.48	9.83	68,112
	2011	11.20	9.48	75,262
	2010	8.95	11.20	85,440
	2009	5.88	8.95	80,707
T. Rowe Price Health Sciences	2018	14.14	13.73	61,974
	2017	11.53	14.14	22,885
	2016	13.41	11.53	16,893
	2015	12.38	13.41	17,718
	2014[1]	10.00	12.38	742

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Templeton Developing Markets VIP Fund	2018	10.88	8.82	17,321
	2017	8.08	10.88	17,711
	2016	7.11	8.08	14,145
	2015	9.19	7.11	7,643
	2014[1]	10.00	9.19	259
Templeton Global Bond VIP Fund	2018	8.82	8.66	137,719
	2017	8.99	8.82	128,792
	2016	9.07	8.99	124,241
	2015	9.84	9.07	16,520
	2014[1]	10.00	9.84	2,723
Western Asset Variable Global High Yield Bond	2018	11.60	10.71	1,317
	2017	11.11	11.60	1,235
	2016	10.00	11.11	1,145
	2015	11.05	10.00	11,658
	2014	11.65	11.05	37,638
	2013	11.41	11.65	54,763
	2012	10.03	11.41	33,343
	2011	10.29	10.03	232,566
	2010	9.31	10.29	139,573
	2009	6.24	9.31	12,620
1 For the period May 1, 2014 (the date first publicly offered) through December 31, 2014. 2 For the period April 29, 2016 (the date first publicly offered) through December 31, 2016.

APPENDIX B

Riders Available for Purchase Only Prior to February 1, 2010

Guaranteed Minimum Income Benefit — This rider makes available a minimum amount for the purchase of a fixed Annuity (“Minimum Income Benefit”). The Minimum Income Benefit is equal to Purchase Payments net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application; provided, however, that the Minimum Income Benefit shall not exceed an amount equal to your Purchase Payments, less the amount of any withdrawals (including any withdrawal charges) and any applicable premium tax, times 200%. (If you elected the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market Subaccount the Fixed Account and Loan Account; however, you will still pay the rider charge applicable to the 5% rate.)
In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant’s 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.
You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under “Annuity Options.” The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.
Guaranteed Minimum Withdrawal Benefit — If you elected this rider when you purchased the Contract, your “Benefit Amount” is equal to a percentage of the initial Purchase Payment including any Credit Enhancement. If you purchased the rider on a Contract Anniversary, your Benefit Amount was equal to a percentage of your Contract Value on the Valuation Date we added this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the “Remaining Benefit Amount.”
Under this rider, you may withdraw up to a specified amount each Contract Year (the “Annual Withdrawal Amount”), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to zero. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:
Annual Withdrawal Amount*	Benefit Amount*
5%	130%
6%	110%
7%	100%
* A percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary)

If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.
If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and
B-1

any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under “Contingent Deferred Sales Charge” and “Extra Credit.” Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. Please see “Federal Tax Matters.”
The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.
The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount. The percentage is determined by dividing: (i) the excess withdrawal amount by (ii) Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.
After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.
While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. If we exercise our right restrict subsequent Purchase Payments, you will be unable to increase your Annual Withdrawal Amount through subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to 0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was age 85 or younger.
If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount.

B-2

APPENDIX C

Bonus Credit Rider

During the period that began September 1, 2005 and ended December 31, 2007, the Company paid a Bonus Credit equal to 2% of any initial purchase payment applied to a Contract issued during that time period; provided, however, that the rider was available only if (1) the Company issued the Contract during the period of September 1, 2005 through December 31, 2007; (2) the Contract was issued without an Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date was 80 or younger. The Company applied the Bonus Credit at the time the initial Purchase Payment was effective and allocated it among the Subaccounts in the same proportion as the initial purchase payment. This rider is no longer available. There is no additional charge for the 2% Bonus Credit.

C-1

SECUREDESIGNS® VARIABLE ANNUITY

Variable Annuity Account B

STATEMENT OF ADDITIONAL INFORMATION

Date:  May 1, 2019

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

Issued by
First Security Benefit Life Insurance and Annuity Company of New York
350 Park Avenue, 14th Floor
New York, NY 10022

Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the SecureDesigns Variable Annuity dated May 1, 2019, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1‑800‑888‑2461 or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

6959 A	32-69594-01 2019/05/01

2

General Information and History
For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), First Security Benefit Life Insurance and Annuity Company of New York (the “Company”), and the Variable Annuity Account B (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Method of Deducting the Excess Charge
The minimum mortality and expense risk charge of 0.60%, and the administration charge of 0.15%, on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such monthly subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net subaccount adjustment equal to:
1.	the amount of subaccount adjustment per Accumulation Unit; times
2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Guggenheim VIF StylePlus Large Core Subaccount and no riders, the Excess Charge would be computed as follows:
Mortality and Expense Risk Charge		0.70%
Plus: Optional Rider Charge	+	N/A
Less: Minimum Charge	-	0.60%
Excess Charge on an Annual Basis		0.10%

3

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the monthly subaccount adjustment amount would be as follows:
Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Subaccount Adjustment Per Unit		$ 0.02415
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 120.75

The monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Guggenheim VIF StylePlus Large Core Subaccount, as follows: $0.02415 (net subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 1.25%. This charge is factored into the annuity unit values on each Valuation Date.
Limits on Purchase Payments Paid Under Tax‑Qualified Retirement Plans
Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.
Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $19,000 for tax year 2019. The $19,000 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch-up contributions equal to $6,000, can be made to a 403(b) annuity during the 2019 tax year. The $6,000 limit may be adjusted for inflation in $500 increments for future tax years.
The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the annual limit by the lesser of (a) $3,000: (b) the excess of $15,000 reduced by the sum of the additional pre-tax elective contributions and designated Roth contributions made in prior years because of this rule: or (c) $5,000 times the number of years of service for the organization, minus the total elective deferrals made for earlier years.
Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 2019 is the lesser of (i)  $56,000 , or (ii) 100% of the employee’s annual compensation.
Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connec-tion with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal
4

Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $6,000 . If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i)  $6,000 (for 2019) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,000 (for 2019) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $56,000. Salary reduction contributions, if any, are subject to additional annual limits.
Administrative Services Arrangements
The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management and administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2018 , 2017, and 2016, the Company paid $1,372,917, $1,531,848, and $1,630,006, respectively, under the agreement.
Performance Information
Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Invesco V.I. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Invesco V.I. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Invesco V.I. Government Money Market Subaccount assume that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T) n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
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Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the maximum mortality and expense risk charge of 0.85%, the maximum optional rider charges of 1.70%, the administration charge of 0.15%, the account administration charge of $30, and the contingent deferred sales charge.
Other total return figures (referred to as “Non‑Standardized Total Return”) may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non‑Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return that reflects such charges and which date from the Separate Account inception date.
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.
Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.
Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.
Mixed and Shared Funding Conflicts
Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment vehicles might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from the use of the Underlying Funds for mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force an Underlying Fund to sell securities at disadvantageous prices.
Independent Registered Public Accounting Firm
The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2018 and 2017, and for each of the specified periods ended December 31, 2018, 2017 and 2016, or
6

for portions of such periods as disclosed in the financial statements, and the financial statements of Variable Annuity Account B at December 31, 2018, and for each of the specified periods ended December 31, 2018 and 2017, or for such portions of such periods as disclosed in the financial statements, appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Financial Statements
The financial statements of First Security Benefit Life Insurance and Annuity Company of New York as of December 31, 2018 and 2017, and for each of the specified periods ended December 31, 2018, 2017 and 2016, or for portions of such periods as disclosed in the financial statements, and the financial statements of Variable Annuity Account B  at December 31, 2018, and for each of the specified periods ended December 31, 2018 and 2017, or for portions of such periods as disclosed in the financial statements are set forth herein, following this section.
The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

7

F I N A N C I A L  S T A T E M E N T S
( S T A T U T O R Y  B A S I S )

First Security Benefit Life Insurance and Annuity Company of New York
Years Ended December 31, 2018 and 2017
With Reports of Independent Auditors

First Security Benefit Life Insurance and Annuity Company of New York

Financial Statements
(Statutory Basis)

Years Ended December 31, 2018 and 2017

Report of Independent Auditors
The Board of Directors
First Security Benefit Life Insurance and
Annuity Company of New York

We have audited the accompanying statutory-basis financial statements of First Security Benefit Life Insurance and Annuity Company of New York (the Company) which comprise the balance sheets as of December 31, 2018 and 2017, and the related statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2018, and the related notes to the financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services - Insurance Division. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
A member firm of Ernst & Young Global Limited

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services - Insurance Division, which is a basis of accounting other than U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.
Opinion on Statutory-Basis of Accounting
In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, on the basis of accounting described in Note 1.

April 26, 2019

A member firm of Ernst & Young Global Limited

First Security Benefit Life Insurance and Annuity Company of New York

Balance Sheets
(Statutory Basis)

	December 31
	2018	2017
	(In Thousands,
	Except Share Data)
Admitted assets
Investments:
Bonds	$351,036	$447,309
Preferred stocks	722	722
Policy loans	305	407
Cash and cash equivalents	40,726	77,187
Other invested assets	1,907	1,939
Total investments	394,696	527,564

Investment income due and accrued	2,363	2,754
Income tax receivable	3,568	1,835
Net deferred income tax asset	632	2,259
Other assets	140	376
Separate account assets	132,149	140,190
Total admitted assets	$533,548	$674,978

Liabilities and capital and surplus
Liabilities:
Life and annuity reserves	$168,779	$310,906
Funds withheld	196,407	188,212
Other liabilities	2,764	3,449
Net transfers due from separate accounts	(1,096)	(870)
Asset valuation reserve	2,471	2,858
Separate account liabilities	132,149	140,190
Total liabilities	501,474	644,745

Capital and surplus:
Common stock, $10 par value:
Authorized, issued, and outstanding – 200,000 shares	2,000	2,000
Additional paid-in capital	33,600	33,600
Unassigned deficit	(3,526)	(5,367)
Total capital and surplus	32,074	30,233
Total liabilities and capital and surplus	$533,548	$674,978

See accompanying notes.

3

First Security Benefit Life Insurance and Annuity Company of New York

Statements of Operations
(Statutory Basis)
	Year Ended December 31
	2018	2017	2016
	(In Thousands)
Revenues:
Annuity considerations and deposits	$18,252	$14,099	$13,069
Net investment income	8,831	10,644	11,473
Other income	2,064	2,141	2,217
Total revenues	29,147	26,884	26,759

Benefits and expenses:
Decrease in reserves and funds for all policies	(141,295)	(34,731)	(16,171)
Surrender benefits	154,594	47,985	27,926
Annuity benefits	10,594	9,580	8,939
Commissions	901	731	569
Other insurance operating expenses	2,829	2,786	2,841
Total benefits and expenses	27,623	26,351	24,104

Income from operations before federal
income taxes	1,524	533	2,655
Federal income tax benefit	1,371	869	242
Income from operations before net
realized gains	2,895	1,402	2,897
Net realized gains (losses), net of capital gains tax	159	(16)	(2,114)
Net income	$3,054	$1,386	$783

See accompanying notes.

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First Security Benefit Life Insurance and Annuity Company of New York

Statements of Changes in Capital and Surplus
(Statutory Basis)
		Additional		Unassigned	Total
	Common	Paid-In	Contingency	Surplus	Capital and
	Stock	Capital	Surplus	(Deficit)	Surplus
	(In Thousands)

Balance at January 1, 2016	$2,000	$33,600	$—	$(8,503)	$27,097
Net income	—	—	—	783	783
Change in asset valuation reserve	—	—	—	140	140
Change in net deferred income taxes	—	—	—	(346)	(346)
Change in nonadmitted assets	—	—	—	1,173	1,173
Change in net unrealized capital gains, net of tax	—	—	—	118	118
Balance at December 31, 2016	2,000	33,600	—	(6,635)	28,965
Net income	—	—	—	1,386	1,386
Change in asset valuation reserve	—	—	—	(414)	(414)
Change in net deferred income taxes	—	—	—	(2,503)	(2,503)
Change in nonadmitted assets	—	—	—	2,781	2,781
Change in net unrealized capital gains, net of tax	—	—	—	18	18
Balance at December 31, 2017	2,000	33,600	—	(5,367)	30,233
Net income	—	—	—	3,054	3,054
Change in asset valuation reserve	—	—	—	387	387
Change in net deferred income taxes	—	—	—	(1,893)	(1,893)
Change in nonadmitted assets	—	—	—	255	255
Change in net unrealized capital gains, net of tax	—	—	—	38	38
Balance at December 31, 2018	$2,000	$33,600	$—	$(3,526)	$32,074

See accompanying notes.

5

First Security Benefit Life Insurance and Annuity Company of New York

Statements of Cash Flows
(Statutory Basis)

	Year Ended December 31
	2018	2017	2016
	(In Thousands)
Operation activities
Revenues:
Premium and annuity considerations	$18,252	$14,099	$13,069
Net investment income	9,836	10,598	10,754
Other income	3,048	2,737	2,944
Benefits and expenses:
Benefits and surrenders	(165,271)	(58,760)	(35,559)
Net transfers from separate accounts	(1,059)	5,936	8,270
Commissions, expenses, and other deductions	(4,460)	(4,039)	(4,038)
Federal income taxes, including net tax
on capital gains	—	(1,070)	420
Net cash used in operations	(139,654)	(30,499)	(4,140)

Investment activities
Proceeds from sales, maturities, or repayments
of investments:
Bonds	196,065	196,816	218,218
Stocks	—	9	5
Other invested assets	—	2,550	1,236
Other proceeds	117	1,399	408
Cost of investments acquired:
Bonds	(100,724)	(146,700)	(198,675)
Stocks	—	(1)	(724)
Other applications	(79)	—	(2,334)
Net decrease (increase) in policy loans	102	(18)	(117)
Net cash provided by investment activities	95,481	54,055	18,017

Financing and miscellaneous activities
Cash provided:
Change in funds withheld	8,195	3,434	8,701
Other cash provided (used)	(483)	(28)	749
Net cash provided by financing and miscellaneous activities	7,712	3,406	9,450

Increase (decrease) in cash and cash equivalents
and short-term investments	(36,461)	26,962	23,327
Cash and cash equivalents and short-term
investments at beginning of year	77,187	50,225	26,898
Cash and cash equivalents and short-term
investments at end of year	$40,726	$77,187	$50,225

See accompanying notes.
6

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements
(Statutory Basis)

December 31, 2018

1. Significant Accounting Policies
Organization
First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in the States of New York and Kansas and was organized to offer insurance products in the State of New York. The Company’s business activities are concentrated in the sale of variable annuity products, which are supported by separate account assets, and fixed annuity products.
Effective January 31, 2017, Security Benefit Corporation contributed to its subsidiary, SBL Holdings, LLC, a Kansas limited liability company, all of the outstanding common stock of the Company. In addition, the Company experienced a change of control in its ultimate parent.
Basis of Presentation
The financial statements of the Company are presented in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services – Insurance Division (the Department).
The Department recognizes only statutory accounting practices prescribed or permitted by the State of New York in determining and reporting the financial condition and results of operations of an insurance company for purposes of determining its solvency under the New York Insurance Law.
The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of New York.

7

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

1. Significant Accounting Policies (continued)
Statutory accounting practices differ from U.S. generally accepted accounting principles (GAAP). The more significant variances from GAAP are as follows:
Investments
Investments in bonds and non-redeemable preferred stock are carried at amortized cost or market value based on the NAIC designation. GAAP requires that debt securities be classified as held to maturity, trading, or available for sale. Under GAAP, debt securities classified as held to maturity are carried at amortized cost, and debt securities classified as trading or available for sale are carried at fair value. Unrealized holding gains and losses are reported in income for those debt securities classified as trading or as a separate component of stockholder’s equity for those debt securities classified as available for sale.
For statutory purposes, all single-class and multi-class mortgage-backed/asset-backed securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. For GAAP purposes, all debt securities, purchased or retained, that represent beneficial interests in securitized assets other than high credit quality securities are adjusted using the prospective method when there is a change in estimated future cash flow. If it is determined that a decline in fair value is other than temporary, losses are bifurcated between credit and non-credit-related impairments. Credit impairments are recognized in earnings, and non-credit-related impairments are reported as a component of equity. For high credit quality securities, the retrospective method is used when there is a change in estimated future cash flow. For statutory purposes, loan-backed and structured securities that are other-than-temporarily impaired are written down to the present value of discounted estimated future cash flows.
Valuation Reserve Liabilities
As prescribed by the NAIC, the asset valuation reserve (AVR) is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of fixed maturity securities, equity securities, mortgage loans, real estate, and other invested assets. Changes to the AVR are charged or credited directly to unassigned surplus. AVR is not recognized under GAAP.
As also prescribed by the NAIC, the Company reports an interest maintenance reserve (IMR) that represents the net accumulated unamortized realized capital gains and losses attributable to changes
8

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

1. Significant Accounting Policies (continued)
in the general level of interest rates on sales of fixed maturity investments, principally bonds. Such gains or losses, net of tax, are amortized into income over the remaining period to expected maturity based on groupings of individual securities sold in five-year bands. IMR is not recognized under GAAP.
Policy Acquisition Costs and Value of Business Acquired
The costs of successfully acquiring new business are expensed when incurred, rather than being deferred and amortized as required under GAAP. Expense allowances received or paid in connection with reinsurance are recognized as income or expense when due, rather than deferred and amortized as required under GAAP. For GAAP purposes, the value of business acquired (VOBA) is amortized in a similar manner to the amortization of deferred policy acquisition costs. VOBA is not recognized under statutory accounting.
Nonadmitted Assets
For statutory accounting purposes, certain assets designated as nonadmitted (principally furniture, equipment, leasehold improvements, intangible assets, prepaid expenses, certain deferred income tax assets, and miscellaneous receivables over 90 days old) are excluded from the balance sheets and charged directly to unassigned surplus. Under GAAP, such assets are included on the balance sheets to the extent those assets are not impaired.
Premiums and Benefits
Revenues for life and annuity policies with mortality or morbidity risk consist of the entire premium received, and benefits incurred represent the total of benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting and credited directly to an appropriate policy reserve account without recognizing premium income. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue and benefits incurred represent the excess of benefits paid over the policy account value and interest credited to the account values.
9

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

1. Significant Accounting Policies (continued)
Policy Reserves
Reserves are based on statutory mortality, morbidity, and interest requirements, with consideration of future withdrawals. All annuity reserves are calculated on the prescribed reserve basis, which partially offsets the effect of immediately charging policy acquisition costs for commissions to expense. Under GAAP, annuity reserves are carried at account value plus reserves associated with guarantees provided by the Company to the contract holders.
Reinsurance
The Company reports reinsurance receivables and prepaid reinsurance premiums as reductions of policy and contract liabilities rather than reporting such amounts as assets as required under GAAP.
Funds Withheld
The Company maintains a funds withheld reinsurance liability equal to the statutory carrying value of the assets segregated to support certain reinsurance agreements. For GAAP purposes, the funds withheld reinsurance liability contains an embedded derivative that is bifurcated and fair valued based on the change in the fair value of the underlying segregated assets.
Separate Accounts
For statutory accounting purposes, separate account surplus is created through the use of the Commissioners’ Annuity Reserve Valuation Method and is reported as an unsettled transfer from the separate account to the general account.
Deferred Income Taxes
For statutory accounting purposes, deferred income tax assets are limited to (1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent three calendar years; plus (2) the lesser of the remaining gross deferred income tax assets expected to be realized within three years of the statement of admitted assets, liabilities, and surplus date or 15% of surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software, and any net positive goodwill; plus (3) the amount of remaining gross deferred income tax assets that can be
10

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

1. Significant Accounting Policies (continued)

offset against existing gross deferred income tax liabilities (DTLs). The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state income taxes.
Under GAAP, state income taxes are included in the computation of deferred income taxes, a deferred tax asset (DTA) is recorded for the amount of gross DTAs expected to be realized in future years, and a valuation allowance is established for DTAs that are not realizable.
Embedded Derivatives
Embedded derivatives for statutory accounting are not bifurcated from the host instrument, whereas GAAP accounting requires the embedded derivative to be bifurcated from, accounted for, and reported separately from the host instrument if it is not clearly and closely related to the host instrument.
Goodwill
As a result of the change of control on January 31, 2017, goodwill, for GAAP purposes, is recognized for the excess of the purchase price over the fair value of identifiable net assets acquired. Goodwill is not amortized, but is reviewed annually for indications of impairment. Statutory accounting does not allow recognition of goodwill resulting from a change of control.
Cash and Cash Equivalents
The statutory-basis statements of cash flow reconcile to the changes in cash and cash equivalents and short-term investments with original maturities of one year or less. Under GAAP, the statements of cash flow reconcile to changes in cash and cash equivalents, whereby cash equivalents are financial instruments with an original maturity period of 90 days or less.
11

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

1. Significant Accounting Policies (continued)
A reconciliation of capital and surplus at December 31, 2018, 2017, and 2016, and net income for each of the three years in the period ended December 31, 2018, between amounts presented herein and amounts stated in conformity with GAAP is as follows:
	Capital and Surplus			Net Income (Loss)
	2018	2017	2016	2018	2017	2016
	(In Thousands)

Amounts set forth herein	$32,074	$30,233	$28,965	$3,054	$1,386	$783
Unrealized amounts on securities:
Available for sale	(1,135)	1,819	21	—	—	—
Realized losses	—	—	—	(727)	257	205
Nonadmitted assets	36	291	3,072	—	—	—
Deferred policy acquisition costs and value of
business acquired	5,205	10,917	15,566	45	(523)	(448)
Annuity reserves/account values	(320)	(926)	(2,714)	630	1,837	481
Deferred income taxes	(562)	(2,234)	(4,135)	(2,965)	(1,247)	(408)
Asset valuation reserve	2,471	2,858	2,444	—	—	—
Interest maintenance reserve	244	509	315	91	(54)	(66)
Funds withheld	(38)	(35)	(76)	—	—	—
Goodwill	2,037	2,269	—	—	—	—
Other	(611)	(674)	(673)	279	(391)	126
Amounts stated in conformity with U.S. GAAP	$39,401	$45,027	$42,785	$407	$1,265	$673

Other significant accounting policies include the following:
Investments
Investments are valued as prescribed by the NAIC. Bonds are reported principally at cost, adjusted for amortization of premiums and accrual of discounts using the effective interest method. For mortgage-backed bonds, defaults, loss severity of defaulted collateral, and anticipated prepayments are considered using market consensus when determining the amortization of premiums and accrual of discounts. Adjustments to discounts or premiums resulting when actual defaults, loss severity of defaulted collateral, and prepayments differ substantially from estimates are determined using the retrospective method. Preferred stocks in good standing are carried at cost. Bonds and preferred stocks not in good standing are carried at the lower of amortized cost or fair value.
12

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

1. Significant Accounting Policies (continued)

Realized capital gains and losses on sales of investments are determined using the specific identification method.
For any decline in the market value of an investment that is determined to be other than temporary, the amortized cost basis of the investment is written down to the estimated fair value as of the date of the determination, except for loan-backed and structured securities where the investment is written down to its discounted expected future cash flows, and the amount of the write-down is accounted for as a realized loss.
Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.
Policy loans are stated at the aggregate unpaid balance.
The operations of the Company are subject to the risk of interest rate fluctuations to the extent that there is a difference between the amount of the Company’s interest-earning assets and interest-bearing liabilities that reprice or mature in specified periods. The Company engages in asset-liability management intended to generate an acceptable level of return relative to the levels of interest rate risk, liquidity risk and other forms of risk that exist within the Company.
Reserves for Annuity Policies
The reserves for annuity policies are developed by actuarial methods. Annuity reserves are computed using assumed interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than the minimum valuation required by law and greater than the guaranteed policy cash values.
For variable annuity contracts, the 1994 MGDB mortality table has been used principally (2012 IAR for 2015-18 issues), and interest assumptions range from 3.5% to 5.5%. For fixed annuity contracts, the 2000 Annuity Table has been used principally (2012 IAR for 2015-18 issues), and interest assumptions range from 3.50% to 4.25%.

13

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

1. Significant Accounting Policies (continued)
Recognition of Revenues
Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest contracts are recorded as deposits, with revenues consisting of policy charges for the cost of insurance, policy administrative charges, and surrender charges against account balances during the period.
Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Separate Accounts
The separate accounts are established in conformity with New York insurance laws and are not chargeable with liabilities arising out of any other business of the Company. Premiums designated for investment in the separate accounts are included in revenues with corresponding liability increases included in benefits. Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings held primarily for the benefit of contract holders, are shown as separate captions in the balance sheets. Assets held in the separate accounts are carried at quoted market values or, where quoted market values are not available, at fair market value. The Company receives administrative and risk fees relating to amounts invested in the separate accounts.
Use of Estimates
The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Significant estimates and assumptions include the valuation of investments, determination of other-than-temporary impairments (OTTIs) of investments, calculation of liabilities for future policy benefits, the calculation of income taxes, and the recognition of DTAs and DTLs. Actual results could differ from those estimates.

14

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments
The carrying value, gross unrealized gains and losses, and fair value of investments in bonds and preferred stock at December 31, 2018 and 2017, are summarized as follows:
	December 31, 2018
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Amount	Gains	Losses	Value
	(In Thousands)
Bonds:
U.S. Treasury securities and obligations
of U.S. government corporations
and agencies	$9,954	$35	$58	$9,931
Obligations of government-sponsored
enterprises	18,060	130	235	17,955
Corporate	137,355	1,465	1,876	136,944
Municipal governments	14,957	1,017	73	15,901
Commercial mortgage-backed	42,011	82	424	41,669
Residential mortgage-backed	18,884	937	250	19,571
Collateralized loan obligations	60,288	36	772	59,552
Collateralized debt obligations	650	—	12	638
Other asset backed	48,877	356	370	48,863
Total bonds	$351,036	$4,058	$4,070	$351,024

Preferred stocks:
Financial	$722	$13	$6	$729
Total preferred stocks	$722	$13	$6	$729

15

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments (continued)
	December 31, 2017
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Amount	Gains	Losses	Value
	(In Thousands)
Bonds:
U.S. Treasury securities and obligations
of U.S. government corporations
and agencies	$9,785	$2	$61	$9,726
Obligations of government-sponsored
enterprises	23,985	132	172	23,945
Corporate	189,380	4,225	367	193,238
Municipal governments	16,510	1,296	9	17,797
Commercial mortgage-backed	52,911	293	257	52,947
Residential mortgage-backed	18,876	1,034	56	19,854
Collateralized loan obligations	76,770	678	26	77,422
Collateralized debt obligations	650	—	—	650
Other asset backed	58,442	454	268	58,628
Total bonds	$447,309	$8,114	$1,216	$454,207

Preferred stocks:
Financial	$722	$59	$—	$781
Total preferred stocks	$722	$59	$—	$781
The carrying amount and fair value of bonds at December 31, 2018, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.
	Carrying	Fair
	Amount	Value
	(In Thousands)

Due in one year or less	$22,177	$22,090
Due after one year through five years	84,201	84,052
Due after five years through ten years	25,099	24,976
Due after ten years	26,020	26,955
Mortgage-backed securities and other asset-backed securities	193,539	192,951
	$351,036	$351,024

16

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments (continued)
For bonds with unrealized losses as of December 31, 2018 and 2017, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:
	December 31, 2018
	Less Than 12 Months		Greater Than or Equal		Total
			to 12 Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
Bonds:
U.S. Treasury securities and obligations
of U.S. government corporations
and agencies	$387	$4	$2,833	$54	$3,220	$58
Obligations of government-sponsored
enterprises	2,793	28	8,451	207	11,244	235
Corporate	58,279	1,232	21,446	644	79,725	1,876
Municipal governments	902	19	1,861	54	2,763	73
Commercial mortgage-backed	15,717	107	18,555	317	34,272	424
Residential mortgage-backed	4,066	49	5,076	201	9,142	250
Collateralized loan obligation	48,919	740	1,131	32	50,050	772
Collateralized debt obligation	638	12	—	—	638	12
Other asset backed	11,383	96	18,542	274	29,925	370
Total bonds	$143,084	$2,287	$77,895	$1,783	$220,979	$4,070

Number of securities with unrealized losses		222		89		311
Percent investment grade
(NAIC investment grade 1 and 2)		91%		92%		91%

17

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments (continued)
	December 31, 2017
	Less Than 12 Months		Greater Than or Equal		Total
			to 12 Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
Bonds:
U.S. Treasury securities and obligations
of U.S. government corporations
and agencies	$5,110	$60	$599	$1	$5,709	$61
Obligations of government-sponsored
enterprises	13,536	172	—	—	13,536	172
Corporate	33,524	208	3,144	159	36,668	367
Municipal governments	1,928	9	—	—	1,928	9
Commercial mortgage-backed	16,828	87	12,316	170	29,144	257
Residential mortgage-backed	4,720	41	1,873	15	6,593	56
Collateralized loan obligation	2,093	14	684	12	2,777	26
Other asset backed	21,468	169	6,425	99	27,893	268
Total bonds	$99,207	$760	$25,041	$456	$124,248	$1,216

Number of securities with unrealized losses		98		37		135
Percent investment grade
(NAIC investment grade 1 and 2)		92%		84%		90%

The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired. At present, the Company cannot ascertain the duration of the current market conditions and the resulting impact on such positions, but believes these losses to be temporary.
The Company closely monitors those securities where impairment concerns may exist. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the length of time the fair value has been below amortized cost; (2) the issuer’s financial position and access to capital; including the current and future impact of any specific events; (3) for fixed maturity securities, the Company’s intent to sell the security or if it is more likely than not that the Company will be required to sell the security before recovery of the amortized cost basis, and (4) for equity securities, the Company’s ability and intent to hold the security until it recovers in value. In the
18

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments (continued)
evaluation of the potential impairment of asset-backed securities, several additional factors are taken into account, including cash flow, collateral sufficiency, liquidity, and economic conditions.
The Company has no currently held investments in loan-backed and structured securities with a recognized OTTI based on its intent to sell the security or inability of the Company to retain the investment for a period of time sufficient to recover the amortized cost basis of the investment.
The Company has no loan-backed or structured securities with a recognized OTTI where the present value of cash flows expected to be collected is less than the amortized cost basis of the security.
Impaired loan-backed and structured securities (those whose fair value is less than cost or amortized cost) currently held by the Company, for which an OTTI has not been recognized in earnings as a realized loss, aggregated by length of time that the individual securities have been in a continuous unrealized loss position, are as follows:
	December 31, 2018
	Unrealized	Fair
	Loss	Value
	(In Thousands)
Continuous unrealized loss for less than 12 months	$1,115	$86,649
Continuous unrealized loss for greater than or equal
to 12 months	1,033	52,084

	December 31, 2017
	Unrealized	Fair
	Loss	Value
	(In Thousands)

Continuous unrealized loss for less than 12 months	$491	$60,005
Continuous unrealized loss for greater than or equal
to 12 months	371	23,329

19

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments (continued)
Major categories of net investment income for the years ended December 31, 2018, 2017, and 2016, are summarized as follows:
	2018	2017	2016
	(In Thousands)

Interest on bonds	$16,618	$19,146	$19,534
Dividends on equity securities	43	43	43
Other	29	31	23
Total investment income	16,690	19,220	19,600

Less:
Investment expenses	(333)	(504)	(688)
Ceded to reinsurer	(7,526)	(8,072)	(7,439)
Net investment income	$8,831	$10,644	$11,473

Proceeds from sales of bonds and equity securities and related realized gains and losses for the years ended December 31, 2018, 2017, and 2016, are as follows:
	2018	2017	2016
	(In Thousands)
Proceeds from sales	$196,233	$207,980	$216,779
Gross realized gains	551	1,003	3,634
Gross realized losses	(874)	(1,498)	(4,036)

20

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments (continued)
Realized gains (losses) net of amounts transferred to the interest maintenance reserve, net of applicable taxes, for the years ended December 31, 2018, 2017, and 2016, consist of the following:
	2018	2017	2016
	(In Thousands)

Bonds	$(323)	$(503)	$(406)
Equity securities	—	8	4
Other invested assets	2	462	(3)
Total realized losses, net	(321)	(33)	(405)

Income tax expense	363	(150)	(30)
Net ceded reinsurance (gains) losses	(239)	414	(1,414)
Transferred to the interest maintenance reserve,
net of tax	356	(247)	(265)
Net realized losses	$159	$(16)	$(2,114)

Restricted assets, including pledged assets at December 31, 2018, consist of the following:
	Total General Account (GA)	GA Supporting Separate Account (SA) Activity	Total SA Restricted Assets	SA Assets Supporting GA Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Current-Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	(In Thousands)

On deposit with states	$435	$—	$—	$—	$435	$600	$(165)	$435	0.08%	0.08%
Pledged as collateral
not captured in
other categories	481	—	—	—	481	414	67	481	0.09%	0.09%
Total restricted
assets	$916	$—	$—	$—	$916	$1,014	$(98)	$916	0.17%	0.17%

21

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments (continued)
Detail of assets pledged as collateral not captured in other categories at December 31, 2018, consists of the following:
	Total General Account (GA)	GA Supporting SA Activity	Total SA Restricted Assets	SA Assets Supporting GA Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Current-Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	(In Thousands)

Cash and bonds related to
reinsurance agreements	481	—	—	—	481	414	67	481	0.09%	0.09%
Total	481	—	—	—	481	414	67	481	0.09%	0.09%

Reverse Repurchase Agreements
The Company enters into reverse repurchase agreements, whereby the Company lends cash to a counterparty at an agreed-upon interest rate for an agreed-upon time frame and receives collateral in the form of securities. At the end of the agreement, the loan amount is repaid to the Company along with the additional agreed-upon interest, and the securities pledged to the Company are returned to the counterparty. The Company’s policy requires that, at all times during the term of the reverse repurchase agreement, cash or other forms of collateral provided is at least equal or more than the amount loaned. As of December 31, 2018, the Company held no reverse repurchase agreements. The recognized receivable for return of collateral for 2018 by quarter is as follows:
	1st Quarter (unaudited)		2nd Quarter (unaudited)		3rd Quarter (unaudited)		4th Quarter (audited)
	Cash	Securities	Cash	Securities	Cash	Securities	Cash	Securities
	(In Thousands)
Minimum	20,089	—	20,161	—	—	—	—	—
Maximum	20,197	—	20,209	—	20,161	—	—	—
Average daily balance	20,142	—	20,186	—	19,263	—	—	—
Ending balance	20,185	—	20,161	—	—	—	—	—

22

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments (continued)
As of December 31, 2017, the Company held $21.0 million in NAIC 1 designated fair value bonds with a remaining contractual maturity of 30 days or less. There is no recognized liability to return collateral. The recognized receivable for return of collateral for 2017 by quarter is as follows:
	1st Quarter (unaudited)		2nd Quarter (unaudited)		3rd Quarter (unaudited)		4th Quarter (audited)
	Cash	Securities	Cash	Securities	Cash	Securities	Cash	Securities
	(In Thousands)
Minimum	—	—	—	—	—	—	—	20,137
Maximum	—	—	—	—	—	—	—	20,473
Average daily balance	—	—	—	—	—	—	—	20,356
Ending balance	—	—	—	—	—	—	—	20,137
3. Separate Account Transactions
The Company’s separate accounts are established in conformity with New York Insurance Law Section 4240. Under applicable insurance law, the assets and liabilities of the separate accounts are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the separate account assets applicable to variable annuity contracts held in the separate accounts are not chargeable with liabilities arising out of any other business the Company may conduct.
The Company has separate accounts considered legally insulated from the general account of $132.1 million and $140.2 million as of December 31, 2018 and 2017, respectively.
The separate accounts held by the Company relate primarily to individual variable annuity contracts of a non-guaranteed return nature. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The variable annuity contracts generally provide an incidental death benefit, and some contracts may have a guaranteed minimum living benefit. The minimum death benefit and living benefit reserves are recorded in the Company’s general account. The assets and liabilities of these separate accounts are carried at market value.
23

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

3. Separate Account Transactions (continued)
Benefit payments by the general account for those guaranteed liabilities of the separate account for the last five years are as follows (in thousands):
2018	$109
2017	29
2016	24
2015	2
2014	32

To compensate the general account for the risks taken, the separate account for the last five years paid risk charges to the general account of (in thousands):
2018	$111
2017	127
2016	138
2015	170
2014	217

Information regarding the separate accounts by risk-based capital (RBC) groupings is as follows:
24

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

3. Separate Account Transactions (continued)
	December 31, 2018
	Non-Indexed Guarantee Less Than or Equal to 4%	Non-Indexed Guarantee More Than 4%	Non- Guaranteed Separate Accounts	Total
	(In Thousands)
Premium	$—	$—	$17,657	$17,657

Reserves for accounts with assets at:
Fair value	$—	$—	$130,565	$130,565
Amortized cost	—	—	—	—
Total	$—	$—	$130,565	$130,565

Reserves for accounts by withdrawal
characteristics:
Discretionary withdrawal at fair value	$—	$—	$130,565	$130,565
Not subject to discretionary
withdrawal	—	—	474	474
Total	$—	$—	$131,039	$131,039

	December 31, 2017
	Non-Indexed Guarantee Less Than or Equal to 4%	Non-Indexed Guarantee More Than 4%	Non- Guaranteed Separate Accounts	Total
	(In Thousands)

Premium	$—	$—	$11,522	$11,522

Reserves for accounts with assets at:
Fair value	$—	$—	$138,768	$138,768
Amortized cost	—	—	—	—
Total	$—	$—	$138,768	$138,768

Reserves for accounts by withdrawal
characteristics:
Discretionary withdrawal at fair value	$—	$—	$138,768	$138,768
Not subject to discretionary
withdrawal	—	—	546	546
Total	$—	$—	$139,314	$139,314

A reconciliation of the summary of operations of the Company’s separate accounts to the net transfers as recorded in the general account is as follows for the years ended December 31:
25

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

3. Separate Account Transactions (continued)

	2018	2017	2016
	(In Thousands)

Transfers as reported in the separate accounts:
Transfers to separate accounts	$17,657	$11,522	$8,910
Transfers from separate accounts	(16,568)	(17,267)	(16,910)
Net transfers as reported in the
separate accounts	1,089	(5,745)	(8,000)

Reconciling adjustments:
Fee withdrawals	(294)	(320)	(333)
Other	37	46	56
Net transfers as reported in the general
account as a decrease in reserves and funds for all
policies	$832	$(6,019)	$(8,277)
26

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

4. Related-Party Transactions
Certain administrative, distribution, actuarial, and accounting functions of the Company are handled by the Company’s affiliated parties. During the years ended December 31, 2018, 2017, and 2016, the Company paid a total of $1.6 million, $1.4 million, and $1.8 million, respectively, for these services, which are included in other insurance operating expenses in the statements of operations.
During the years ended December 31, 2018, 2017 and 2016, the Company paid $0.3 million, $0.2 million, and $0.2 million, respectively, in commissions to a related party for sales of its variable annuity products.
The Company received $0.1 million, $0.1 million, and $0.1 million from related parties for administrative services, provided in connection with reinsurance administration during the years ended December 31, 2018, 2017, and 2016, respectively. These fees are included in other income in the statements of operations.
During the years ended December 31, 2018, 2017, and 2016, the Company received $0.1 million, $0.1 million, and $0.1 million, respectively, from related parties for administrative services provided in connection with its variable annuities. These revenues are included in other income in the statements of operations.
The Company has contracted with Guggenheim Partners Investment Management, LLC (GPIM), a related party, to perform investment advisory services. During the years ended December 31, 2018, 2017, and 2016, the Company paid fees of $0.3 million, $0.5 million, and $0.5 million, respectively, for the services performed. These fees are included in net investment income in the statements of operations.
The Company did not have receivables from its parent and related parties for December 31, 2018 and 2017. The Company had payables in the amounts of $0.0 million and $0.2 million in the balance sheets at December 31, 2018 and 2017, respectively, for normal business transactions that are settled on a current basis.
27

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

5. Reinsurance
The Company assumes and cedes reinsurance with other companies to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks, and provide additional capacity for growth.
Principal reinsurance assumed transactions are summarized as follows for the years ended December 31:
	2018	2017	2016
	(In Thousands)
Reinsurance assumed:
Premiums	$15	$45	$106
Commissions	$(3)	$2	$5
Claims	$—	$—	$—
Surrenders	$3	$16	$288

Principal reinsurance ceded transactions are summarized as follows for the years ended December 31:
	2018	2017	2016
	(In Thousands)
Reinsurance ceded:
Premiums	19,352	14,893	17,030
Commissions	892	650	794
Claims	—	—	—
Surrenders	15,816	15,154	13,058

As of December 31, 2018 and 2017, the value of the Company’s funds withheld under an indemnity retrocession agreement with Guggenheim Life and Annuity Company (GLAC), a related party, was $195.5 million and $187.4 million, respectively. These amounts are included in the funds withheld reinsurance account liability on the balance sheets.
The value of the Company’s individual life insurance and living benefit riders are reinsured 100% with Security Benefit Life Insurance Company (SBLIC), an affiliate. As of December 31, 2018 and
28

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

5. Reinsurance (continued)
2017, the funds withheld associated with this reinsurance agreement was $0.9 million and $0.8 million, respectively.
In the accompanying financial statements, premiums, benefits, settlement expenses, and policy liabilities and accruals are reported net of reinsurance ceded. Accordingly, policy reserves have been shown net of reinsurance credits of $195.2 and $187.1 million at December 31, 2018 and 2017, respectively. Life insurance in-force ceded was $0.1 million at December 31, 2018 and 2017.
The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers, and requires collateralization of balances where allowable by contract.
6. Insurance Liabilities
The liability for guaranteed minimum death benefits (GMDBs) on variable annuity contracts reflected in the general account was $0.1 million for each of the years ended December 31, 2018 and 2017. The Company’s GMDB reserves are calculated following the assumptions and methodologies prescribed by Actuarial Guideline (AG) 43.
The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:
	2018			2017
	Account Value	Net Amount at Risk	Weighted-Average Attained Age	Account Value	Net Amount at Risk	Weighted-Average Attained Age
	(Dollars in Thousands)

Return of premium	$61,756	$1,233	63	$64,208	$300	64
Step-up	50,242	1,626	69	56,098	911	68
Total GMDB	$111,998	$2,859	66	$120,306	$1,211	66

29

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

6. Insurance Liabilities (continued)
The Company previously offered guaranteed living benefits associated with variable annuity contracts, such as guaranteed minimum income benefits (GMIBs) and guaranteed minimum withdrawal benefits (GMWBs). The Company holds reserves for the guaranteed living benefits equal to the guaranteed living benefit reserve from AG 43. The reserve for the guaranteed living benefits on variable annuity contracts reflected in the general account, which was fully ceded to SBLIC, as of December 31, 2018 and 2017, was $0.8 million and $0.7 million, respectively.
7. Income Taxes
For the tax years beginning January 1, 2016, the Company was included in a consolidated Non-Life/Life federal income tax return filed by Security Benefit Corporation. Under the Company’s tax sharing agreement, federal income taxes are allocated to the Company as if it filed a separate return. The Company is no longer subject to U.S. federal and state examinations by tax authorities for years before 2014. The Internal Revenue Service (IRS) is not currently examining any of the Company’s federal tax returns.
The provision for income taxes includes current federal income tax expense or benefit. Deferred income taxes due to temporary differences between the financial reporting and income tax bases of assets and liabilities are reflected as a change to capital and surplus, subject to limitations. Such deferred taxes relate principally to reserves and deferred policy acquisition costs.
The application of SSAP No. 101, Income Taxes requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount that is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including the following: (1) the nature of the DTAs and DTLs; (2) whether they are ordinary or capital; (3) the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the DTAs; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the DTA will be
30

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)
 realized. The Company has not recorded a valuation allowance as of December 31, 2018, 2017, and 2016.
The Tax Cuts and Jobs Act was enacted on December 22, 2017. The Act reduces the US federal corporate tax rate from 35% to 21% along with other changes, including how tax reserves are computed. At December 31, 2017, the Company had not completed it’s accounting for the tax effects of the enactment of the Act; however, it made a reasonable estimate of the effects on the existing deferred tax balances. In 2018, there were no material adjustments to the deferred tax balances as a result of the tax law change.
The Company recorded net DTAs of $0.6 million and $2.3 million as of December 31, 2018 and 2017, respectively. The main components of the DTAs are as follows:
	December 31, 2018
	Ordinary	Capital	Total
	(In Thousands)

a. Gross deferred tax assets	$2,079	$55	$2,134
b. Statutory valuation allowance	—	—	—
c. Adjusted gross deferred tax asset (a-b)	2,079	55	2,134
d. Deferred tax liabilities	1,502	—	1,502
e. Subtotal - net deferred tax asset (c-d)	577	55	632
f. Deferred tax nonadmitted	—	—	—
g. Net admitted deferred tax assets (e-f)	$577	$55	$632

	December 31, 2017
	Ordinary	Capital	Total
	(In Thousands)

a. Gross deferred tax assets	$4,171	$298	$4,469
b. Statutory valuation allowance	—	—	—
c. Adjusted gross deferred tax asset (a-b)	4,171	298	4,469
d. Deferred tax liabilities	1,934	—	1,934
e. Subtotal - net deferred tax asset (c-d)	2,237	298	2,535
f. Deferred tax nonadmitted	—	276	276
g. Net admitted deferred tax assets (e-f)	$2,237	$22	$2,259

31

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)
	Changes between December 31, 2018 and 2017
	Ordinary	Capital	Total
	(In Thousands)

a. Gross deferred tax assets	$(2,092)	$(243)	$(2,335)
b. Statutory valuation allowance	—	—	—
c. Adjusted gross deferred tax asset (a-b)	(2,092)	(243)	(2,335)
d. Deferred tax liabilities	(432)	—	(432)
e. Subtotal - net deferred tax asset (c-d)	(1,660)	(243)	(1,903)
f. Deferred tax nonadmitted	—	(276)	(276)
g. Net admitted deferred tax assets (e-f)	$(1,660)	$33	$(1,627)

During 2018 and 2017, the Company met the necessary RBC levels to be able to admit the amount of DTAs under SSAP No. 101. The amount of each component of the calculation by tax character is as follows:
	December 31, 2018
	Ordinary	Capital	Total
	(In Thousands)

a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$—	$—	$—
b. Adjusted gross DTAs expected to be realized
(excluding the amount of DTAs from (a) above)
after application of the threshold limitation	1,592	55	1,647
1. Adjusted gross DTAs expected to be realized
following the balance sheet date	1,592	55	1,647
2. Adjusted gross DTAs allowed per
limitation threshold	xxxx	xxxx	4,716
c. Adjusted gross DTAs (excluding the amount of
DTAs from (a) and (b) above) offset by
gross DTLs	487	—	487
d. DTAs admitted as a result of SSAP No. 101	$2,079	$55	$2,134

32

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)
	December 31, 2017
	Ordinary	Capital	Total
	(In Thousands)

a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$—	$22	$22
b. Adjusted gross DTAs expected to be realized
(excluding the amount of DTAs from (a) above)
after application of the threshold limitation	2,504	—	2,504
1. Adjusted gross DTAs expected to be realized
following the balance sheet date	2,504	—	2,504
2. Adjusted gross DTAs allowed per
limitation threshold	xxxx	xxxx	4,963
c. Adjusted gross DTAs (excluding the amount of
DTAs from (a) and (b) above) offset by
gross DTLs	1,667	—	1,667
d. DTAs admitted as a result of SSAP No. 101	$4,171	$22	$4,193

	Changes Between December 31, 2018 and 2017
	Ordinary	Capital	Total
	(In Thousands)

a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$—	$(22)	$(22)
b. Adjusted gross DTAs expected to be realized
(excluding the amount of DTAs from (a) above)
after application of the threshold limitation	(912)	55	(857)
1. Adjusted gross DTAs expected to be realized
following the balance sheet date	(912)	55	(857)
2. Adjusted gross DTAs allowed per
limitation threshold	xxxx	xxxx	(247)
c. Adjusted gross DTAs (excluding the amount of
DTAs from (a) and (b) above) offset by
gross DTLs	(1,179)	—	(1,179)
d. DTAs admitted as a result of SSAP No. 101	$(2,091)	$33	$(2,058)

33

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)
	December
	2018	2017
	(In Thousands)

Ratio percentage used to determine recovery period and	1,727%	1,230%
threshold limitation amount
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation	$34,545	$33,090
The Company has no DTLs that have not been recognized.
The impact of tax planning strategies is as follows:
	December 31, 2018
	Ordinary	Capital	Total

a. Adjusted gross DTAs (% of total adjusted
gross DTAs)	0.00%	100%	2.58%
b. Net admitted adjusted gross DTAs (% of total net
admitted adjusted gross DTAs)	0.00%	100%	8.72%

	December 31, 2017
	Ordinary	Capital	Total

a. Adjusted gross DTAs (% of total adjusted
gross DTAs)	0.00%	100.00%	0.49%
b. Net admitted adjusted gross DTAs (% of total net
admitted adjusted gross DTAs)	0.00%	100%	0.82%

34

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)
	Change Between December 31, 2018 and 2017
	Ordinary	Capital	Total
	(In Thousands)

a. Adjusted gross DTAs (% of total adjusted
gross DTAs)	0.00%	0.00%	2.09%
b. Net admitted adjusted gross DTAs (% of total net
admitted adjusted gross DTAs)	0.00%	0.00%	7.90%

Current income taxes incurred and deferred income taxes consist of the following major components as of December 31:
	2018	2017	Change
	(In Thousands)
1. Current income tax:
a. Federal	$(1,371)	$(869)	$(502)
b. Federal income tax on capital gains	(363)	150	(513)
c. Other	—	—	—
d. Federal income taxes incurred	$(1,734)	$(719)	$(1,015)

	2017	2016	Change
	(In Thousands)
1. Current income tax:
a. Federal	$(869)	$(242)	$(627)
b. Federal income tax on capital gains	150	30	120
c. Other	—	—	—
d. Federal income taxes incurred	$(719)	$(212)	$(507)

35

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)
	2018	2017	Change
	(In Thousands)
2. Deferred tax assets:
a. Ordinary:
1. Deferred policy acquisition costs	$773	$916	$(143)
2. Net operating loss	—	—	—
3. Policy reserves	1,296	3,252	(1,956)
4. Compensation and benefits accrual	—	—	—
5. Other (includes items less than 5% of
ordinary tax assets)	10	3	7
Subtotal	2,079	4,171	(2,092)

b. Statutory valuation allowance
adjustment	—	—	—
c. Nonadmitted	—	—	—
d. Admitted ordinary deferred tax asset	2,079	4,171	(2,092)

e. Capital:
1. Investments	55	298	(243)
2. Net capital loss carryforward	—	—	—
3. Other (includes items less than 5% of
ordinary tax assets)	—	—	—
Subtotal	55	298	(243)

f. Statutory valuation allowance
adjustment	—	—	—
g. Nonadmitted	—	276	(276)
h. Admitted capital deferred tax asset	55	22	33

i. Admitted deferred tax assets	2,134	4,193	(2,059)

36

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)
	2018	2017	Change
	(In Thousands)
3. Deferred tax liabilities:
a. Ordinary:
1. Investments	$112	$92	$20
2. Policyholder reserves	1,382	1,838	(456)
3. Other (includes items less than 5% of
ordinary tax assets)	8	4	4
Subtotal	1,502	1,934	(432)

b. Capital:
1. Investments	—	—	—
2. Other (includes items less than 5% of
ordinary tax assets)	—	—	—
Subtotal	—	—	—

c. Deferred tax liabilities	1,502	1,934	(432)

4. Net deferred tax assets/liabilities	$632	$2,259	$(1,627)

37

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)
The most significant book to tax adjustments for the years ended December 31, 2018, 2017 and 2016, were as follows:
	2018		2017		2016
	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
	(In Thousands)

Provision computed at statutory rate	$202	21.0%	$320	35.0%	$293	35.0%
Nondeductible expenses	3	0.3	3	0.3	4	0.5
Dividend received deduction	(78)	(8.0)	(152)	(16.7)	(99)	(11.8)
Tax exempt interest	(36)	(3.7)	(34)	(3.8)	(50)	(6.0)
Interest maintenance reserves	19	2.0	(19)	(2.1)	(23)	(2.7)
Prior year return to provision	52	5.4	(16)	(1.8)	7	0.9
Unrealized gain/loss	10	1.0	13	1.5	64	7.6
Enacted tax rate change	—	—	1,690	184.9	—	—
Change in non-admitted assets	(4)	(0.4)	—	—	—	—
Other adjustments	1	—	(1)	—	—	—
Total statutory income taxes	$169	17.6%	$1,804	197.3%	$196	23.5%

Federal income taxes incurred	$(1,734)	(179.9)	$(719)	(78.6)	$(213)	(25.4)
Change in net deferred income taxes	1,893	196.5	2,503	273.7	346	41.3
Deferred taxes on unrealized losses	10	1.0	20	2.2	63	7.6
Total statutory income taxes	$169	17.6%	$1,804	197.3%	$196	23.5%

The Company recognizes interest and penalties accrued related to the unrecognized tax benefits in interest expense. The Company did not have any interest and penalties recorded for the years ended December 31, 2018, 2017 and 2016.
The Company did not record any tax contingencies as of December 31, 2018 and 2017.

38

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

8. Fair Value Information
In accordance with SSAP No. 100, Fair Value Measurements, the Company groups its financial assets and liabilities measured at fair value into three levels based on the inputs and assumptions used to determine the fair value. These levels are as follows:
Level 1 – Valuations are based on unadjusted quoted prices for identical instruments traded in active markets.
Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which significant assumptions are observable in the market.
Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of discounted cash flow models and spread-based models and similar techniques using the best information available in the circumstances.
Determination of Fair Value
Under SSAP No. 100, the Company bases fair values on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements in accordance with the fair value hierarchy in SSAP No. 100.
Assets and Liabilities Measured and Reported at Fair Value
Cash equivalents
Cash equivalents include money market mutual funds. Fair values are determined using unadjusted quoted prices for identical instruments traded in active markets and are included in Level 1.
39

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

8. Fair Value Information (continued)

Bonds
For bonds not actively traded, the Company’s top priority is to obtain fair values from independent pricing services. The Company has regular interactions with its investment advisors to understand the pricing methodologies used and to confirm observable inputs are utilized to price. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry, and economic events. Bonds with fair values obtained from pricing services, applicable market indices, or internal models with substantially all observable inputs are included in Level 2. The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information if the Company is not able to utilize Level 1 or 2 sources. These assets are included in Level 3.
Separate Account Assets
Fair value of equity securities within the separate accounts is determined using quoted prices in active markets for identical assets and is reflected in Level 1.
The following tables present assets measured and reported at fair value for the year ended December 31, 2018 and 2017 as follows:
	December 31, 2018
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)

Cash and cash equivalents	$40,726	$37,726	$3,000	$—
Separate account assets	132,149	132,149	—	—
Total assets	$172,875	$169,875	$3,000	$—

40

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

8. Fair Value Information (continued)
	December 31, 2017
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)

Cash and cash equivalents	$31,887	$31,887	$—	$—
Bonds - Corporate	1,678	—	1,678	—
Separate account assets	140,190	140,190	—	—
Total assets	$173,755	$172,077	$1,678	$—

There were no changes in Level 3 assets and liabilities measured and reported at fair value using significant unobservable inputs for the years ended December 31, 2018 and 2017.

There were no Level 3 purchases, issuances, sales, and settlements for the years ended December 31, 2018 and 2017.
The Company did not have any transfers into or out of Levels 1, 2, and 3 for the years ended December 31, 2018 and 2017. The transfers between levels are determined as of the end of the year for which the transfer was completed.
SSAP No. 100 requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company’s balance sheet, for which it is practicable to estimate that value.
SSAP No. 100 excludes certain insurance liabilities and nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company’s business or financial condition based on the fair value information presented herein.
41

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

8. Fair Value Information (continued)
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments not measured at fair value but for which fair value is disclosed:
Bonds – Bonds include fixed maturity securities and asset-backed securities. For fixed maturities not actively traded, the Company’s top priority is to obtain fair values from independent pricing services. The Company has regular interactions with its investment advisors to understand the pricing methodologies used and to confirm observable inputs are utilized to price. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry, and economic events. Fixed maturities with fair values obtained from pricing services, applicable market indices, or internal models with substantially all observable inputs. These assets are included in Level 2. The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information if the Company is not able to utilize Level 1 or 2 sources. These assets are included in Level 3.
Preferred stock – Fair values of preferred stock are determined using quoted prices in active markets for identical assets when available, which are included in Level 1. When quoted prices are not available, the Company utilizes internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices; therefore, the assets are included in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporates significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets would be included in Level 3.
Cash equivalents – Cash equivalents include money market mutual funds. Fair values are determined using unadjusted quoted prices for identical instruments traded in active markets and are included in Level 1. The carrying amount for other cash equivalent investments approximate fair value due to their short-term nature and are generally classified as Level 2.
Policy loans – Fair values for policy loans are estimated using discounted cash flow analysis based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. These assets are included in Level 3.
42

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

8. Fair Value Information (continued)
Other invested assets – Other invested assets include surplus notes. The fair value of these instruments is based on the methodology described above for bonds.
Investment income due and accrued – The Company believes there is minimal risk of material changes in both credit of the issuer and interest rates such that the carrying value of investment income due and accrued approximates fair value. Generally, investment income due and accrued is classified as Level 2.
Investment-type insurance contracts – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analysis based on risk-free rates, nonperformance risk, and a risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the balance sheets. Insurance contracts include insurance, annuity, and other policy contracts that involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed. These liabilities are included in Level 3.
Separate account liabilities – The fair values of the separate account liabilities are estimated based on the fair value of the related separate account assets, as these are considered to be pass-through contracts. As the applicable separate account assets are already reflected at fair value, any adjustments to the fair value of the block are assumed adjustments to the separate account liabilities. These liabilities are included in Level 1.
43

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

8. Fair Value Information (continued)
The following table provides the carrying amount, estimated fair value, and level within the fair value hierarchy of the Company’s financial instruments:
	December 31, 2018
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)

Assets (liabilities)
Bonds	$351,036	$351,024	$—	$334,814	$16,210
Preferred stocks	722	729	—	729	—
Policy loans	305	307	—	—	307
Other invested assets	1,907	2,210	—	2,210	—
Investment income due and
accrued	2,363	2,363	—	2,363	—
Investment type insurance
contracts	(156,032)	(150,663)	—	—	(150,663)
Separate account liabilities	(132,149)	(132,149)	(132,149)	—	—

	December 31, 2017
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)

Assets (liabilities)
Bonds	$445,631	$452,529	$—	$429,107	$23,422
Preferred stocks	722	781	—	781	—
Cash and cash equivalents	45,300	45,299	—	45,299	—
Policy loans	407	411	—	—	411
Other invested assets	1,939	2,337	—	1,783	554
Investment income due and
accrued	2,754	2,754	—	2,754	—
Investment type insurance
contracts	(298,283)	(278,702)	—	—	(278,702)
Separate account liabilities	(140,190)	(140,190)	(140,190)	—	—

44

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

9. Annuity and Deposit Liabilities
The withdrawal characteristics of the liability for future policy benefits for annuities and supplementary contracts and deposits were as follows:
	December 31, 2018
	General Account	Separate Account	Total	Percentage
	(Dollars in Thousands)

Subject to discretionary withdrawal:
At book value, less current
surrender charge of 5% or more	$109,659	$—	$109,659	22%
At fair value	—	130,566	130,566	26%
Total with adjustment	109,659	130,566	240,225	48%

At fair value with minimum or no
charge or adjustment	233,322	—	233,322	47%
Additional actuarial reserve for
Asset/liability analysis	3,000	—	3,000	1%
Not subject to discretionary withdrawal	17,878	474	18,352	4%
Subtotal	363,859	131,040	494,899	100%
Less reinsurance ceded	195,080	—	195,080
Totals (net of reinsurance)	$168,779	$131,040	$299,819

45

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

9. Annuity and Deposit Liabilities (continued)

	December 31, 2017
	General Account	Separate Account	Total	Percentage
	(Dollars in Thousands)

Subject to discretionary withdrawal:
At book value, less current
surrender charge of 5% or more	$265,299	$—	$265,299	42%
At fair value	—	138,768	138,768	22
Total with adjustment	265,299	138,768	404,067	64

At fair value with minimum or no
charge or adjustment	201,924	—	201,924	31
Additional actuarial reserve for
Asset/liability analysis	3,500	—	3,500	1
Not subject to discretionary
withdrawal	24,240	546	24,786	4
Subtotal	494,963	139,314	634,277	100%
Less reinsurance ceded	184,057	—	184,057
Totals (net of reinsurance)	$310,906	$139,314	$450,220

A reconciliation of total annuity actuarial reserves liabilities is as follows as of December 31:
	2018	2017
	(In Thousands)

Life and Accident and Health Annual Statement:
Annuity reserves, total net	$168,779	$310,906

Separate Accounts Annual Statement:
Annuities (excluding supplementary statements)	131,040	139,314
Total annuity actuarial reserves and deposit fund liabilities	$299,819	$450,220

Annually the Company completes the asset adequacy analysis of statutory reserves established for fixed and variable deferred annuities. This analysis was accomplished by running the required seven deterministic interest rate scenarios and an additional 100 stochastic equity and interest rate scenarios in the cash flow testing model. As a result of the requirements specified in the Department’s Special Considerations Letter, the Company established an additional Cash Flow
46

First Security Benefit Life Insurance and Annuity Company of New York

Notes to Financial Statements (continued)
(Statutory Basis)

9. Annuity and Deposit Liabilities (continued)
 Testing reserve. The Cash Flow Testing reserve was $3 million in 2018, $3.5 million in 2017, and $5 million in 2016.

10. Commitments and Contingencies
The payment of ordinary dividends by the Company to its shareholders is allowed where the aggregate amount in any calendar year does not exceed the greater of 10% of its surplus to policyholders or its net gain from operations (not including realized capital gains) as of the immediately preceding calendar year, not to exceed 30% of its surplus to policyholders (as of the same preceding calendar year). Ordinary dividends can only be paid out of earned surplus. Insurers are required to provide the Department with 10-days’ prior notice before paying an ordinary dividend. Furthermore, the Superintendent may, in his discretion, limit or disallow any ordinary dividends if the Superintendent determines that a domestic stock life insurer’s surplus to policyholders following any dividend distribution is not reasonable in relation to the insurer’s outstanding liabilities and not adequate to meet its financial needs or the insurer is financially distressed.
Under the laws of the State of New York, the Company is required to maintain minimum statutory-basis capital and surplus of $6.0 million. Of this amount, $4.0 million, which is the Company’s minimum surplus to policyholders, must be invested in specific types of investments in accordance with New York law.
Other Legal and Regulatory Matters: The Company may be party to legal and arbitral proceedings, subject to complaints, and the like in the ordinary course of business, is periodically examined by its regulators in the ordinary course of business, and may discuss certain matters with its regulators that come up during such examinations or otherwise. Management currently does not believe that any litigation, arbitration, complaint or other such matter to which it is party, or that any actions by its regulators with respect to any such examinations or matters under discussion with them, will, alone or collectively, materially adversely affect the Company’s results of operations or financial condition.

11. Subsequent Events
Subsequent events have been evaluated through April 26, 2019, which is the date the financial statements were issued.
47

Exhibits and Financial Statement Schedules

First Security Benefit Life Insurance and Annuity Company of New York

Exhibits and Financial Statement Schedules

Years Ended December 31, 2018, 2017 and 2016
Contents
Report of Independent Auditors on Schedules	47

Exhibits and Financial Statement Schedules

Schedule I - Summary of Investments Other Than Investments in Related Parties as
of December 31, 2018 and 2017	48

Schedule III - Supplementary Insurance Information as of December 31, 2018, 2017
and 2016 and for Each of the Years Then Ended	50

Schedule IV - Reinsurance as of December 31, 2018, 2017 and 2016 and for Each of
the Years Then Ended	51

Report of Independent Auditors

The Board of Directors
First Security Benefit Life Insurance and
Annuity Company of New York

We have audited the statutory-basis financial statements of First Security Benefit Life Insurance and Annuity Company of New York (the Company) as of December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018, and have issued our report thereon dated April 26, 2019 (included elsewhere in this Registration Statement). Our audits also included the financial statement schedules listed in Item 24(a)(2) of this Registration Statement. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these schedules based on our audits.
In our opinion, the financial statement schedules present fairly, in all material respects, the information set forth therein when considered in conjunction with the financial statements.

April 26, 2019

A member firm of Ernst & Young Global Limited

First Security Benefit Life Insurance and Annuity Company of New York

Schedule I - Summary of Investments
Other Than Investments in Related Parties

Years Ended December 31, 2018 and 2017

	2018
	Cost	Value	Amount at which shown in the balance sheet
	(In Thousands)

Fixed maturities:
Bonds:
U.S. Treasury securities and obligations of
U.S. government corporations and agencies	$9,954	$9,931	$9,954
Obligations of government-sponsored
enterprises	18,060	17,955	18,060
Corporate	137,355	136,944	137,355
Municipal governments	14,957	15,901	14,957
Commercial mortgage-backed	42,011	41,669	42,011
Residential mortgage-backed	18,884	19,571	18,884
Collateralized loan obligations	60,288	59,552	60,288
Collateralized debt obligations	650	638	650
Other asset backed	47,170	47,150	47,170
Total fixed maturities	349,329	349,311	349,329
Equity securities:
Preferred stock:
Financial	722	729	722
Total equity securities	722	729	722
Policy loans	305		305
Cash and cash equivalents	40,726		40,726
Other invested assets	1,907		1,907
	$392,989		$392,989

See accompanying Report of Independent Auditors
48

First Security Benefit Life Insurance and Annuity Company of New York

Schedule I - Summary of Investments
Other Than Investments in Related Parties (continued)

	2017
	Cost	Value	Amount at which shown in the balance sheet
	(In Thousands)

Fixed maturities:
Bonds:
U.S. Treasury securities and obligations of
U.S. government corporations and agencies	$9,779	$9,726	$9,785
Obligations of government-sponsored
enterprises	24,510	23,945	23,985
Corporate	190,744	193,238	189,380
Municipal governments	16,082	17,797	16,510
Commercial mortgage-backed	53,715	52,947	52,911
Residential mortgage-backed	18,576	19,854	18,876
Collateralized loan obligations	76,543	77,422	76,770
Collateralized debt obligations	650	650	650
Other asset backed	55,628	56,258	56,066
Total fixed maturities	446,227	451,837	444,933
Equity securities:
Preferred stock:
Financial	722	781	722
Total equity securities	722	781	722
Policy loans	407		407
Cash and cash equivalents	77,184		77,187
Other invested assets	1,991		1,939
	$526,531		$525,188

See accompanying Report of Independent Auditors
49

First Security Benefit Life Insurance and Annuity Company of New York

Schedule III - Supplementary Insurance Information

As of December 31, 2018, 2017 and 2016 and for Each of the Years Then Ended

	Future Policy Benefits and Claims	Premiums and other considerations	Net Investment Income(1)	Benefit claims and settlement expenses	Other operating expenses
	(In Thousands)

2018
Life, health and annuity	$168,779	$18,252	$8,831	$10,594	$2,829

2017
Life, health and annuity	$310,906	$14,099	$10,644	$9,580	$2,786

2016
Life, health and annuity	$339,617	$13,069	$11,473	$8,939	$2,841

(1)	Allocations of net investment income and certain operating expenses are based on a number of assumptions and estimates, and reported operating results would change if different methods were applied.

See accompanying Report of Independent Auditors
50

First Security Benefit Life Insurance and Annuity Company of New York

Schedule IV - Reinsurance

As of December 31, 2018, 2017 and 2016 and for Each of the Years Then Ended

	2018
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)

Life insurance in force	$113	$113	$—	$—	0%
Premiums:
Life insurance	1	1	—	—	0
Annuity	37,588	19,351	15	18,252	0
Accident and health insurance	—	—	—	—	0
Total premiums	$37,589	$19,352	$15	$18,252	0%

	2017
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)

Life insurance in force	$133	$133	$—	$—	0%
Premiums:
Life insurance	1	1	—	—	0
Annuity	28,947	14,893	45	14,099	1
Accident and health insurance	—	—	—	—	0
Total premiums	$28,948	$14,894	$45	$14,099	1%

	2016
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)

Life insurance in force	$136	$136	$—	$—	0%
Premiums:
Life insurance	1	1	—	—	0
Annuity	29,992	17,029	106	13,069	1
Accident and health insurance	—	—	—	—	0
Total premiums	$29,993	$17,030	$106	$13,069	1%

See accompanying Report of Independent Auditors
51

Financial Statements

Variable Annuity Account B
Year Ended December 31, 2018
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account B

Financial Statements

Year Ended December 31, 2018

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Net Assets	5
Statements of Operations and Change in Net Assets	8
Notes to Financial Statements	38
1. Organization and Significant Accounting Policies	38
2. Variable Annuity Contract Charges	46
3. Summary of Unit Transactions	48
4. Financial Highlights	51
5. Subsequent Events	69

Report of Independent Registered Public Accounting Firm

To the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York and Contract Owners of Variable Annuity Account B

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account B (the Separate Account), as of December 31, 2018, the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

[Ernst & Young LLP signature or /s/ Ernst & Young LLP]

We have served as the Separate Account’s auditor since 1996.

Kansas City, MO
April 26, 2019

Appendix

Subaccounts comprising Variable Annuity Account B

Subaccounts	Statements of operations and changes in net assets
AB VPS Dynamic Asset Allocation	For each of the two years in the period ended December 31, 2018
AB VPS Small/Mid Cap Value	For each of the two years in the period ended December 31, 2018
American Century VP Mid Cap Value	For each of the two years in the period ended December 31, 2018
American Century VP Ultra	For each of the two years in the period ended December 31, 2018
American Century VP Value	For each of the two years in the period ended December 31, 2018
American Funds IS Asset Allocation	For each of the two years in the period ended December 31, 2018
American Funds IS Global Bond	For each of the two years in the period ended December 31, 2018
American Funds IS Global Growth	For each of the two years in the period ended December 31, 2018
American Funds IS Growth-Income	For each of the two years in the period ended December 31, 2018
American Funds IS International	For each of the two years in the period ended December 31, 2018
American Funds IS New World	For each of the two years in the period ended December 31, 2018
BlackRock Equity Dividend V.I.	For each of the two years in the period ended December 31, 2018
BlackRock Global Allocation V.I.	For each of the two years in the period ended December 31, 2018
BlackRock High Yield V.I.	For each of the two years in the period ended December 31, 2018
ClearBridge Variable Aggressive Growth	For each of the two years in the period ended December 31, 2018
ClearBridge Variable Small Cap Growth	For each of the two years in the period ended December 31, 2018
Dreyfus IP MidCap Stock	For each of the two years in the period ended December 31, 2018
Dreyfus IP Small Cap Stock Index	For each of the two years in the period ended December 31, 2018
Dreyfus IP Technology Growth	For each of the two years in the period ended December 31, 2018
Dreyfus VIF Appreciation	For each of the two years in the period ended December 31, 2018
Dreyfus VIF International Value	For each of the two years in the period ended December 31, 2018
Fidelity VIP Equity-Income	For each of the two years in the period ended December 31, 2018
Fidelity VIP Growth & Income	For each of the two years in the period ended December 31, 2018
Fidelity VIP Growth Opportunities	For each of the two years in the period ended December 31, 2018
Fidelity VIP High Income	For each of the two years in the period ended December 31, 2018
Fidelity VIP Overseas	For each of the two years in the period ended December 31, 2018
Franklin Founding Funds Allocation VIP Fund	For each of the two years in the period ended December 31, 2018
Franklin Income VIP Fund	For each of the two years in the period ended December 31, 2018
Franklin Mutual Global Discovery VIP Fund	For each of the two years in the period ended December 31, 2018
Franklin Small Cap Value VIP Fund	For each of the two years in the period ended December 31, 2018
Franklin Strategic Income VIP Fund	For each of the two years in the period ended December 31, 2018
Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2018
Guggenheim VIF Alpha Opportunity	For each of the two years in the period ended December 31, 2018
Guggenheim VIF Floating Rate Strategies	For each of the two years in the period ended December 31, 2018
Guggenheim VIF Global Managed Futures Strategy	For each of the two years in the period ended December 31, 2018
Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2018

Subaccounts	Statements of operations and changes in net assets
Guggenheim VIF Large Cap Value	For each of the two years in the period ended December 31, 2018
Guggenheim VIF Long Short Equity	For each of the two years in the period ended December 31, 2018
Guggenheim VIF Managed Asset Allocation	For each of the two years in the period ended December 31, 2018
Guggenheim VIF Mid Cap Value	For each of the two years in the period ended December 31, 2018
Guggenheim VIF Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2018
Guggenheim VIF Small Cap Value	For each of the two years in the period ended December 31, 2018
Guggenheim VIF StylePlus Large Core	For each of the two years in the period ended December 31, 2018
Guggenheim VIF StylePlus Large Growth	For each of the two years in the period ended December 31, 2018
Guggenheim VIF StylePlus Mid Growth	For each of the two years in the period ended December 31, 2018
Guggenheim VIF StylePlus Small Growth	For each of the two years in the period ended December 31, 2018
Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2018
Guggenheim VIF World Equity Income	For each of the two years in the period ended December 31, 2018
Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2018
Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2018
Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2018
Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2018
Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2018
Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2018
Invesco V.I. International Growth	For each of the two years in the period ended December 31, 2018
Invesco V.I. Mid Cap Core Equity	For each of the two years in the period ended December 31, 2018
Invesco V.I. Mid Cap Growth	For each of the two years in the period ended December 31, 2018
Invesco V.I. Value Opportunities	For each of the two years in the period ended December 31, 2018
Ivy VIP Asset Strategy	For each of the two years in the period ended December 31, 2018
Janus Henderson VIT Enterprise	For each of the two years in the period ended December 31, 2018
Janus Henderson VIT Research	For each of the two years in the period ended December 31, 2018
JPMorgan Insurance Trust Core Bond Portfolio	For each of the two years in the period ended December 31, 2018
Lord Abbett Series Bond-Debenture VC	For each of the two years in the period ended December 31, 2018
Lord Abbett Series Developing Growth VC	For each of the two years in the period ended December 31, 2018
MFS VIT II Research International	For each of the two years in the period ended December 31, 2018
MFS VIT Total Return	For each of the two years in the period ended December 31, 2018
MFS VIT Utilities	For each of the two years in the period ended December 31, 2018
Morgan Stanley VIF Emerging Markets Equity	For each of the two years in the period ended December 31, 2018
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2018
Morningstar Balanced ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2018
Morningstar Conservative ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2018
Morningstar Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2018

Subaccounts	Statements of operations and changes in net assets
Morningstar Income and Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2018
Neuberger Berman AMT Sustainable Equity	For each of the two years in the period ended December 31, 2018
Oppenheimer Global Fund/VA	For each of the two years in the period ended December 31, 2018
Oppenheimer Main Street Small Cap Fund/VA	For each of the two years in the period ended December 31, 2018
Oppenheimer Total Return Bond Fund/VA	For each of the two years in the period ended December 31, 2018
PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2018
PIMCO VIT CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2018
PIMCO VIT Emerging Markets Bond	For each of the two years in the period ended December 31, 2018
PIMCO VIT International Bond Portfolio (U.S. Dollar‑Hedged)	For each of the two years in the period ended December 31, 2018
PIMCO VIT Low Duration	For each of the two years in the period ended December 31, 2018
PIMCO VIT Real Return	For each of the two years in the period ended December 31, 2018
PIMCO VIT Total Return	For each of the two years in the period ended December 31, 2018
Putnam VT Small Cap Value	For each of the two years in the period ended December 31, 2018
Royce Micro-Cap	For each of the two years in the period ended December 31, 2018
T. Rowe Price Health Sciences	For each of the two years in the period ended December 31, 2018
Templeton Developing Markets VIP Fund	For each of the two years in the period ended December 31, 2018
Templeton Global Bond VIP Fund	For each of the two years in the period ended December 31, 2018
Western Asset Variable Global High Yield Bond	For each of the two years in the period ended December 31, 2018

Variable Annuity Account B

Statements of Net Assets
December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

AB VPS Dynamic Asset Allocation	3,095	$39,150	$36,587	$-	$36,587	3,931	$9.31	$9.31
AB VPS Small/Mid Cap Value	5,122	103,788	85,787	-	85,787	8,505	10.09	10.09
American Century VP Mid Cap Value	24,453	462,498	447,971	-	447,971	32,523	13.55	13.79
American Century VP Ultra	150,153	2,521,104	2,564,617	-	2,564,617	128,424	18.20	20.01
American Century VP Value	106,564	988,838	1,067,769	-	1,067,769	58,982	16.50	18.15
American Funds IS Asset Allocation	52,431	1,189,631	1,100,522	-	1,100,522	103,349	10.65	10.65
American Funds IS Global Bond	7,881	91,369	88,581	-	88,581	10,561	8.39	8.39
American Funds IS Global Growth	60,403	1,559,897	1,533,637	-	1,533,637	137,984	11.11	11.11
American Funds IS Growth-Income	23,545	1,096,009	1,047,051	-	1,047,051	85,360	12.27	12.27
American Funds IS International	19,998	392,190	347,969	-	347,969	38,297	9.09	9.09
American Funds IS New World	3,607	78,781	74,705	-	74,705	8,569	8.72	8.72
BlackRock Equity Dividend V.I.	34,119	399,467	346,311	-	346,311	31,026	11.16	11.16
BlackRock Global Allocation V.I.	19,840	279,432	256,930	-	256,930	28,098	9.14	9.14
BlackRock High Yield V.I.	30,446	221,057	207,032	890	207,922	22,137	9.39	9.39
ClearBridge Variable Aggressive Growth	43,262	1,148,741	983,344	-	983,344	66,302	13.57	14.85
ClearBridge Variable Small Cap Growth	14,478	340,419	345,731	-	345,731	19,412	16.18	17.82
Dreyfus IP MidCap Stock	5,546	111,833	92,681	-	92,681	9,259	10.04	10.04
Dreyfus IP Small Cap Stock Index	39,434	754,986	677,082	-	677,082	59,817	11.32	11.32
Dreyfus IP Technology Growth	40,863	888,247	870,782	-	870,782	42,445	18.85	20.61
Dreyfus VIF Appreciation	174	7,363	6,160	-	6,160	564	10.92	10.92
Dreyfus VIF International Value	24,657	257,970	247,805	-	247,805	29,983	7.58	8.28
Fidelity VIP Equity-Income	14,400	317,678	285,850	-	285,850	27,864	10.23	10.23
Fidelity VIP Growth & Income	23,609	468,509	447,156	-	447,156	41,135	10.87	10.87
Fidelity VIP Growth Opportunities	23,698	830,748	887,716	-	887,716	58,606	15.15	15.15
Fidelity VIP High Income	68,204	356,181	326,698	-	326,698	35,113	9.30	9.30
Fidelity VIP Overseas	16,136	356,718	305,777	-	305,777	35,572	8.59	8.59
Franklin Founding Funds Allocation VIP Fund	44,182	322,918	285,414	-	285,414	28,936	9.86	9.86
Franklin Income VIP Fund	47,299	730,917	697,180	-	697,180	67,183	10.20	10.38
Franklin Mutual Global Discovery VIP Fund	46,335	952,323	785,386	-	785,386	77,663	9.50	10.10
Franklin Small Cap Value VIP Fund	14,128	257,380	206,268	-	206,268	17,599	11.55	11.71
Franklin Strategic Income VIP Fund	11,650	123,964	119,761	-	119,761	13,527	8.85	8.85
Guggenheim VIF All Cap Value	21,138	608,313	619,551	-	619,551	37,915	13.24	16.39
Guggenheim VIF Alpha Opportunity (c)	8,593	148,987	131,214	-	131,214	7,334	16.28	17.88
Guggenheim VIF Floating Rate Strategies	34,853	914,405	882,117	-	882,117	92,752	9.51	9.51
Guggenheim VIF Global Managed Futures Strategy	3,866	66,105	60,006	-	60,006	12,735	4.71	4.71
Guggenheim VIF High Yield	40,162	1,140,228	1,105,259	-	1,105,259	37,313	15.19	31.71
Guggenheim VIF Large Cap Value	19,189	672,606	693,499	-	693,499	52,780	13.14	13.63
Guggenheim VIF Long Short Equity	6,686	92,502	88,194	-	88,194	7,325	10.99	12.09
Guggenheim VIF Managed Asset Allocation	17,274	451,759	472,271	-	472,271	40,539	11.64	12.07
Guggenheim VIF Mid Cap Value	21,096	1,398,735	1,301,614	-	1,301,614	43,323	21.06	30.34
Guggenheim VIF Multi-Hedge Strategies	2,509	57,737	59,135	-	59,135	9,823	5.76	6.03
Guggenheim VIF Small Cap Value	13,013	541,114	470,825	-	470,825	15,707	20.55	30.25

(c) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Net Assets (continued)
December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

Guggenheim VIF StylePlus Large Core	10,285	$385,647	$378,390	$-	$378,390	42,659	$8.70	$10.90
Guggenheim VIF StylePlus Large Growth	11,657	158,362	191,987	-	191,987	20,293	9.45	11.70
Guggenheim VIF StylePlus Mid Growth	31,966	1,697,108	1,558,339	-	1,558,339	130,113	11.96	13.04
Guggenheim VIF StylePlus Small Growth	18,901	688,994	583,481	-	583,481	65,551	8.80	15.54
Guggenheim VIF Total Return Bond	125,862	1,998,080	1,996,173	-	1,996,173	181,943	9.16	10.99
Guggenheim VIF World Equity Income	71,667	812,949	928,804	-	928,804	96,446	9.63	11.09
Invesco V.I. Comstock	19,550	345,068	313,979	-	313,979	24,827	10.92	12.65
Invesco V.I. Equity and Income	53,236	900,525	853,910	-	853,910	67,551	10.94	12.64
Invesco V.I. Global Real Estate	45,543	752,182	706,833	-	706,833	35,815	17.95	19.74
Invesco V.I. Government Money Market	919,798	919,798	919,798	-	919,798	100,298	9.05	9.20
Invesco V.I. Government Securities	95,926	1,117,237	1,066,699	-	1,066,699	126,342	7.83	8.43
Invesco V.I. Health Care (b)	12,193	343,189	285,444	-	285,444	14,645	17.88	19.66
Invesco V.I. International Growth	17,568	579,809	571,140	-	571,140	41,965	12.53	13.69
Invesco V.I. Mid Cap Core Equity	9,697	132,452	103,949	-	103,949	6,315	15.03	16.52
Invesco V.I. Mid Cap Growth	53,937	279,736	251,884	-	251,884	21,324	9.65	11.78
Invesco V.I. Value Opportunities	818	6,090	4,491	-	4,491	380	10.80	11.88
Ivy VIP Asset Strategy	9,167	83,330	76,012	-	76,012	9,261	8.21	8.21
Janus Henderson VIT Enterprise	18,270	1,159,634	1,150,810	-	1,150,810	63,748	16.91	18.06
Janus Henderson VIT Research	15,594	510,874	512,575	-	512,575	37,679	12.98	13.60
JPMorgan Insurance Trust Core Bond Portfolio	15,649	167,551	164,786	-	164,786	18,157	9.10	9.10
Lord Abbett Series Bond-Debenture VC	29,540	358,576	327,299	-	327,299	33,311	9.82	9.82
Lord Abbett Series Developing Growth VC	2,012	44,519	50,246	-	50,246	4,501	11.13	11.13
MFS VIT II Research International	19,483	293,475	270,814	-	270,814	33,210	6.50	8.17
MFS VIT Total Return	63,694	1,356,821	1,361,787	-	1,361,787	116,565	10.17	11.67
MFS VIT Utilities	16,470	464,016	475,313	-	475,313	29,300	11.43	16.78
Morgan Stanley VIF Emerging Markets Equity	32,364	477,862	467,338	-	467,338	64,871	6.19	7.21
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	14,663	181,843	154,405	-	154,405	15,367	10.05	10.05
Morningstar Balanced ETF Asset Allocation Portfolio	32,686	369,692	311,167	-	311,167	32,222	9.66	9.66
Morningstar Conservative ETF Asset Allocation Portfolio	3,879	42,718	40,536	-	40,536	4,473	9.06	9.06
Morningstar Growth ETF Asset Allocation Portfolio	40,182	460,163	390,171	-	390,171	39,369	9.91	9.91
Morningstar Income and Growth ETF Asset Allocation Portfolio	18,541	196,310	180,031	-	180,031	19,249	9.35	9.35
Neuberger Berman AMT Sustainable Equity (b)	29,208	590,253	665,661	-	665,661	31,099	19.79	21.37
Oppenheimer Global Fund/VA	12,624	529,190	473,787	-	473,787	45,410	10.42	10.42
Oppenheimer Main Street Small Cap Fund/VA	11,139	270,489	223,118	-	223,118	9,254	22.07	24.27
Oppenheimer Total Return Bond Fund/VA	27,718	215,338	204,839	-	204,839	31,209	6.28	6.61
PIMCO VIT All Asset	14,106	148,533	140,075	-	140,075	11,554	11.33	12.46
PIMCO VIT CommodityRealReturn Strategy	28,404	221,662	170,993	-	170,993	42,915	3.61	4.03
PIMCO VIT Emerging Markets Bond	6,954	89,782	83,521	-	83,521	7,469	10.93	11.22
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) (b)	58,148	613,765	630,322	-	630,322	52,887	11.30	11.93
PIMCO VIT Low Duration	54,226	562,526	546,601	-	546,601	64,278	7.74	8.52
PIMCO VIT Real Return	121,500	1,534,985	1,439,778	-	1,439,778	140,061	9.36	10.29

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Net Assets (continued)
December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

PIMCO VIT Total Return	17,500	$189,642	$183,397	$-	$183,397	19,931	$9.20	$9.20
Putnam VT Small Cap Value	1,768	23,765	15,662	-	15,662	1,702	9.20	9.20
Royce Micro-Cap	16,885	179,335	151,455	-	151,455	16,658	7.71	9.18
T. Rowe Price Health Sciences	22,052	931,795	851,656	-	851,656	61,974	13.73	13.73
Templeton Developing Markets VIP Fund	17,898	144,838	152,845	-	152,845	17,321	8.82	8.82
Templeton Global Bond VIP Fund	70,923	1,158,332	1,193,640	-	1,193,640	137,719	8.66	8.66
Western Asset Variable Global High Yield Bond	8,403	63,988	57,563	-	57,563	5,337	10.71	10.76

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets
Years Ended December 31, 2018 and 2017, Except as Noted

	AB VPS Dynamic Asset Allocation	AB VPS Small/Mid Cap Value	American Century VP Mid Cap Value
Net assets as of December 31, 2016	$7,677	$82,679	$854,474
Investment income (loss):
Dividend distributions	147	222	8,134
Investment Expenses:
Mortality and expense risk and administrative charges	(76)	(657)	(4,560)
Net investment income (loss)	71	(435)	3,574
Increase (decrease) in net assets from operations:
Capital gain distributions	-	4,512	11,806
Realized capital gain (loss) on investments	5	141	63,771
Change in unrealized appreciation (depreciation)	1,147	6,329	(14,182)
Net gain (loss) on investments	1,152	10,982	61,395
Net increase (decrease) in net assets from operations	1,223	10,547	64,969
Contract owner transactions:
Variable annuity deposits	12,501	6,950	11,869
Terminations, withdrawals and annuity payments	-	(1,308)	(112,526)
Transfers between subaccounts, net	-	(9)	(296,222)
Maintenance charges and mortality adjustments	(34)	(459)	(3,798)
Increase (decrease) in net assets from contract transactions	12,467	5,174	(400,677)
Total increase (decrease) in net assets	13,690	15,721	(335,708)
Net assets as of December 31, 2017	$21,367	$98,400	$518,766
Investment income (loss):
Dividend distributions	629	275	6,557
Investment Expenses:
Mortality and expense risk and administrative charges	(214)	(854)	(3,900)
Net investment income (loss)	415	(579)	2,657
Increase (decrease) in net assets from operations:
Capital gain distributions	50	9,775	32,050
Realized capital gain (loss) on investments	108	1,401	2,661
Change in unrealized appreciation (depreciation)	(3,572)	(28,492)	(107,546)
Net gain (loss) on investments	(3,414)	(17,316)	(72,835)
Net increase (decrease) in net assets from operations	(2,999)	(17,895)	(70,178)
Contract owner transactions:
Variable annuity deposits	20,708	37,867	10,191
Terminations, withdrawals and annuity payments	(2,234)	(13,948)	(4,974)
Transfers between subaccounts, net	-	(18,182)	(2,609)
Maintenance charges and mortality adjustments	(255)	(455)	(3,225)
Increase (decrease) in net assets from contract transactions	18,219	5,282	(617)
Total increase (decrease) in net assets	15,220	(12,613)	(70,795)
Net assets as of December 31, 2018	$36,587	$85,787	$447,971

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	American Century VP Ultra	American Century VP Value	American Funds IS Asset Allocation
Net assets as of December 31, 2016	$540,633	$2,177,106	$432,885
Investment income (loss):
Dividend distributions	1,447	23,784	5,960
Investment Expenses:
Mortality and expense risk and administrative charges	(10,602)	(12,725)	(3,262)
Net investment income (loss)	(9,155)	11,059	2,698
Increase (decrease) in net assets from operations:
Capital gain distributions	29,864	-	21,129
Realized capital gain (loss) on investments	16,287	227,595	6,071
Change in unrealized appreciation (depreciation)	295,643	(130,316)	30,944
Net gain (loss) on investments	341,794	97,279	58,144
Net increase (decrease) in net assets from operations	332,639	108,338	60,842
Contract owner transactions:
Variable annuity deposits	183,904	144,020	87,423
Terminations, withdrawals and annuity payments	(87,513)	(192,807)	(41,386)
Transfers between subaccounts, net	948,857	(872,591)	(78,094)
Maintenance charges and mortality adjustments	(8,955)	(7,003)	(2,453)
Increase (decrease) in net assets from contract transactions	1,036,293	(928,381)	(34,510)
Total increase (decrease) in net assets	1,368,932	(820,043)	26,332
Net assets as of December 31, 2017	$1,909,565	$1,357,063	$459,217
Investment income (loss):
Dividend distributions	2,349	18,548	16,553
Investment Expenses:
Mortality and expense risk and administrative charges	(18,166)	(9,494)	(6,703)
Net investment income (loss)	(15,817)	9,054	9,850
Increase (decrease) in net assets from operations:
Capital gain distributions	209,668	74	42,776
Realized capital gain (loss) on investments	22,728	97,594	2,225
Change in unrealized appreciation (depreciation)	(289,539)	(220,521)	(126,723)
Net gain (loss) on investments	(57,143)	(122,853)	(81,722)
Net increase (decrease) in net assets from operations	(72,960)	(113,799)	(71,872)
Contract owner transactions:
Variable annuity deposits	791,935	113,123	812,622
Terminations, withdrawals and annuity payments	(70,961)	(123,255)	(91,103)
Transfers between subaccounts, net	19,849	(160,979)	(4,811)
Maintenance charges and mortality adjustments	(12,811)	(4,384)	(3,531)
Increase (decrease) in net assets from contract transactions	728,012	(175,495)	713,177
Total increase (decrease) in net assets	655,052	(289,294)	641,305
Net assets as of December 31, 2018	$2,564,617	$1,067,769	$1,100,522

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	American Funds IS Global Bond	American Funds IS Global Growth	American Funds IS Growth-Income
Net assets as of December 31, 2016	$74,550	$1,190,510	$523,566
Investment income (loss):
Dividend distributions	282	8,211	10,678
Investment Expenses:
Mortality and expense risk and administrative charges	(627)	(10,333)	(5,794)
Net investment income (loss)	(345)	(2,122)	4,884
Increase (decrease) in net assets from operations:
Capital gain distributions	492	39,583	46,848
Realized capital gain (loss) on investments	292	21,993	5,111
Change in unrealized appreciation (depreciation)	3,689	295,470	89,336
Net gain (loss) on investments	4,473	357,046	141,295
Net increase (decrease) in net assets from operations	4,128	354,924	146,179
Contract owner transactions:
Variable annuity deposits	22,776	129,191	186,410
Terminations, withdrawals and annuity payments	(16,893)	(89,920)	(28,310)
Transfers between subaccounts, net	678	(9,089)	135,889
Maintenance charges and mortality adjustments	(1,171)	(11,302)	(2,122)
Increase (decrease) in net assets from contract transactions	5,390	18,880	291,867
Total increase (decrease) in net assets	9,518	373,804	438,046
Net assets as of December 31, 2017	$84,068	$1,564,314	$961,612
Investment income (loss):
Dividend distributions	1,770	8,783	13,858
Investment Expenses:
Mortality and expense risk and administrative charges	(688)	(12,501)	(7,874)
Net investment income (loss)	1,082	(3,718)	5,984
Increase (decrease) in net assets from operations:
Capital gain distributions	321	115,484	70,863
Realized capital gain (loss) on investments	(111)	19,695	7,148
Change in unrealized appreciation (depreciation)	(3,647)	(301,151)	(118,507)
Net gain (loss) on investments	(3,437)	(165,972)	(40,496)
Net increase (decrease) in net assets from operations	(2,355)	(169,690)	(34,512)
Contract owner transactions:
Variable annuity deposits	16,029	237,325	166,765
Terminations, withdrawals and annuity payments	(9,805)	(60,755)	(14,284)
Transfers between subaccounts, net	904	(27,592)	(30,314)
Maintenance charges and mortality adjustments	(260)	(9,965)	(2,216)
Increase (decrease) in net assets from contract transactions	6,868	139,013	119,951
Total increase (decrease) in net assets	4,513	(30,677)	85,439
Net assets as of December 31, 2018	$88,581	$1,533,637	$1,047,051

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	American Funds IS International	American Funds IS New World	BlackRock Equity Dividend V.I.
Net assets as of December 31, 2016	$152,025	$59,902	$108,771
Investment income (loss):
Dividend distributions	4,272	613	1,483
Investment Expenses:
Mortality and expense risk and administrative charges	(1,974)	(593)	(650)
Net investment income (loss)	2,298	20	833
Increase (decrease) in net assets from operations:
Capital gain distributions	2,894	-	7,161
Realized capital gain (loss) on investments	2,803	8,196	3,837
Change in unrealized appreciation (depreciation)	57,866	10,893	2,350
Net gain (loss) on investments	63,563	19,089	13,348
Net increase (decrease) in net assets from operations	65,861	19,109	14,181
Contract owner transactions:
Variable annuity deposits	79,383	34,543	75,065
Terminations, withdrawals and annuity payments	(4,251)	(8,518)	(16,518)
Transfers between subaccounts, net	99,999	(19,542)	(30,193)
Maintenance charges and mortality adjustments	(893)	(287)	(93)
Increase (decrease) in net assets from contract transactions	174,238	6,196	28,261
Total increase (decrease) in net assets	240,099	25,305	42,442
Net assets as of December 31, 2017	$392,124	$85,207	$151,213
Investment income (loss):
Dividend distributions	5,977	545	5,946
Investment Expenses:
Mortality and expense risk and administrative charges	(2,965)	(547)	(2,425)
Net investment income (loss)	3,012	(2)	3,521
Increase (decrease) in net assets from operations:
Capital gain distributions	19,552	1,903	28,013
Realized capital gain (loss) on investments	8,878	4,596	1,280
Change in unrealized appreciation (depreciation)	(89,963)	(17,660)	(61,755)
Net gain (loss) on investments	(61,533)	(11,161)	(32,462)
Net increase (decrease) in net assets from operations	(58,521)	(11,163)	(28,941)
Contract owner transactions:
Variable annuity deposits	60,181	14,019	54,758
Terminations, withdrawals and annuity payments	(28,570)	(2,811)	(6,535)
Transfers between subaccounts, net	(16,191)	(10,412)	176,307
Maintenance charges and mortality adjustments	(1,054)	(135)	(491)
Increase (decrease) in net assets from contract transactions	14,366	661	224,039
Total increase (decrease) in net assets	(44,155)	(10,502)	195,098
Net assets as of December 31, 2018	$347,969	$74,705	$346,311

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.	ClearBridge Variable Aggressive Growth
Net assets as of December 31, 2016	$156,907	$174,909	$836,114
Investment income (loss):
Dividend distributions	2,545	4,591	2,473
Investment Expenses:
Mortality and expense risk and administrative charges	(1,388)	(616)	(6,910)
Net investment income (loss)	1,157	3,975	(4,437)
Increase (decrease) in net assets from operations:
Capital gain distributions	2,408	-	61,368
Realized capital gain (loss) on investments	601	963	2,963
Change in unrealized appreciation (depreciation)	17,749	1,332	65,101
Net gain (loss) on investments	20,758	2,295	129,432
Net increase (decrease) in net assets from operations	21,915	6,270	124,995
Contract owner transactions:
Variable annuity deposits	29,877	298	135,863
Terminations, withdrawals and annuity payments	(9,445)	(60,141)	(146,416)
Transfers between subaccounts, net	11,225	(54,700)	(60,395)
Maintenance charges and mortality adjustments	(879)	(527)	(2,061)
Increase (decrease) in net assets from contract transactions	30,778	(115,070)	(73,009)
Total increase (decrease) in net assets	52,693	(108,800)	51,986
Net assets as of December 31, 2017	$209,600	$66,109	$888,100
Investment income (loss):
Dividend distributions	2,405	9,029	4,223
Investment Expenses:
Mortality and expense risk and administrative charges	(1,939)	(1,285)	(7,995)
Net investment income (loss)	466	7,744	(3,772)
Increase (decrease) in net assets from operations:
Capital gain distributions	12,141	-	71,837
Realized capital gain (loss) on investments	332	(196)	3,998
Change in unrealized appreciation (depreciation)	(36,070)	(15,130)	(178,657)
Net gain (loss) on investments	(23,597)	(15,326)	(102,822)
Net increase (decrease) in net assets from operations	(23,131)	(7,582)	(106,594)
Contract owner transactions:
Variable annuity deposits	28,111	25,137	190,991
Terminations, withdrawals and annuity payments	(6,547)	(4,421)	(108,371)
Transfers between subaccounts, net	50,008	129,055	121,855
Maintenance charges and mortality adjustments	(1,111)	(376)	(2,637)
Increase (decrease) in net assets from contract transactions	70,461	149,395	201,838
Total increase (decrease) in net assets	47,330	141,813	95,244
Net assets as of December 31, 2018	$256,930	$207,922	$983,344

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	ClearBridge Variable Small Cap Growth	Dreyfus IP MidCap Stock	Dreyfus IP Small Cap Stock Index
Net assets as of December 31, 2016	$281,308	$105,485	$1,335,792
Investment income (loss):
Dividend distributions	-	1,027	9,109
Investment Expenses:
Mortality and expense risk and administrative charges	(2,389)	(925)	(6,002)
Net investment income (loss)	(2,389)	102	3,107
Increase (decrease) in net assets from operations:
Capital gain distributions	7,356	1,883	59,612
Realized capital gain (loss) on investments	5,490	5,807	(10,604)
Change in unrealized appreciation (depreciation)	55,940	9,439	13,847
Net gain (loss) on investments	68,786	17,129	62,855
Net increase (decrease) in net assets from operations	66,397	17,231	65,962
Contract owner transactions:
Variable annuity deposits	5,014	11,973	175,667
Terminations, withdrawals and annuity payments	(1,423)	(9,776)	(53,028)
Transfers between subaccounts, net	(22,866)	(13,334)	(871,917)
Maintenance charges and mortality adjustments	(824)	(298)	(3,867)
Increase (decrease) in net assets from contract transactions	(20,099)	(11,435)	(753,145)
Total increase (decrease) in net assets	46,298	5,796	(687,183)
Net assets as of December 31, 2017	$327,606	$111,281	$648,609
Investment income (loss):
Dividend distributions	-	375	5,709
Investment Expenses:
Mortality and expense risk and administrative charges	(3,081)	(836)	(5,813)
Net investment income (loss)	(3,081)	(461)	(104)
Increase (decrease) in net assets from operations:
Capital gain distributions	40,853	12,989	38,179
Realized capital gain (loss) on investments	18,917	(62)	8,283
Change in unrealized appreciation (depreciation)	(40,893)	(30,694)	(129,403)
Net gain (loss) on investments	18,877	(17,767)	(82,941)
Net increase (decrease) in net assets from operations	15,796	(18,228)	(83,045)
Contract owner transactions:
Variable annuity deposits	46,289	8,349	162,256
Terminations, withdrawals and annuity payments	(42,179)	(10,170)	(14,971)
Transfers between subaccounts, net	(614)	1,716	(34,100)
Maintenance charges and mortality adjustments	(1,167)	(267)	(1,667)
Increase (decrease) in net assets from contract transactions	2,329	(372)	111,518
Total increase (decrease) in net assets	18,125	(18,600)	28,473
Net assets as of December 31, 2018	$345,731	$92,681	$677,082

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Dreyfus IP Technology Growth	Dreyfus VIF Appreciation	Dreyfus VIF International Value
Net assets as of December 31, 2016	$169,897	$5,915	$340,531
Investment income (loss):
Dividend distributions	-	70	5,206
Investment Expenses:
Mortality and expense risk and administrative charges	(2,630)	(49)	(2,855)
Net investment income (loss)	(2,630)	21	2,351
Increase (decrease) in net assets from operations:
Capital gain distributions	10,989	808	-
Realized capital gain (loss) on investments	6,879	(5)	8,601
Change in unrealized appreciation (depreciation)	82,574	664	78,954
Net gain (loss) on investments	100,442	1,467	87,555
Net increase (decrease) in net assets from operations	97,812	1,488	89,906
Contract owner transactions:
Variable annuity deposits	83,277	-	6,777
Terminations, withdrawals and annuity payments	(22,147)	(276)	(26,146)
Transfers between subaccounts, net	124,410	-	(37,257)
Maintenance charges and mortality adjustments	(1,041)	(53)	(878)
Increase (decrease) in net assets from contract transactions	184,499	(329)	(57,504)
Total increase (decrease) in net assets	282,311	1,159	32,402
Net assets as of December 31, 2017	$452,208	$7,074	$372,933
Investment income (loss):
Dividend distributions	-	69	5,352
Investment Expenses:
Mortality and expense risk and administrative charges	(5,313)	(52)	(2,639)
Net investment income (loss)	(5,313)	17	2,713
Increase (decrease) in net assets from operations:
Capital gain distributions	26,905	849	-
Realized capital gain (loss) on investments	12,960	(7)	13,078
Change in unrealized appreciation (depreciation)	(102,213)	(1,389)	(71,763)
Net gain (loss) on investments	(62,348)	(547)	(58,685)
Net increase (decrease) in net assets from operations	(67,661)	(530)	(55,972)
Contract owner transactions:
Variable annuity deposits	573,729	-	5,190
Terminations, withdrawals and annuity payments	(15,185)	(329)	(56,766)
Transfers between subaccounts, net	(69,980)	-	(16,842)
Maintenance charges and mortality adjustments	(2,329)	(55)	(738)
Increase (decrease) in net assets from contract transactions	486,235	(384)	(69,156)
Total increase (decrease) in net assets	418,574	(914)	(125,128)
Net assets as of December 31, 2018	$870,782	$6,160	$247,805

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Fidelity VIP Equity-Income	Fidelity VIP Growth & Income	Fidelity VIP Growth Opportunities
Net assets as of December 31, 2016	$165,254	$252,894	$94,719
Investment income (loss):
Dividend distributions	4,179	4,621	247
Investment Expenses:
Mortality and expense risk and administrative charges	(1,891)	(2,770)	(1,607)
Net investment income (loss)	2,288	1,851	(1,360)
Increase (decrease) in net assets from operations:
Capital gain distributions	4,706	7,827	17,305
Realized capital gain (loss) on investments	1,118	816	786
Change in unrealized appreciation (depreciation)	21,973	45,460	35,862
Net gain (loss) on investments	27,797	54,103	53,953
Net increase (decrease) in net assets from operations	30,085	55,954	52,593
Contract owner transactions:
Variable annuity deposits	44,607	144,813	97,357
Terminations, withdrawals and annuity payments	(3,799)	(1,091)	(734)
Transfers between subaccounts, net	60,542	6,221	132,504
Maintenance charges and mortality adjustments	(769)	(461)	(666)
Increase (decrease) in net assets from contract transactions	100,581	149,482	228,461
Total increase (decrease) in net assets	130,666	205,436	281,054
Net assets as of December 31, 2017	$295,920	$458,330	$375,773
Investment income (loss):
Dividend distributions	6,643	895	371
Investment Expenses:
Mortality and expense risk and administrative charges	(2,267)	(3,645)	(5,286)
Net investment income (loss)	4,376	(2,750)	(4,915)
Increase (decrease) in net assets from operations:
Capital gain distributions	16,645	27,321	25,114
Realized capital gain (loss) on investments	9,373	3,629	8,691
Change in unrealized appreciation (depreciation)	(62,024)	(78,038)	20,549
Net gain (loss) on investments	(36,006)	(47,088)	54,354
Net increase (decrease) in net assets from operations	(31,630)	(49,838)	49,439
Contract owner transactions:
Variable annuity deposits	27,531	79,960	434,079
Terminations, withdrawals and annuity payments	(61,423)	(28,985)	(28,305)
Transfers between subaccounts, net	56,264	(11,766)	59,262
Maintenance charges and mortality adjustments	(812)	(545)	(2,532)
Increase (decrease) in net assets from contract transactions	21,560	38,664	462,504
Total increase (decrease) in net assets	(10,070)	(11,174)	511,943
Net assets as of December 31, 2018	$285,850	$447,156	$887,716

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Fidelity VIP High Income	Fidelity VIP Overseas	Franklin Founding Funds Allocation VIP Fund
Net assets as of December 31, 2016	$11,350	$14,669	$392,481
Investment income (loss):
Dividend distributions	944	1,044	7,519
Investment Expenses:
Mortality and expense risk and administrative charges	(80)	(543)	(2,450)
Net investment income (loss)	864	501	5,069
Increase (decrease) in net assets from operations:
Capital gain distributions	-	81	12,058
Realized capital gain (loss) on investments	(126)	1,997	2,673
Change in unrealized appreciation (depreciation)	(190)	13,049	15,543
Net gain (loss) on investments	(316)	15,127	30,274
Net increase (decrease) in net assets from operations	548	15,628	35,343
Contract owner transactions:
Variable annuity deposits	13,605	50,314	34,789
Terminations, withdrawals and annuity payments	(6,721)	(12,252)	(135,716)
Transfers between subaccounts, net	103	58,978	(9,234)
Maintenance charges and mortality adjustments	(41)	(62)	(1,922)
Increase (decrease) in net assets from contract transactions	6,946	96,978	(112,083)
Total increase (decrease) in net assets	7,494	112,606	(76,740)
Net assets as of December 31, 2017	$18,844	$127,275	$315,741
Investment income (loss):
Dividend distributions	16,409	4,721	8,868
Investment Expenses:
Mortality and expense risk and administrative charges	(1,062)	(2,120)	(2,363)
Net investment income (loss)	15,347	2,601	6,505
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	7,258
Realized capital gain (loss) on investments	(233)	2,158	(103)
Change in unrealized appreciation (depreciation)	(28,905)	(62,360)	(45,991)
Net gain (loss) on investments	(29,138)	(60,202)	(38,836)
Net increase (decrease) in net assets from operations	(13,791)	(57,601)	(32,331)
Contract owner transactions:
Variable annuity deposits	288,752	10,816	7,077
Terminations, withdrawals and annuity payments	(4,277)	(45,887)	(9,423)
Transfers between subaccounts, net	37,756	271,499	6,005
Maintenance charges and mortality adjustments	(586)	(325)	(1,655)
Increase (decrease) in net assets from contract transactions	321,645	236,103	2,004
Total increase (decrease) in net assets	307,854	178,502	(30,327)
Net assets as of December 31, 2018	$326,698	$305,777	$285,414

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Franklin Income VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Small Cap Value VIP Fund
Net assets as of December 31, 2016	$766,427	$1,003,295	$334,961
Investment income (loss):
Dividend distributions	33,061	18,091	1,594
Investment Expenses:
Mortality and expense risk and administrative charges	(6,673)	(7,777)	(2,448)
Net investment income (loss)	26,388	10,314	(854)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	57,602	21,808
Realized capital gain (loss) on investments	5,866	(5,771)	2,881
Change in unrealized appreciation (depreciation)	37,532	15,188	3,598
Net gain (loss) on investments	43,398	67,019	28,287
Net increase (decrease) in net assets from operations	69,786	77,333	27,433
Contract owner transactions:
Variable annuity deposits	100,315	34,445	28,498
Terminations, withdrawals and annuity payments	(170,980)	(93,030)	(52,839)
Transfers between subaccounts, net	52,033	(74,531)	(6,909)
Maintenance charges and mortality adjustments	(2,336)	(2,850)	(600)
Increase (decrease) in net assets from contract transactions	(20,968)	(135,966)	(31,850)
Total increase (decrease) in net assets	48,818	(58,633)	(4,417)
Net assets as of December 31, 2017	$815,245	$944,662	$330,544
Investment income (loss):
Dividend distributions	39,469	21,378	2,978
Investment Expenses:
Mortality and expense risk and administrative charges	(6,498)	(6,943)	(2,413)
Net investment income (loss)	32,971	14,435	565
Increase (decrease) in net assets from operations:
Capital gain distributions	-	11,327	50,722
Realized capital gain (loss) on investments	2,680	(5,270)	(7,918)
Change in unrealized appreciation (depreciation)	(72,493)	(126,788)	(74,694)
Net gain (loss) on investments	(69,813)	(120,731)	(31,890)
Net increase (decrease) in net assets from operations	(36,842)	(106,296)	(31,325)
Contract owner transactions:
Variable annuity deposits	14,255	22,597	10,208
Terminations, withdrawals and annuity payments	(87,075)	(68,696)	(78,897)
Transfers between subaccounts, net	(5,340)	(3,959)	(23,327)
Maintenance charges and mortality adjustments	(3,063)	(2,922)	(935)
Increase (decrease) in net assets from contract transactions	(81,223)	(52,980)	(92,951)
Total increase (decrease) in net assets	(118,065)	(159,276)	(124,276)
Net assets as of December 31, 2018	$697,180	$785,386	$206,268

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Franklin Strategic Income VIP Fund	Guggenheim VIF All Cap Value	Guggenheim VIF Alpha Opportunity(c)
Net assets as of December 31, 2016	$67,578	$788,968	$139,160
Investment income (loss):
Dividend distributions	2,306	8,612	-
Investment Expenses:
Mortality and expense risk and administrative charges	(660)	(6,018)	(1,100)
Net investment income (loss)	1,646	2,594	(1,100)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	55,460	-
Realized capital gain (loss) on investments	(2)	40,452	2,021
Change in unrealized appreciation (depreciation)	1,416	4,076	8,748
Net gain (loss) on investments	1,414	99,988	10,769
Net increase (decrease) in net assets from operations	3,060	102,582	9,669
Contract owner transactions:
Variable annuity deposits	33,949	3,873	33,302
Terminations, withdrawals and annuity payments	(965)	(74,005)	(19,794)
Transfers between subaccounts, net	(3,139)	(864)	120
Maintenance charges and mortality adjustments	(306)	(1,843)	(206)
Increase (decrease) in net assets from contract transactions	29,539	(72,839)	13,422
Total increase (decrease) in net assets	32,599	29,743	23,091
Net assets as of December 31, 2017	$100,177	$818,711	$162,251
Investment income (loss):
Dividend distributions	2,733	8,171	-
Investment Expenses:
Mortality and expense risk and administrative charges	(830)	(5,905)	(1,135)
Net investment income (loss)	1,903	2,266	(1,135)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	58,505	20,286
Realized capital gain (loss) on investments	(44)	28,547	(793)
Change in unrealized appreciation (depreciation)	(5,082)	(169,654)	(37,962)
Net gain (loss) on investments	(5,126)	(82,602)	(18,469)
Net increase (decrease) in net assets from operations	(3,223)	(80,336)	(19,604)
Contract owner transactions:
Variable annuity deposits	23,484	643	7,803
Terminations, withdrawals and annuity payments	(1,037)	(94,469)	(5,227)
Transfers between subaccounts, net	721	(23,252)	(13,718)
Maintenance charges and mortality adjustments	(361)	(1,746)	(291)
Increase (decrease) in net assets from contract transactions	22,807	(118,824)	(11,433)
Total increase (decrease) in net assets	19,584	(199,160)	(31,037)
Net assets as of December 31, 2018	$119,761	$619,551	$131,214

(c) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VIF High Yield
Net assets as of December 31, 2016	$266,278	$10,345	$1,752,385
Investment income (loss):
Dividend distributions	8,159	152	87,881
Investment Expenses:
Mortality and expense risk and administrative charges	(2,013)	(79)	(13,675)
Net investment income (loss)	6,146	73	74,206
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	337	(88)	45,202
Change in unrealized appreciation (depreciation)	554	819	(28,972)
Net gain (loss) on investments	891	731	16,230
Net increase (decrease) in net assets from operations	7,037	804	90,436
Contract owner transactions:
Variable annuity deposits	54,474	-	129,456
Terminations, withdrawals and annuity payments	(4,270)	(204)	(269,239)
Transfers between subaccounts, net	9,391	1,614	(123,362)
Maintenance charges and mortality adjustments	(2,047)	(38)	(3,150)
Increase (decrease) in net assets from contract transactions	57,548	1,372	(266,295)
Total increase (decrease) in net assets	64,585	2,176	(175,859)
Net assets as of December 31, 2017	$330,863	$12,521	$1,576,526
Investment income (loss):
Dividend distributions	16,763	-	104,249
Investment Expenses:
Mortality and expense risk and administrative charges	(4,218)	(316)	(10,546)
Net investment income (loss)	12,545	(316)	93,703
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	328	(492)	25,844
Change in unrealized appreciation (depreciation)	(34,127)	(3,561)	(179,705)
Net gain (loss) on investments	(33,799)	(4,053)	(153,861)
Net increase (decrease) in net assets from operations	(21,254)	(4,369)	(60,158)
Contract owner transactions:
Variable annuity deposits	462,127	55,086	2,826
Terminations, withdrawals and annuity payments	(9,271)	(1,703)	(363,355)
Transfers between subaccounts, net	123,123	(1,336)	(47,576)
Maintenance charges and mortality adjustments	(3,471)	(193)	(3,004)
Increase (decrease) in net assets from contract transactions	572,508	51,854	(411,109)
Total increase (decrease) in net assets	551,254	47,485	(471,267)
Net assets as of December 31, 2018	$882,117	$60,006	$1,105,259

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity	Guggenheim VIF Managed Asset Allocation
Net assets as of December 31, 2016	$1,196,441	$152,973	$544,546
Investment income (loss):
Dividend distributions	9,821	585	7,387
Investment Expenses:
Mortality and expense risk and administrative charges	(7,023)	(1,206)	(4,086)
Net investment income (loss)	2,798	(621)	3,301
Increase (decrease) in net assets from operations:
Capital gain distributions	22,217	-	10,594
Realized capital gain (loss) on investments	84,714	6,010	19,253
Change in unrealized appreciation (depreciation)	13,820	14,859	35,047
Net gain (loss) on investments	120,751	20,869	64,894
Net increase (decrease) in net assets from operations	123,549	20,248	68,195
Contract owner transactions:
Variable annuity deposits	17,478	6,375	29,210
Terminations, withdrawals and annuity payments	(407,677)	(25,659)	(7,329)
Transfers between subaccounts, net	(109,749)	(7,003)	(101,783)
Maintenance charges and mortality adjustments	(1,776)	(667)	(3,812)
Increase (decrease) in net assets from contract transactions	(501,724)	(26,954)	(83,714)
Total increase (decrease) in net assets	(378,175)	(6,706)	(15,519)
Net assets as of December 31, 2017	$818,266	$146,267	$529,027
Investment income (loss):
Dividend distributions	10,278	-	7,080
Investment Expenses:
Mortality and expense risk and administrative charges	(6,043)	(978)	(3,929)
Net investment income (loss)	4,235	(978)	3,151
Increase (decrease) in net assets from operations:
Capital gain distributions	50,638	14,440	36,574
Realized capital gain (loss) on investments	13,385	3,387	4,760
Change in unrealized appreciation (depreciation)	(148,226)	(35,057)	(77,095)
Net gain (loss) on investments	(84,203)	(17,230)	(35,761)
Net increase (decrease) in net assets from operations	(79,968)	(18,208)	(32,610)
Contract owner transactions:
Variable annuity deposits	23,675	1,802	1,631
Terminations, withdrawals and annuity payments	(62,938)	(20,942)	(7,162)
Transfers between subaccounts, net	(4,472)	(20,212)	(15,096)
Maintenance charges and mortality adjustments	(1,064)	(513)	(3,519)
Increase (decrease) in net assets from contract transactions	(44,799)	(39,865)	(24,146)
Total increase (decrease) in net assets	(124,767)	(58,073)	(56,756)
Net assets as of December 31, 2018	$693,499	$88,194	$472,271

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Guggenheim VIF Mid Cap Value	Guggenheim VIF Multi-Hedge Strategies	Guggenheim VIF Small Cap Value
Net assets as of December 31, 2016	$1,876,500	$57,608	$599,195
Investment income (loss):
Dividend distributions	10,894	-	2,211
Investment Expenses:
Mortality and expense risk and administrative charges	(12,868)	(377)	(4,529)
Net investment income (loss)	(1,974)	(377)	(2,318)
Increase (decrease) in net assets from operations:
Capital gain distributions	30,807	-	20,256
Realized capital gain (loss) on investments	93,702	533	10,454
Change in unrealized appreciation (depreciation)	78,603	1,208	(12,472)
Net gain (loss) on investments	203,112	1,741	18,238
Net increase (decrease) in net assets from operations	201,138	1,364	15,920
Contract owner transactions:
Variable annuity deposits	75,051	1,028	44,353
Terminations, withdrawals and annuity payments	(359,728)	(8,284)	(77,748)
Transfers between subaccounts, net	(161,827)	(1,926)	(22,193)
Maintenance charges and mortality adjustments	(4,014)	(212)	(1,280)
Increase (decrease) in net assets from contract transactions	(450,518)	(9,394)	(56,868)
Total increase (decrease) in net assets	(249,380)	(8,030)	(40,948)
Net assets as of December 31, 2017	$1,627,120	$49,578	$558,247
Investment income (loss):
Dividend distributions	9,620	-	1,955
Investment Expenses:
Mortality and expense risk and administrative charges	(12,239)	(434)	(4,367)
Net investment income (loss)	(2,619)	(434)	(2,412)
Increase (decrease) in net assets from operations:
Capital gain distributions	226,179	-	56,852
Realized capital gain (loss) on investments	29,669	(888)	3,266
Change in unrealized appreciation (depreciation)	(456,837)	(3,005)	(130,778)
Net gain (loss) on investments	(200,989)	(3,893)	(70,660)
Net increase (decrease) in net assets from operations	(203,608)	(4,327)	(73,072)
Contract owner transactions:
Variable annuity deposits	66,417	1,192	23,178
Terminations, withdrawals and annuity payments	(169,586)	(5,363)	(29,559)
Transfers between subaccounts, net	(14,275)	18,296	(6,550)
Maintenance charges and mortality adjustments	(4,454)	(241)	(1,419)
Increase (decrease) in net assets from contract transactions	(121,898)	13,884	(14,350)
Total increase (decrease) in net assets	(325,506)	9,557	(87,422)
Net assets as of December 31, 2018	$1,301,614	$59,135	$470,825

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth
Net assets as of December 31, 2016	$314,204	$228,062	$241,609
Investment income (loss):
Dividend distributions	4,521	2,736	12,382
Investment Expenses:
Mortality and expense risk and administrative charges	(2,838)	(1,961)	(7,651)
Net investment income (loss)	1,683	775	4,731
Increase (decrease) in net assets from operations:
Capital gain distributions	5,205	-	-
Realized capital gain (loss) on investments	11,459	18,112	13,924
Change in unrealized appreciation (depreciation)	49,542	44,564	185,153
Net gain (loss) on investments	66,206	62,676	199,077
Net increase (decrease) in net assets from operations	67,889	63,451	203,808
Contract owner transactions:
Variable annuity deposits	10,803	7,052	132,335
Terminations, withdrawals and annuity payments	(26,663)	(31,881)	(98,059)
Transfers between subaccounts, net	29,361	(883)	1,010,676
Maintenance charges and mortality adjustments	(1,216)	(424)	(6,804)
Increase (decrease) in net assets from contract transactions	12,285	(26,136)	1,038,148
Total increase (decrease) in net assets	80,174	37,315	1,241,956
Net assets as of December 31, 2017	$394,378	$265,377	$1,483,565
Investment income (loss):
Dividend distributions	6,776	3,406	22,716
Investment Expenses:
Mortality and expense risk and administrative charges	(3,341)	(1,743)	(12,763)
Net investment income (loss)	3,435	1,663	9,953
Increase (decrease) in net assets from operations:
Capital gain distributions	51,426	31,712	194,290
Realized capital gain (loss) on investments	12,939	30,952	12,793
Change in unrealized appreciation (depreciation)	(99,203)	(71,775)	(358,494)
Net gain (loss) on investments	(34,838)	(9,111)	(151,411)
Net increase (decrease) in net assets from operations	(31,403)	(7,448)	(141,458)
Contract owner transactions:
Variable annuity deposits	50,740	16,891	230,429
Terminations, withdrawals and annuity payments	(22,855)	(58,771)	(73,856)
Transfers between subaccounts, net	(11,323)	(23,541)	68,300
Maintenance charges and mortality adjustments	(1,147)	(521)	(8,641)
Increase (decrease) in net assets from contract transactions	15,415	(65,942)	216,232
Total increase (decrease) in net assets	(15,988)	(73,390)	74,774
Net assets as of December 31, 2018	$378,390	$191,987	$1,558,339

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Guggenheim VIF StylePlus Small Growth	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income
Net assets as of December 31, 2016	$126,867	$1,228,254	$1,175,095
Investment income (loss):
Dividend distributions	1,036	62,231	30,920
Investment Expenses:
Mortality and expense risk and administrative charges	(1,143)	(10,999)	(8,562)
Net investment income (loss)	(107)	51,232	22,358
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	7,499	9,837	41,060
Change in unrealized appreciation (depreciation)	19,731	20,636	87,665
Net gain (loss) on investments	27,230	30,473	128,725
Net increase (decrease) in net assets from operations	27,123	81,705	151,083
Contract owner transactions:
Variable annuity deposits	4,215	39,130	12,649
Terminations, withdrawals and annuity payments	(13,459)	(232,158)	(121,209)
Transfers between subaccounts, net	1,634	344,290	(89,694)
Maintenance charges and mortality adjustments	(429)	(6,574)	(1,962)
Increase (decrease) in net assets from contract transactions	(8,039)	144,688	(200,216)
Total increase (decrease) in net assets	19,084	226,393	(49,133)
Net assets as of December 31, 2017	$145,951	$1,454,647	$1,125,962
Investment income (loss):
Dividend distributions	3,417	72,559	30,649
Investment Expenses:
Mortality and expense risk and administrative charges	(2,673)	(12,516)	(8,099)
Net investment income (loss)	744	60,043	22,550
Increase (decrease) in net assets from operations:
Capital gain distributions	48,908	-	-
Realized capital gain (loss) on investments	8,117	3,650	29,376
Change in unrealized appreciation (depreciation)	(158,839)	(55,197)	(141,041)
Net gain (loss) on investments	(101,814)	(51,547)	(111,665)
Net increase (decrease) in net assets from operations	(101,070)	8,496	(89,115)
Contract owner transactions:
Variable annuity deposits	562,564	686,330	3,602
Terminations, withdrawals and annuity payments	(14,756)	(91,397)	(94,142)
Transfers between subaccounts, net	(7,872)	(55,143)	(15,164)
Maintenance charges and mortality adjustments	(1,336)	(6,760)	(2,339)
Increase (decrease) in net assets from contract transactions	538,600	533,030	(108,043)
Total increase (decrease) in net assets	437,530	541,526	(197,158)
Net assets as of December 31, 2018	$583,481	$1,996,173	$928,804

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Invesco V.I. Comstock	Invesco V.I. Equity and Income	Invesco V.I. Global Real Estate
Net assets as of December 31, 2016	$622,884	$964,724	$726,825
Investment income (loss):
Dividend distributions	11,124	14,301	26,138
Investment Expenses:
Mortality and expense risk and administrative charges	(4,587)	(7,386)	(5,894)
Net investment income (loss)	6,537	6,915	20,244
Increase (decrease) in net assets from operations:
Capital gain distributions	24,371	17,862	13,266
Realized capital gain (loss) on investments	15,302	19,475	4,662
Change in unrealized appreciation (depreciation)	44,779	49,726	52,254
Net gain (loss) on investments	84,452	87,063	70,182
Net increase (decrease) in net assets from operations	90,989	93,978	90,426
Contract owner transactions:
Variable annuity deposits	15,651	169,240	90,072
Terminations, withdrawals and annuity payments	(110,252)	(186,136)	(112,450)
Transfers between subaccounts, net	(18,918)	(18,417)	39,391
Maintenance charges and mortality adjustments	(1,113)	(2,174)	(2,217)
Increase (decrease) in net assets from contract transactions	(114,632)	(37,487)	14,796
Total increase (decrease) in net assets	(23,643)	56,491	105,222
Net assets as of December 31, 2017	$599,241	$1,021,215	$832,047
Investment income (loss):
Dividend distributions	6,458	19,305	29,106
Investment Expenses:
Mortality and expense risk and administrative charges	(3,725)	(7,353)	(5,856)
Net investment income (loss)	2,733	11,952	23,250
Increase (decrease) in net assets from operations:
Capital gain distributions	44,418	42,892	9,102
Realized capital gain (loss) on investments	28,392	8,649	273
Change in unrealized appreciation (depreciation)	(125,392)	(162,451)	(90,021)
Net gain (loss) on investments	(52,582)	(110,910)	(80,646)
Net increase (decrease) in net assets from operations	(49,849)	(98,958)	(57,396)
Contract owner transactions:
Variable annuity deposits	2,375	19,120	35,048
Terminations, withdrawals and annuity payments	(95,391)	(93,117)	(86,206)
Transfers between subaccounts, net	(140,890)	8,123	(14,315)
Maintenance charges and mortality adjustments	(1,507)	(2,473)	(2,345)
Increase (decrease) in net assets from contract transactions	(235,413)	(68,347)	(67,818)
Total increase (decrease) in net assets	(285,262)	(167,305)	(125,214)
Net assets as of December 31, 2018	$313,979	$853,910	$706,833

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted
	Invesco V.I. Government Money Market	Invesco V.I. Government Securities	Invesco V.I. Health Care_(b)
Net assets as of December 31, 2016	$1,077,030	$1,611,758	$220,474
Investment income (loss):
Dividend distributions	3,345	24,524	905
Investment Expenses:
Mortality and expense risk and administrative charges	(7,932)	(10,918)	(1,957)
Net investment income (loss)	(4,587)	13,606	(1,052)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	12,566
Realized capital gain (loss) on investments	-	(12,346)	(2,313)
Change in unrealized appreciation (depreciation)	-	14,464	23,379
Net gain (loss) on investments	-	2,118	33,632
Net increase (decrease) in net assets from operations	(4,587)	15,724	32,580
Contract owner transactions:
Variable annuity deposits	39,291	41,437	4,269
Terminations, withdrawals and annuity payments	(113,132)	(460,234)	(4,764)
Transfers between subaccounts, net	146,410	33,796	(6,143)
Maintenance charges and mortality adjustments	(3,592)	(1,727)	(743)
Increase (decrease) in net assets from contract transactions	68,977	(386,728)	(7,381)
Total increase (decrease) in net assets	64,390	(371,004)	25,199
Net assets as of December 31, 2017	$1,141,420	$1,240,754	$245,673
Investment income (loss):
Dividend distributions	10,903	22,125	-
Investment Expenses:
Mortality and expense risk and administrative charges	(6,815)	(8,793)	(2,335)
Net investment income (loss)	4,088	13,332	(2,335)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	38,424
Realized capital gain (loss) on investments	-	(11,516)	(3,339)
Change in unrealized appreciation (depreciation)	-	(10,012)	(34,582)
Net gain (loss) on investments	-	(21,528)	503
Net increase (decrease) in net assets from operations	4,088	(8,196)	(1,832)
Contract owner transactions:
Variable annuity deposits	170,556	10,825	8,277
Terminations, withdrawals and annuity payments	(78,863)	(186,997)	(2,638)
Transfers between subaccounts, net	(314,194)	12,154	36,784
Maintenance charges and mortality adjustments	(3,209)	(1,841)	(820)
Increase (decrease) in net assets from contract transactions	(225,710)	(165,859)	41,603
Total increase (decrease) in net assets	(221,622)	(174,055)	39,771
Net assets as of December 31, 2018	$919,798	$1,066,699	$285,444

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Invesco V.I. International Growth	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth
Net assets as of December 31, 2016	$1,034,845	$46,572	$229,921
Investment income (loss):
Dividend distributions	13,671	189	-
Investment Expenses:
Mortality and expense risk and administrative charges	(8,718)	(448)	(1,969)
Net investment income (loss)	4,953	(259)	(1,969)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,245	16,525
Realized capital gain (loss) on investments	39,265	593	2,827
Change in unrealized appreciation (depreciation)	170,561	5,155	32,371
Net gain (loss) on investments	209,826	6,993	51,723
Net increase (decrease) in net assets from operations	214,779	6,734	49,754
Contract owner transactions:
Variable annuity deposits	9,030	13,594	22,385
Terminations, withdrawals and annuity payments	(196,886)	(6,707)	(10,754)
Transfers between subaccounts, net	57,158	27,586	(14,515)
Maintenance charges and mortality adjustments	(3,057)	(177)	(546)
Increase (decrease) in net assets from contract transactions	(133,755)	34,296	(3,430)
Total increase (decrease) in net assets	81,024	41,030	46,324
Net assets as of December 31, 2017	$1,115,869	$87,602	$276,245
Investment income (loss):
Dividend distributions	12,704	133	-
Investment Expenses:
Mortality and expense risk and administrative charges	(6,374)	(796)	(2,054)
Net investment income (loss)	6,330	(663)	(2,054)
Increase (decrease) in net assets from operations:
Capital gain distributions	4,983	17,054	30,379
Realized capital gain (loss) on investments	70,016	(178)	3,285
Change in unrealized appreciation (depreciation)	(201,338)	(30,868)	(48,212)
Net gain (loss) on investments	(126,339)	(13,992)	(14,548)
Net increase (decrease) in net assets from operations	(120,009)	(14,655)	(16,602)
Contract owner transactions:
Variable annuity deposits	13,478	17,057	6,103
Terminations, withdrawals and annuity payments	(140,013)	(4,245)	(15,357)
Transfers between subaccounts, net	(295,584)	18,385	2,050
Maintenance charges and mortality adjustments	(2,601)	(195)	(555)
Increase (decrease) in net assets from contract transactions	(424,720)	31,002	(7,759)
Total increase (decrease) in net assets	(544,729)	16,347	(24,361)
Net assets as of December 31, 2018	$571,140	$103,949	$251,884

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Invesco V.I. Value Opportunities	Ivy VIP Asset Strategy	Janus Henderson VIT Enterprise
Net assets as of December 31, 2016	$15,778	$56,434	$580,598
Investment income (loss):
Dividend distributions	2	1,197	1,090
Investment Expenses:
Mortality and expense risk and administrative charges	(121)	(513)	(5,651)
Net investment income (loss)	(119)	684	(4,561)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	49,819
Realized capital gain (loss) on investments	(535)	(980)	17,425
Change in unrealized appreciation (depreciation)	2,758	11,149	107,900
Net gain (loss) on investments	2,223	10,169	175,144
Net increase (decrease) in net assets from operations	2,104	10,853	170,583
Contract owner transactions:
Variable annuity deposits	90	32,831	87,111
Terminations, withdrawals and annuity payments	(12,364)	(2,101)	(106,756)
Transfers between subaccounts, net	257	(17,444)	71,309
Maintenance charges and mortality adjustments	(138)	(366)	(2,530)
Increase (decrease) in net assets from contract transactions	(12,155)	12,920	49,134
Total increase (decrease) in net assets	(10,051)	23,773	219,717
Net assets as of December 31, 2017	$5,727	$80,207	$800,315
Investment income (loss):
Dividend distributions	-	1,539	1,016
Investment Expenses:
Mortality and expense risk and administrative charges	(63)	(621)	(7,374)
Net investment income (loss)	(63)	918	(6,358)
Increase (decrease) in net assets from operations:
Capital gain distributions	566	3,369	45,678
Realized capital gain (loss) on investments	(508)	112	36,303
Change in unrealized appreciation (depreciation)	(1,637)	(9,411)	(123,890)
Net gain (loss) on investments	(1,579)	(5,930)	(41,909)
Net increase (decrease) in net assets from operations	(1,642)	(5,012)	(48,267)
Contract owner transactions:
Variable annuity deposits	5	3,156	616,811
Terminations, withdrawals and annuity payments	(507)	(2,416)	(66,951)
Transfers between subaccounts, net	935	475	(147,527)
Maintenance charges and mortality adjustments	(27)	(398)	(3,571)
Increase (decrease) in net assets from contract transactions	406	817	398,762
Total increase (decrease) in net assets	(1,236)	(4,195)	350,495
Net assets as of December 31, 2018	$4,491	$76,012	$1,150,810

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Janus Henderson VIT Research	JPMorgan Insurance Trust Core Bond Portfolio	Lord Abbett Series Bond-Debenture VC
Net assets as of December 31, 2016	$296,757	$506,436	$375,230
Investment income (loss):
Dividend distributions	999	8,311	13,806
Investment Expenses:
Mortality and expense risk and administrative charges	(2,949)	(2,036)	(2,771)
Net investment income (loss)	(1,950)	6,275	11,035
Increase (decrease) in net assets from operations:
Capital gain distributions	3,930	-	3,253
Realized capital gain (loss) on investments	2,126	(7,308)	6,366
Change in unrealized appreciation (depreciation)	82,430	8,281	9,418
Net gain (loss) on investments	88,486	973	19,037
Net increase (decrease) in net assets from operations	86,536	7,248	30,072
Contract owner transactions:
Variable annuity deposits	72,625	15,018	37,266
Terminations, withdrawals and annuity payments	(8,861)	(197,982)	(31,221)
Transfers between subaccounts, net	(11,326)	(149,230)	(70,990)
Maintenance charges and mortality adjustments	(1,174)	(2,205)	(2,326)
Increase (decrease) in net assets from contract transactions	51,264	(334,399)	(67,271)
Total increase (decrease) in net assets	137,800	(327,151)	(37,199)
Net assets as of December 31, 2017	$434,557	$179,285	$338,031
Investment income (loss):
Dividend distributions	1,973	4,204	14,844
Investment Expenses:
Mortality and expense risk and administrative charges	(3,893)	(1,529)	(2,597)
Net investment income (loss)	(1,920)	2,675	12,247
Increase (decrease) in net assets from operations:
Capital gain distributions	27,180	309	7,619
Realized capital gain (loss) on investments	7,972	(5,041)	(227)
Change in unrealized appreciation (depreciation)	(52,307)	(717)	(35,978)
Net gain (loss) on investments	(17,155)	(5,449)	(28,586)
Net increase (decrease) in net assets from operations	(19,075)	(2,774)	(16,339)
Contract owner transactions:
Variable annuity deposits	82,478	3,010	17,406
Terminations, withdrawals and annuity payments	(44,976)	(8,509)	(8,245)
Transfers between subaccounts, net	61,086	(5,616)	(1,417)
Maintenance charges and mortality adjustments	(1,495)	(610)	(2,137)
Increase (decrease) in net assets from contract transactions	97,093	(11,725)	5,607
Total increase (decrease) in net assets	78,018	(14,499)	(10,732)
Net assets as of December 31, 2018	$512,575	$164,786	$327,299

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Lord Abbett Series Developing Growth VC	MFS VIT II Research International	MFS VIT Total Return
Net assets as of December 31, 2016	$40,951	$356,609	$2,068,519
Investment income (loss):
Dividend distributions	-	6,888	40,212
Investment Expenses:
Mortality and expense risk and administrative charges	(324)	(3,466)	(14,286)
Net investment income (loss)	(324)	3,422	25,926
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	51,618
Realized capital gain (loss) on investments	353	11,556	47,020
Change in unrealized appreciation (depreciation)	11,203	88,409	78,210
Net gain (loss) on investments	11,556	99,965	176,848
Net increase (decrease) in net assets from operations	11,232	103,387	202,774
Contract owner transactions:
Variable annuity deposits	250	55,616	19,852
Terminations, withdrawals and annuity payments	(3,682)	(87,524)	(352,973)
Transfers between subaccounts, net	(27)	41,924	(66,416)
Maintenance charges and mortality adjustments	(11)	(1,404)	(3,023)
Increase (decrease) in net assets from contract transactions	(3,470)	8,612	(402,560)
Total increase (decrease) in net assets	7,762	111,999	(199,786)
Net assets as of December 31, 2017	$48,713	$468,608	$1,868,733
Investment income (loss):
Dividend distributions	-	3,841	31,928
Investment Expenses:
Mortality and expense risk and administrative charges	(427)	(2,541)	(12,548)
Net investment income (loss)	(427)	1,300	19,380
Increase (decrease) in net assets from operations:
Capital gain distributions	7,500	8,120	73,519
Realized capital gain (loss) on investments	341	18,875	41,429
Change in unrealized appreciation (depreciation)	(5,397)	(74,921)	(235,671)
Net gain (loss) on investments	2,444	(47,926)	(120,723)
Net increase (decrease) in net assets from operations	2,017	(46,626)	(101,343)
Contract owner transactions:
Variable annuity deposits	260	7,097	15,458
Terminations, withdrawals and annuity payments	-	(117,010)	(424,045)
Transfers between subaccounts, net	(732)	(39,852)	6,854
Maintenance charges and mortality adjustments	(12)	(1,403)	(3,870)
Increase (decrease) in net assets from contract transactions	(484)	(151,168)	(405,603)
Total increase (decrease) in net assets	1,533	(197,794)	(506,946)
Net assets as of December 31, 2018	$50,246	$270,814	$1,361,787

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	MFS VIT Utilities	Morgan Stanley VIF Emerging Markets Equity	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Net assets as of December 31, 2016	$539,929	$326,150	$55,958
Investment income (loss):
Dividend distributions	20,263	3,177	1,206
Investment Expenses:
Mortality and expense risk and administrative charges	(4,358)	(3,247)	(586)
Net investment income (loss)	15,905	(70)	620
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	5,929
Realized capital gain (loss) on investments	10,079	6,614	48
Change in unrealized appreciation (depreciation)	43,733	112,289	6,974
Net gain (loss) on investments	53,812	118,903	12,951
Net increase (decrease) in net assets from operations	69,717	118,833	13,571
Contract owner transactions:
Variable annuity deposits	16,288	58,940	53,780
Terminations, withdrawals and annuity payments	(174,401)	(12,808)	-
Transfers between subaccounts, net	4,248	(2,499)	9,642
Maintenance charges and mortality adjustments	(1,180)	(571)	(58)
Increase (decrease) in net assets from contract transactions	(155,045)	43,062	63,364
Total increase (decrease) in net assets	(85,328)	161,895	76,935
Net assets as of December 31, 2017	$454,601	$488,045	$132,893
Investment income (loss):
Dividend distributions	3,870	2,131	2,315
Investment Expenses:
Mortality and expense risk and administrative charges	(3,620)	(3,848)	(1,238)
Net investment income (loss)	250	(1,717)	1,077
Increase (decrease) in net assets from operations:
Capital gain distributions	1,769	-	13,643
Realized capital gain (loss) on investments	5,627	6,102	29
Change in unrealized appreciation (depreciation)	(9,871)	(105,609)	(32,539)
Net gain (loss) on investments	(2,475)	(99,507)	(18,867)
Net increase (decrease) in net assets from operations	(2,225)	(101,224)	(17,790)
Contract owner transactions:
Variable annuity deposits	90,775	37,413	39,446
Terminations, withdrawals and annuity payments	(70,943)	(43,104)	-
Transfers between subaccounts, net	4,839	86,880	182
Maintenance charges and mortality adjustments	(1,734)	(672)	(326)
Increase (decrease) in net assets from contract transactions	22,937	80,517	39,302
Total increase (decrease) in net assets	20,712	(20,707)	21,512
Net assets as of December 31, 2018	$475,313	$467,338	$154,405

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio
Net assets as of December 31, 2016	$219,705	$-	$26,541
Investment income (loss):
Dividend distributions	4,307	-	1,282
Investment Expenses:
Mortality and expense risk and administrative charges	(1,822)	-	(398)
Net investment income (loss)	2,485	-	884
Increase (decrease) in net assets from operations:
Capital gain distributions	16,259	-	4,999
Realized capital gain (loss) on investments	12	-	144
Change in unrealized appreciation (depreciation)	9,802	9	2,224
Net gain (loss) on investments	26,073	9	7,367
Net increase (decrease) in net assets from operations	28,558	9	8,251
Contract owner transactions:
Variable annuity deposits	53,084	9,951	121,417
Terminations, withdrawals and annuity payments	-	-	-
Transfers between subaccounts, net	-	-	(7,539)
Maintenance charges and mortality adjustments	(70)	(2)	(115)
Increase (decrease) in net assets from contract transactions	53,014	9,949	113,763
Total increase (decrease) in net assets	81,572	9,958	122,014
Net assets as of December 31, 2017	$301,277	$9,958	$148,555
Investment income (loss):
Dividend distributions	6,283	890	6,152
Investment Expenses:
Mortality and expense risk and administrative charges	(2,449)	(267)	(2,055)
Net investment income (loss)	3,834	623	4,097
Increase (decrease) in net assets from operations:
Capital gain distributions	28,266	594	34,719
Realized capital gain (loss) on investments	(54)	(15)	(110)
Change in unrealized appreciation (depreciation)	(55,351)	(2,191)	(71,732)
Net gain (loss) on investments	(27,139)	(1,612)	(37,123)
Net increase (decrease) in net assets from operations	(23,305)	(989)	(33,026)
Contract owner transactions:
Variable annuity deposits	33,496	650	272,738
Terminations, withdrawals and annuity payments	-	(688)	-
Transfers between subaccounts, net	-	31,779	2,296
Maintenance charges and mortality adjustments	(301)	(174)	(392)
Increase (decrease) in net assets from contract transactions	33,195	31,567	274,642
Total increase (decrease) in net assets	9,890	30,578	241,616
Net assets as of December 31, 2018	$311,167	$40,536	$390,171

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Morningstar Income and Growth ETF Asset Allocation Portfolio	Neuberger Berman AMT Sustainable Equity_(b)	Oppenheimer Global Fund/VA
Net assets as of December 31, 2016	$45,237	$923,653	$185,646
Investment income (loss):
Dividend distributions	849	3,346	1,724
Investment Expenses:
Mortality and expense risk and administrative charges	(372)	(7,395)	(1,833)
Net investment income (loss)	477	(4,049)	(109)
Increase (decrease) in net assets from operations:
Capital gain distributions	2,249	35,950	-
Realized capital gain (loss) on investments	(13)	17,319	1,013
Change in unrealized appreciation (depreciation)	1,736	106,797	69,464
Net gain (loss) on investments	3,972	160,066	70,477
Net increase (decrease) in net assets from operations	4,449	156,017	70,368
Contract owner transactions:
Variable annuity deposits	48,622	35,306	74,082
Terminations, withdrawals and annuity payments	-	(51,762)	(10,760)
Transfers between subaccounts, net	-	(11,808)	39,330
Maintenance charges and mortality adjustments	(16)	(4,187)	(2,129)
Increase (decrease) in net assets from contract transactions	48,606	(32,451)	100,523
Total increase (decrease) in net assets	53,055	123,566	170,891
Net assets as of December 31, 2017	$98,292	$1,047,219	$356,537
Investment income (loss):
Dividend distributions	2,840	1,543	2,832
Investment Expenses:
Mortality and expense risk and administrative charges	(989)	(6,371)	(3,109)
Net investment income (loss)	1,851	(4,828)	(277)
Increase (decrease) in net assets from operations:
Capital gain distributions	5,207	40,170	26,410
Realized capital gain (loss) on investments	(33)	83,805	5,976
Change in unrealized appreciation (depreciation)	(13,828)	(159,716)	(103,493)
Net gain (loss) on investments	(8,654)	(35,741)	(71,107)
Net increase (decrease) in net assets from operations	(6,803)	(40,569)	(71,384)
Contract owner transactions:
Variable annuity deposits	88,753	1,964	223,027
Terminations, withdrawals and annuity payments	-	(17,830)	(4,652)
Transfers between subaccounts, net	-	(321,542)	(27,171)
Maintenance charges and mortality adjustments	(211)	(3,581)	(2,570)
Increase (decrease) in net assets from contract transactions	88,542	(340,989)	188,634
Total increase (decrease) in net assets	81,739	(381,558)	117,250
Net assets as of December 31, 2018	$180,031	$665,661	$473,787

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Total Return Bond Fund/VA	PIMCO VIT All Asset
Net assets as of December 31, 2016	$256,074	$397,469	$154,207
Investment income (loss):
Dividend distributions	1,323	6,228	7,350
Investment Expenses:
Mortality and expense risk and administrative charges	(1,850)	(2,336)	(1,431)
Net investment income (loss)	(527)	3,892	5,919
Increase (decrease) in net assets from operations:
Capital gain distributions	11,032	-	-
Realized capital gain (loss) on investments	3,347	(3,921)	(54)
Change in unrealized appreciation (depreciation)	13,457	10,516	12,648
Net gain (loss) on investments	27,836	6,595	12,594
Net increase (decrease) in net assets from operations	27,309	10,487	18,513
Contract owner transactions:
Variable annuity deposits	21,933	349	2,729
Terminations, withdrawals and annuity payments	(34,380)	(95,703)	(13,270)
Transfers between subaccounts, net	(23,043)	(40,844)	17
Maintenance charges and mortality adjustments	(563)	(536)	(825)
Increase (decrease) in net assets from contract transactions	(36,053)	(136,734)	(11,349)
Total increase (decrease) in net assets	(8,744)	(126,247)	7,164
Net assets as of December 31, 2017	$247,330	$271,222	$161,371
Investment income (loss):
Dividend distributions	162	8,183	4,808
Investment Expenses:
Mortality and expense risk and administrative charges	(2,249)	(1,901)	(1,374)
Net investment income (loss)	(2,087)	6,282	3,434
Increase (decrease) in net assets from operations:
Capital gain distributions	35,349	-	-
Realized capital gain (loss) on investments	(2,143)	(4,533)	44
Change in unrealized appreciation (depreciation)	(61,523)	(7,768)	(13,046)
Net gain (loss) on investments	(28,317)	(12,301)	(13,002)
Net increase (decrease) in net assets from operations	(30,404)	(6,019)	(9,568)
Contract owner transactions:
Variable annuity deposits	43,915	5,783	4,735
Terminations, withdrawals and annuity payments	(22,077)	(69,631)	(21,439)
Transfers between subaccounts, net	(14,950)	3,999	5,918
Maintenance charges and mortality adjustments	(696)	(515)	(942)
Increase (decrease) in net assets from contract transactions	6,192	(60,364)	(11,728)
Total increase (decrease) in net assets	(24,212)	(66,383)	(21,296)
Net assets as of December 31, 2018	$223,118	$204,839	$140,075

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	PIMCO VIT CommodityRealReturn Strategy	PIMCO VIT Emerging Markets Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)_(b)
Net assets as of December 31, 2016	$297,717	$100,001	$675,065
Investment income (loss):
Dividend distributions	24,867	5,137	30,728
Investment Expenses:
Mortality and expense risk and administrative charges	(1,808)	(986)	(5,040)
Net investment income (loss)	23,059	4,151	25,688
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(27,778)	2,160	5,380
Change in unrealized appreciation (depreciation)	5,124	2,462	(18,046)
Net gain (loss) on investments	(22,654)	4,622	(12,666)
Net increase (decrease) in net assets from operations	405	8,773	13,022
Contract owner transactions:
Variable annuity deposits	31,494	14	9,102
Terminations, withdrawals and annuity payments	(50,010)	(22,613)	(86,013)
Transfers between subaccounts, net	(45,978)	(19,037)	37,733
Maintenance charges and mortality adjustments	(808)	(401)	(4,488)
Increase (decrease) in net assets from contract transactions	(65,302)	(42,037)	(43,666)
Total increase (decrease) in net assets	(64,897)	(33,264)	(30,644)
Net assets as of December 31, 2017	$232,820	$66,737	$644,421
Investment income (loss):
Dividend distributions	4,219	3,646	8,340
Investment Expenses:
Mortality and expense risk and administrative charges	(1,707)	(765)	(4,943)
Net investment income (loss)	2,512	2,881	3,397
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	2,039
Realized capital gain (loss) on investments	(14,056)	(1,785)	2,313
Change in unrealized appreciation (depreciation)	(18,276)	(6,321)	612
Net gain (loss) on investments	(32,332)	(8,106)	4,964
Net increase (decrease) in net assets from operations	(29,820)	(5,225)	8,361
Contract owner transactions:
Variable annuity deposits	3,726	12,784	6,995
Terminations, withdrawals and annuity payments	(20,693)	(16,465)	(84,083)
Transfers between subaccounts, net	(14,443)	26,062	59,129
Maintenance charges and mortality adjustments	(597)	(372)	(4,501)
Increase (decrease) in net assets from contract transactions	(32,007)	22,009	(22,460)
Total increase (decrease) in net assets	(61,827)	16,784	(14,099)
Net assets as of December 31, 2018	$170,993	$83,521	$630,322

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	PIMCO VIT Low Duration	PIMCO VIT Real Return	PIMCO VIT Total Return
Net assets as of December 31, 2016	$678,424	$1,700,812	$243,620
Investment income (loss):
Dividend distributions	9,100	36,175	4,563
Investment Expenses:
Mortality and expense risk and administrative charges	(5,207)	(11,781)	(1,777)
Net investment income (loss)	3,893	24,394	2,786
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(2,173)	(22,595)	54
Change in unrealized appreciation (depreciation)	2,149	41,846	6,656
Net gain (loss) on investments	(24)	19,251	6,710
Net increase (decrease) in net assets from operations	3,869	43,645	9,496
Contract owner transactions:
Variable annuity deposits	26,253	61,018	14,094
Terminations, withdrawals and annuity payments	(111,174)	(314,946)	(27,380)
Transfers between subaccounts, net	70,152	(84,689)	(12,721)
Maintenance charges and mortality adjustments	(4,821)	(4,279)	(889)
Increase (decrease) in net assets from contract transactions	(19,590)	(342,896)	(26,896)
Total increase (decrease) in net assets	(15,721)	(299,251)	(17,400)
Net assets as of December 31, 2017	$662,703	$1,401,561	$226,220
Investment income (loss):
Dividend distributions	11,231	36,456	5,201
Investment Expenses:
Mortality and expense risk and administrative charges	(4,586)	(11,232)	(1,638)
Net investment income (loss)	6,645	25,224	3,563
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	2,200
Realized capital gain (loss) on investments	(3,904)	(16,211)	(2,817)
Change in unrealized appreciation (depreciation)	(5,836)	(50,836)	(6,919)
Net gain (loss) on investments	(9,740)	(67,047)	(7,536)
Net increase (decrease) in net assets from operations	(3,095)	(41,823)	(3,973)
Contract owner transactions:
Variable annuity deposits	1,336	18,425	51,000
Terminations, withdrawals and annuity payments	(66,946)	(98,489)	(85,061)
Transfers between subaccounts, net	(43,265)	164,706	(3,963)
Maintenance charges and mortality adjustments	(4,132)	(4,602)	(826)
Increase (decrease) in net assets from contract transactions	(113,007)	80,040	(38,850)
Total increase (decrease) in net assets	(116,102)	38,217	(42,823)
Net assets as of December 31, 2018	$546,601	$1,439,778	$183,397

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Putnam VT Small Cap Value	Royce Micro-Cap	T. Rowe Price Health Sciences
Net assets as of December 31, 2016	$8,401	$210,236	$195,210
Investment income (loss):
Dividend distributions	59	1,264	-
Investment Expenses:
Mortality and expense risk and administrative charges	(101)	(1,571)	(2,048)
Net investment income (loss)	(42)	(307)	(2,048)
Increase (decrease) in net assets from operations:
Capital gain distributions	335	19,797	13,244
Realized capital gain (loss) on investments	14	2,593	964
Change in unrealized appreciation (depreciation)	695	(13,175)	46,982
Net gain (loss) on investments	1,044	9,215	61,190
Net increase (decrease) in net assets from operations	1,002	8,908	59,142
Contract owner transactions:
Variable annuity deposits	10,169	1,768	69,234
Terminations, withdrawals and annuity payments	-	(30,946)	(4,576)
Transfers between subaccounts, net	(14)	2,174	5,761
Maintenance charges and mortality adjustments	(6)	(223)	(649)
Increase (decrease) in net assets from contract transactions	10,149	(27,227)	69,770
Total increase (decrease) in net assets	11,151	(18,319)	128,912
Net assets as of December 31, 2017	$19,552	$191,917	$324,122
Investment income (loss):
Dividend distributions	76	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(146)	(1,476)	(4,232)
Net investment income (loss)	(70)	(1,476)	(4,232)
Increase (decrease) in net assets from operations:
Capital gain distributions	5,809	7,853	48,835
Realized capital gain (loss) on investments	(26)	161	2,270
Change in unrealized appreciation (depreciation)	(9,752)	(22,162)	(90,304)
Net gain (loss) on investments	(3,969)	(14,148)	(39,199)
Net increase (decrease) in net assets from operations	(4,039)	(15,624)	(43,431)
Contract owner transactions:
Variable annuity deposits	162	1,794	578,433
Terminations, withdrawals and annuity payments	-	(9,056)	(27,665)
Transfers between subaccounts, net	(8)	(17,387)	21,945
Maintenance charges and mortality adjustments	(5)	(189)	(1,748)
Increase (decrease) in net assets from contract transactions	149	(24,838)	570,965
Total increase (decrease) in net assets	(3,890)	(40,462)	527,534
Net assets as of December 31, 2018	$15,662	$151,455	$851,656

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2018 and 2017, Except as Noted

	Templeton Developing Markets VIP Fund	Templeton Global Bond VIP Fund	Western Asset Variable Global High Yield Bond
Net assets as of December 31, 2016	$113,876	$1,117,166	$72,009
Investment income (loss):
Dividend distributions	1,755	-	4,366
Investment Expenses:
Mortality and expense risk and administrative charges	(1,200)	(8,589)	(984)
Net investment income (loss)	555	(8,589)	3,382
Increase (decrease) in net assets from operations:
Capital gain distributions	-	3,735	-
Realized capital gain (loss) on investments	10,482	2,995	1,341
Change in unrealized appreciation (depreciation)	39,773	13,706	460
Net gain (loss) on investments	50,255	20,436	1,801
Net increase (decrease) in net assets from operations	50,810	11,847	5,183
Contract owner transactions:
Variable annuity deposits	10,018	55,202	916
Terminations, withdrawals and annuity payments	(1,957)	(83,701)	(5,192)
Transfers between subaccounts, net	20,619	45,864	16,666
Maintenance charges and mortality adjustments	(560)	(9,392)	(286)
Increase (decrease) in net assets from contract transactions	28,120	7,973	12,104
Total increase (decrease) in net assets	78,930	19,820	17,287
Net assets as of December 31, 2017	$192,806	$1,136,986	$89,296
Investment income (loss):
Dividend distributions	1,536	-	2,901
Investment Expenses:
Mortality and expense risk and administrative charges	(1,343)	(8,691)	(751)
Net investment income (loss)	193	(8,691)	2,150
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	14,423	3,364	(470)
Change in unrealized appreciation (depreciation)	(46,105)	18,774	(5,222)
Net gain (loss) on investments	(31,682)	22,138	(5,692)
Net increase (decrease) in net assets from operations	(31,489)	13,447	(3,542)
Contract owner transactions:
Variable annuity deposits	27,743	137,930	929
Terminations, withdrawals and annuity payments	(8,016)	(67,506)	(2,841)
Transfers between subaccounts, net	(27,483)	(19,696)	(26,067)
Maintenance charges and mortality adjustments	(716)	(7,521)	(212)
Increase (decrease) in net assets from contract transactions	(8,472)	43,207	(28,191)
Total increase (decrease) in net assets	(39,961)	56,654	(31,733)
Net assets as of December 31, 2018	$152,845	$1,193,640	$57,563

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B
Notes to Financial Statements
December 31, 2018

1. Organization and Significant Accounting Policies
Variable Annuity Account B (the Account) is a deferred variable annuity contract offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for SecureDesigns and AdvanceDesigns are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:
Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	-
AB VPS Small/Mid Cap Value	B	AllianceBernstein LP	-
American Century VP Mid Cap Value	II	American Century Investment Management, Inc.	-
American Century VP Ultra	II	American Century Investment Management, Inc.	-
American Century VP Value	II	American Century Investment Management, Inc.	-
American Funds IS Asset Allocation	Class 4	Capital Research and Management Company	-
American Funds IS Global Bond	Class 4	Capital Research and Management Company	-
American Funds IS Global Growth	Class 4	Capital Research and Management Company	-
American Funds IS Growth-Income	Class 4	Capital Research and Management Company	-
American Funds IS International	Class 4	Capital Research and Management Company	-
American Funds IS New World	Class 4	Capital Research and Management Company	-
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	-
ClearBridge Variable Aggressive Growth	II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Dreyfus IP MidCap Stock	Service	The Dreyfus Corporation	Mellon Capital Management Corporation
Dreyfus IP Small Cap Stock Index	Service	The Dreyfus Corporation	-
Dreyfus IP Technology Growth	Service	The Dreyfus Corporation	-
Dreyfus VIF Appreciation	Service	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus VIF International Value	Service	The Dreyfus Corporation	Boston Company Asset Mgmt LLC
Fidelity VIP Equity-Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Growth & Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)

Variable Annuity Account B
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Fidelity VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP High Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc. (FMRC)
Fidelity VIP Overseas	Service Class 2	Fidelity Management & Research Co.
FMR Investment Management (U.K.) Ltd
Fidelity Management & Research (Japan) Ltd
FIL Investments (Japan) Ltd
FIL Investment Advisors (FIA)
FIL Investment Advisors (UK) Ltd
Fidelity Management & Research (HK) Ltd
FMR Co., Inc. (FMRC)

Franklin Founding Funds Allocation VIP Fund	Class 4	Franklin Templeton Services, LLC	-
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Small Cap Value VIP Fund	Class 2	Franklin Advisory Services, LLC	-
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Guggenheim VIF All Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Alpha Opportunity	-	Guggenheim Investments	-
Guggenheim VIF Floating Rate Strategies	-	Guggenheim Investments	-
Guggenheim VIF Global Managed Futures Strategy	-	Guggenheim Investments	-
Guggenheim VIF High Yield	-	Guggenheim Investments	-
Guggenheim VIF Large Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Long Short Equity	-	Guggenheim Investments	-
Guggenheim VIF Managed Asset Allocation	-	Guggenheim Investments	-
Guggenheim VIF Mid Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Multi-Hedge Strategies	-	Guggenheim Investments	-
Guggenheim VIF Small Cap Value	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Large Core	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Large Growth	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Mid Growth	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Small Growth	-	Guggenheim Investments	-
Guggenheim VIF Total Return Bond	-	Guggenheim Investments	-

Variable Annuity Account B
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Guggenheim VIF World Equity Income	-	Guggenheim Investments	-
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc.	Invesco Asset Management Ltd.
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc.	-
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Value Opportunities	Series II	Invesco Advisers, Inc.	-
Ivy VIP Asset Strategy	-	Ivy Investment Management Co	-
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	-
Janus Henderson VIT Research	Service	Janus Capital Management LLC	-
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co. LLC	-
MFS VIT II Research International	Service	Massachusetts Financial Services Company	-
MFS VIT Total Return	Service	Massachusetts Financial Services Company	-
MFS VIT Utilities	Service	Massachusetts Financial Services Company	-
Morgan Stanley VIF Emerging Markets Equity	II	Morgan Stanley Investment Management Inc	Morgan Stanley Investment Management Co.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	-
Oppenheimer Global Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Main Street Small Cap Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Total Return Bond Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company LLC	-

Variable Annuity Account B
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

PIMCO VIT International Bond Portfolio (U.S. Dollar‑Hedged)	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company LLC	-
Putnam VT Small Cap Value	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Royce Micro-Cap	Investment	Royce & Associates, LP	-
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc.	-
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd. (SG)	-
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc.	-
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd; Western Asset Management Company; Western Asset Management Company Limited

Ninety subaccounts are currently offered by the Account, all of which had activity.

Certain underlying mutual funds are managed by Security Investors, LLC, doing business as Guggenheim Investments, or Guggenheim Partners Investment Management, LLC, related parties to Security Benefit Corporation.  Such funds pay annual investment advisory fees directly to Security Investors, LLC and Guggenheim Partners Investment Management, LLC. of up to 1.17% of average net assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

Variable Annuity Account B
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

All subaccounts reported a full twelve month period except for the following as indicated:
Inception Date	Subaccount

April 29, 2016	Invesco V.I. Government Money Market
May 1, 2014	AB VPS Dynamic Asset Allocation
May 1, 2014	AB VPS Small/Mid Cap Value
May 1, 2014	American Funds IS Asset Allocation
May 1, 2014	American Funds IS Global Bond
May 1, 2014	American Funds IS Global Growth
May 1, 2014	American Funds IS Growth-Income
May 1, 2014	American Funds IS International
May 1, 2014	American Funds IS New World
May 1, 2014	BlackRock Equity Dividend V.I.
May 1, 2014	BlackRock Global Allocation V.I.
May 1, 2014	BlackRock High Yield V.I.
May 1, 2014	Dreyfus IP MidCap Stock
May 1, 2014	Dreyfus IP Small Cap Stock Index
May 1, 2014	Dreyfus VIF Appreciation
May 1, 2014	Fidelity VIP Equity-Income
May 1, 2014	Fidelity VIP Growth & Income
May 1, 2014	Fidelity VIP Growth Opportunities
May 1, 2014	Fidelity VIP High Income
May 1, 2014	Fidelity VIP Overseas
May 1, 2014	Franklin Strategic Income VIP Fund
May 1, 2014	Guggenheim VIF Floating Rate Strategies
May 1, 2014	Ivy VIP Asset Strategy
May 1, 2014	JPMorgan Insurance Trust Core Bond Portfolio
May 1, 2014	Lord Abbett Series Bond-Debenture VC
May 1, 2014	Lord Abbett Series Developing Growth VC
May 1, 2014	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
May 1, 2014	Morningstar Balanced ETF Asset Allocation Portfolio
May 1, 2014	Morningstar Conservative ETF Asset Allocation Portfolio
May 1, 2014	Morningstar Growth ETF Asset Allocation Portfolio
May 1, 2014	Morningstar Income and Growth ETF Asset Allocation Portfolio
May 1, 2014	Oppenheimer Global Fund/VA
May 1, 2014	PIMCO VIT Total Return
May 1, 2014	Putnam VT Small Cap Value
May 1, 2014	T. Rowe Price Health Sciences
May 1, 2014	Templeton Developing Markets VIP Fund
May 1, 2014	Templeton Global Bond VIP Fund

Variable Annuity Account B
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

During the current year the following subaccount name changes were made effective:

Date	New Name	Old Name

April 30, 2018	Invesco V.I. Health Care	Invesco V.I. Global Health Care
May 1, 2018	Neuberger Berman AMT Sustainable Equity	Neuberger Berman AMT Socially Responsive
July 30, 2018	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

The following subaccount is closed to new investments:

Subaccount

Guggenheim VIF Alpha Opportunity

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund).  Investment transactions are accounted for on the trade date.  Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.  The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2018, were as follows:
Subaccount	Cost of Purchases	Proceeds from Sales

AB VPS Dynamic Asset Allocation	$21,387	$2,703
AB VPS Small/Mid Cap Value	64,393	49,915
American Century VP Mid Cap Value	58,405	24,315
American Century VP Ultra	1,058,908	137,045
American Century VP Value	296,891	463,258
American Funds IS Asset Allocation	871,686	105,883
American Funds IS Global Bond	18,808	10,537
American Funds IS Global Growth	370,664	119,885
American Funds IS Growth-Income	287,212	90,414
American Funds IS International	151,070	114,140
American Funds IS New World	29,959	27,397
BlackRock Equity Dividend V.I.	299,956	44,383
BlackRock Global Allocation V.I.	92,649	9,581
BlackRock High Yield V.I.	165,981	9,486
ClearBridge Variable Aggressive Growth	456,486	186,584
ClearBridge Variable Small Cap Growth	164,126	124,025
Dreyfus IP MidCap Stock	28,210	16,054
Dreyfus IP Small Cap Stock Index	313,008	163,415
Dreyfus IP Technology Growth	599,522	91,696
Dreyfus VIF Appreciation	918	436
Dreyfus VIF International Value	41,458	107,900
Fidelity VIP Equity-Income	357,955	315,374
Fidelity VIP Growth & Income	119,592	56,357
Fidelity VIP Growth Opportunities	555,661	72,958
Fidelity VIP High Income	383,148	46,156
Fidelity VIP Overseas	289,916	51,212
Franklin Founding Funds Allocation VIP Fund	28,170	12,403

Variable Annuity Account B
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Franklin Income VIP Fund	$116,101	$164,353
Franklin Mutual Global Discovery VIP Fund	63,507	90,725
Franklin Small Cap Value VIP Fund	113,365	155,029
Franklin Strategic Income VIP Fund	27,023	2,313
Guggenheim VIF All Cap Value	141,527	199,580
Guggenheim VIF Alpha Opportunity (c)	27,961	20,243
Guggenheim VIF Floating Rate Strategies	622,618	37,565
Guggenheim VIF Global Managed Futures Strategy	55,079	3,541
Guggenheim VIF High Yield	219,411	536,816
Guggenheim VIF Large Cap Value	131,196	121,122
Guggenheim VIF Long Short Equity	55,340	81,743
Guggenheim VIF Managed Asset Allocation	44,564	28,985
Guggenheim VIF Mid Cap Value	347,923	246,261
Guggenheim VIF Multi-Hedge Strategies	52,799	39,349
Guggenheim VIF Small Cap Value	121,757	81,666
Guggenheim VIF StylePlus Large Core	175,891	105,615
Guggenheim VIF StylePlus Large Growth	76,092	108,658
Guggenheim VIF StylePlus Mid Growth	548,135	127,660
Guggenheim VIF StylePlus Small Growth	631,570	43,318
Guggenheim VIF Total Return Bond	866,086	273,014
Guggenheim VIF World Equity Income	49,572	135,065
Invesco V.I. Comstock	101,284	289,546
Invesco V.I. Equity and Income	90,740	104,243
Invesco V.I. Global Real Estate	138,474	173,939
Invesco V.I. Government Money Market	452,534	674,156
Invesco V.I. Government Securities	65,963	218,490
Invesco V.I. Health Care (b)	118,529	40,837
Invesco V.I. International Growth	95,324	508,730
Invesco V.I. Mid Cap Core Equity	54,204	6,811
Invesco V.I. Mid Cap Growth	58,481	37,915
Invesco V.I. Value Opportunities	13,103	12,194
Ivy VIP Asset Strategy	8,157	3,053
Janus Henderson VIT Enterprise	678,886	240,804
Janus Henderson VIT Research	177,322	54,969
JPMorgan Insurance Trust Core Bond Portfolio	126,048	134,789
Lord Abbett Series Bond-Debenture VC	84,585	59,112
Lord Abbett Series Developing Growth VC	7,661	1,072
MFS VIT II Research International	124,343	266,091
MFS VIT Total Return	135,504	448,208
MFS VIT Utilities	152,332	127,376
Morgan Stanley VIF Emerging Markets Equity	172,804	94,003
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	55,154	1,132
Morningstar Balanced ETF Asset Allocation Portfolio	67,551	2,256
Morningstar Conservative ETF Asset Allocation Portfolio	34,995	2,211
Morningstar Growth ETF Asset Allocation Portfolio	320,208	6,750
Morningstar Income and Growth ETF Asset Allocation Portfolio	96,602	1,002
Neuberger Berman AMT Sustainable Equity (b)	51,686	357,333
Oppenheimer Global Fund/VA	268,823	54,056
Oppenheimer Main Street Small Cap Fund/VA	141,673	102,219

(b) Name change. See Note 1.
(c) Closed to new investments. See Note 1.

Variable Annuity Account B
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Oppenheimer Total Return Bond Fund/VA	$36,093	$90,175
PIMCO VIT All Asset	16,609	24,903
PIMCO VIT CommodityRealReturn Strategy	82,133	111,628
PIMCO VIT Emerging Markets Bond	58,221	33,332
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) (b)	117,080	134,104
PIMCO VIT Low Duration	72,810	179,173
PIMCO VIT Real Return	420,276	315,012
PIMCO VIT Total Return	99,674	132,761
Putnam VT Small Cap Value	6,050	162
Royce Micro-Cap	29,469	47,930
T. Rowe Price Health Sciences	654,333	38,765
Templeton Developing Markets VIP Fund	65,693	73,972
Templeton Global Bond VIP Fund	191,155	156,639
Western Asset Variable Global High Yield Bond	23,403	49,444

(b) Name change. See Note 1.

Market Risk

Each subaccount invests in shares of a single underlying fund.  The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met.  A fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

As of December 31, 2018, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Variable Annuity Account B
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs).  The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2018.

2. Variable Annuity Contract Charges

AdvanceDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 1.20% of the average daily net assets.  The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: FSBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges on the statements of changes in net assets may include the following charges:
•
Mortality and Expense Risk Charge:  If the net asset value of an individual contract is less than $100,000, FSBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•
Contingent Deferred Sales Charge (CDSC): FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•
Account Administrative Charge: FSBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: FSBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.70% of the contract value.

Variable Annuity Account B
Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

SecureDesigns

Mortality and Expense Risk Charge: Mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 0.60% of the average daily net asset. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: FSBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges on the statements of changes in net assets may include the following charges:

•
Mortality and Expense Risk Charge:  If the net asset value of an individual contract is less than $100,000, FSBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•
Account Administrative Charge: FSBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•
Contingent Deferred Sales Charge (CDSC): FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•	Rider Charge: FSBL deducts an amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 1.70% of the contract value.

Variable Annuity Account B
Notes to Financial Statements (continued)

3. Summary of Unit Transactions
The changes in units outstanding for the periods December 31, 2018 and 2017, were as follows:

	2018			2017
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

AB VPS Dynamic Asset Allocation	2,124	(241)	1,883	1,241	(3)	1,238
AB VPS Small/Mid Cap Value	4,658	(4,111)	547	864	(174)	690
American Century VP Mid Cap Value	2,319	(1,367)	952	2,597	(26,834)	(24,237)
American Century VP Ultra	41,332	(5,602)	35,730	67,373	(8,183)	59,190
American Century VP Value	15,496	(22,001)	(6,505)	16,837	(61,056)	(44,219)
American Funds IS Asset Allocation	72,606	(8,790)	63,816	11,355	(13,422)	(2,067)
American Funds IS Global Bond	2,244	(1,181)	1,063	3,976	(3,132)	844
American Funds IS Global Growth	23,673	(8,716)	14,957	21,014	(16,226)	4,788
American Funds IS Growth-Income	17,924	(6,512)	11,412	36,060	(9,462)	26,598
American Funds IS International	12,828	(10,520)	2,308	21,708	(3,445)	18,263
American Funds IS New World	3,004	(2,503)	501	6,701	(5,686)	1,015
BlackRock Equity Dividend V.I.	22,369	(3,421)	18,948	7,577	(5,246)	2,331
BlackRock Global Allocation V.I.	8,523	(829)	7,694	4,872	(1,196)	3,676
BlackRock High Yield V.I.	16,408	(856)	15,552	267	(11,643)	(11,376)
ClearBridge Variable Aggressive Growth	24,359	(10,791)	13,568	10,547	(13,378)	(2,831)
ClearBridge Variable Small Cap Growth	7,247	(6,237)	1,010	2,134	(2,564)	(430)
Dreyfus IP MidCap Stock	1,583	(1,317)	266	8,471	(8,927)	(456)
Dreyfus IP Small Cap Stock Index	21,724	(12,142)	9,582	22,895	(84,644)	(61,749)
Dreyfus IP Technology Growth	25,190	(3,787)	21,403	12,765	(2,638)	10,127
Dreyfus VIF Appreciation	16	(32)	(16)	18	(31)	(13)
Dreyfus VIF International Value	4,590	(10,687)	(6,097)	4,004	(8,566)	(4,562)
Fidelity VIP Equity-Income	29,722	(27,344)	2,378	11,532	(1,486)	10,046
Fidelity VIP Growth & Income	8,676	(4,416)	4,260	15,719	(1,703)	14,016
Fidelity VIP Growth Opportunities	36,244	(4,447)	31,797	19,014	(937)	18,077
Fidelity VIP High Income	37,852	(4,621)	33,231	1,481	(766)	715
Fidelity VIP Overseas	28,371	(4,916)	23,455	13,840	(3,471)	10,369
Franklin Founding Funds Allocation VIP Fund	2,020	(960)	1,060	4,985	(14,417)	(9,432)
Franklin Income VIP Fund	9,317	(14,540)	(5,223)	18,922	(18,376)	546
Franklin Mutual Global Discovery VIP Fund	5,387	(7,603)	(2,216)	9,924	(18,792)	(8,868)
Franklin Small Cap Value VIP Fund	5,132	(11,214)	(6,082)	5,286	(7,163)	(1,877)
Franklin Strategic Income VIP Fund	3,042	(179)	2,863	4,099	(680)	3,419

Variable Annuity Account B
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2018			2017
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Guggenheim VIF All Cap Value	5,697	(11,066)	(5,369)	9,593	(12,778)	(3,185)
Guggenheim VIF Alpha Opportunity (c)	645	(1,046)	(401)	1,855	(970)	885
Guggenheim VIF Floating Rate Strategies	62,997	(3,474)	59,523	8,639	(2,062)	6,577
Guggenheim VIF Global Managed Futures Strategy	11,054	(645)	10,409	357	(43)	314
Guggenheim VIF High Yield	6,239	(17,437)	(11,198)	12,643	(21,062)	(8,419)
Guggenheim VIF Large Cap Value	6,306	(7,782)	(1,476)	6,818	(40,917)	(34,099)
Guggenheim VIF Long Short Equity	3,387	(6,294)	(2,907)	4,319	(5,948)	(1,629)
Guggenheim VIF Managed Asset Allocation	1,334	(2,023)	(689)	3,788	(9,315)	(5,527)
Guggenheim VIF Mid Cap Value	4,909	(6,979)	(2,070)	4,314	(16,563)	(12,249)
Guggenheim VIF Multi-Hedge Strategies	8,687	(6,363)	2,324	593	(1,811)	(1,218)
Guggenheim VIF Small Cap Value	2,381	(2,334)	47	2,711	(4,094)	(1,383)
Guggenheim VIF StylePlus Large Core	12,785	(9,478)	3,307	10,840	(8,917)	1,923
Guggenheim VIF StylePlus Large Growth	4,140	(9,581)	(5,441)	7,190	(9,499)	(2,309)
Guggenheim VIF StylePlus Mid Growth	27,896	(8,508)	19,388	100,814	(11,647)	89,167
Guggenheim VIF StylePlus Small Growth	55,157	(3,078)	52,079	1,741	(2,170)	(429)
Guggenheim VIF Total Return Bond	77,449	(25,237)	52,212	53,114	(35,624)	17,490
Guggenheim VIF World Equity Income	5,046	(12,022)	(6,976)	8,464	(24,665)	(16,201)
Invesco V.I. Comstock	4,690	(19,847)	(15,157)	5,948	(13,265)	(7,317)
Invesco V.I. Equity and Income	4,316	(7,007)	(2,691)	14,747	(15,310)	(563)
Invesco V.I. Global Real Estate	6,061	(8,409)	(2,348)	10,017	(8,105)	1,912
Invesco V.I. Government Money Market	50,693	(71,509)	(20,816)	72,039	(61,343)	10,696
Invesco V.I. Government Securities	9,666	(25,306)	(15,640)	21,733	(60,490)	(38,757)
Invesco V.I. Health Care (b)	4,368	(1,963)	2,405	1,223	(1,229)	(6)
Invesco V.I. International Growth	6,583	(31,669)	(25,086)	15,592	(21,820)	(6,228)
Invesco V.I. Mid Cap Core Equity	2,103	(333)	1,770	3,715	(1,854)	1,861
Invesco V.I. Mid Cap Growth	2,865	(2,744)	121	4,180	(3,739)	441
Invesco V.I. Value Opportunities	892	(888)	4	745	(1,536)	(791)
Ivy VIP Asset Strategy	659	(298)	361	4,115	(2,350)	1,765
Janus Henderson VIT Enterprise	33,247	(11,922)	21,325	13,830	(9,094)	4,736
Janus Henderson VIT Research	11,266	(3,505)	7,761	6,428	(1,618)	4,810

(b) Name change. See Note 1.
(c) Closed to new investments. See Note 1.

Variable Annuity Account B
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2018			2017
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

JPMorgan Insurance Trust Core Bond Portfolio	14,160	(14,916)	(756)	14,117	(48,401)	(34,284)
Lord Abbett Series Bond-Debenture VC	7,094	(5,586)	1,508	12,078	(17,412)	(5,334)
Lord Abbett Series Developing Growth VC	154	(61)	93	158	(388)	(230)
MFS VIT II Research International	14,726	(29,601)	(14,875)	24,615	(20,946)	3,669
MFS VIT Total Return	6,757	(35,297)	(28,540)	8,093	(36,321)	(28,228)
MFS VIT Utilities	9,589	(8,157)	1,432	6,721	(14,397)	(7,676)
Morgan Stanley VIF Emerging Markets Equity	22,399	(11,372)	11,027	16,871	(10,208)	6,663
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	3,843	(26)	3,817	5,977	(41)	5,936
Morningstar Balanced ETF Asset Allocation Portfolio	4,069	(24)	4,045	5,757	(13)	5,744
Morningstar Conservative ETF Asset Allocation Portfolio	3,647	(208)	3,439	1,034	-	1,034
Morningstar Growth ETF Asset Allocation Portfolio	26,585	(492)	26,093	11,603	(1,006)	10,597
Morningstar Income and Growth ETF Asset Allocation Portfolio	9,572	(17)	9,555	4,969	(2)	4,967
Neuberger Berman AMT Sustainable Equity (b)	1,500	(14,766)	(13,266)	3,694	(3,830)	(136)
Oppenheimer Global Fund/VA	21,068	(4,144)	16,924	10,473	(1,451)	9,022
Oppenheimer Main Street Small Cap Fund/VA	4,054	(3,640)	414	2,217	(3,449)	(1,232)
Oppenheimer Total Return Bond Fund/VA	5,453	(13,443)	(7,990)	5,560	(24,030)	(18,470)
PIMCO VIT All Asset	1,252	(1,814)	(562)	596	(1,129)	(533)
PIMCO VIT CommodityRealReturn Strategy	18,559	(23,949)	(5,390)	20,057	(32,596)	(12,539)
PIMCO VIT Emerging Markets Bond	4,875	(2,870)	2,005	7,389	(10,621)	(3,232)
PIMCO VIT International Bond Portfolio (U.S. Dollar‑Hedged) (b)	10,783	(11,056)	(273)	6,017	(7,985)	(1,968)
PIMCO VIT Low Duration	9,257	(20,394)	(11,137)	16,527	(16,507)	20
PIMCO VIT Real Return	41,114	(29,624)	11,490	25,169	(52,435)	(27,266)
PIMCO VIT Total Return	10,538	(14,132)	(3,594)	3,327	(5,375)	(2,048)
Putnam VT Small Cap Value	67	(4)	63	913	(6)	907
Royce Micro-Cap	2,651	(4,709)	(2,058)	2,439	(4,214)	(1,775)
T. Rowe Price Health Sciences	41,600	(2,511)	39,089	8,433	(2,441)	5,992
Templeton Developing Markets VIP Fund	6,719	(7,109)	(390)	7,470	(3,904)	3,566
Templeton Global Bond VIP Fund	26,086	(17,159)	8,927	17,960	(13,409)	4,551
Western Asset Variable Global High Yield Bond	1,956	(4,226)	(2,270)	4,851	(3,617)	1,234

(b) Name change. See Note 1.

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights
The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance.  Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.  The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.
A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2018, were as follows:
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
AB VPS Dynamic Asset Allocation (a)
2018	3,931	9.31	9.31	36,587	2.17	0.75	0.75	(10.74)	(10.74)
2017	2,048	10.43	10.43	21,367	1.01	0.75	0.75	10.14	10.14
2016	810	9.47	9.47	7,677	0.58	0.75	0.75	(0.42)	(0.42)
2015	789	9.51	9.51	7,518	1.71	0.75	0.75	(5.00)	(5.00)
2014	1,297	10.01	10.01	12,977	-	0.75	0.75	0.10	0.10
AB VPS Small/Mid Cap Value (a)
2018	8,505	10.09	10.09	85,787	0.30	0.75	0.75	(18.37)	(18.37)
2017	7,958	12.36	12.36	98,400	0.25	0.75	0.75	8.61	8.61
2016	7,268	11.38	11.38	82,679	0.33	0.75	0.75	20.30	20.30
2015	3,650	9.46	9.46	34,547	0.42	0.75	0.75	(9.21)	(9.21)
2014	727	10.42	10.42	7,576	0.45	0.75	0.75	4.20	4.20
American Century VP Mid Cap Value
2018	32,523	13.55	13.79	447,971	1.36	0.75	1.35	(16.67)	(16.17)
2017	31,571	16.26	16.45	518,766	1.18	0.75	1.35	6.69	7.38
2016	55,808	15.24	15.32	854,474	1.52	0.75	1.35	17.50	18.21
2015	62,723	12.96	12.97	812,547	1.63	0.75	1.35	(5.74)	(5.19)
2014	64,674	13.67	13.76	883,905	0.99	0.75	1.35	11.24	11.96
American Century VP Ultra
2018	128,424	18.20	20.01	2,564,617	0.11	0.75	1.35	(3.70)	(3.10)
2017	92,694	18.90	20.65	1,909,565	0.12	0.75	1.35	26.42	27.08
2016	33,504	14.95	16.25	540,633	0.15	0.75	1.35	(0.13)	0.56
2015	78,092	14.97	16.16	1,258,705	0.11	0.75	1.35	1.56	2.15
2014	21,800	14.74	15.82	342,102	0.25	0.75	1.35	5.14	5.75

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century VP Value
2018	58,982	16.50	18.15	1,067,769	1.53	0.75	1.35	(13.16)	(12.61)
2017	65,488	19.00	20.77	1,357,063	1.35	0.75	1.35	3.94	4.58
2016	109,707	18.28	19.86	2,177,106	1.68	0.75	1.35	15.19	15.87
2015	64,578	15.87	17.14	1,105,734	1.87	0.75	1.35	(8.16)	(7.60)
2014	72,529	17.28	18.55	1,343,817	1.40	0.75	1.35	8.07	8.80
American Funds IS Asset Allocation (a)
2018	103,349	10.65	10.65	1,100,522	2.12	0.75	0.75	(8.35)	(8.35)
2017	39,533	11.62	11.62	459,217	1.34	0.75	0.75	11.62	11.62
2016	41,600	10.41	10.41	432,885	1.70	0.75	0.75	5.15	5.15
2015	23,612	9.90	9.90	233,687	2.82	0.75	0.75	(2.56)	(2.56)
2014	588	10.16	10.16	5,972	2.65	0.75	0.75	1.60	1.60
American Funds IS Global Bond (a)
2018	10,561	8.39	8.39	88,581	2.05	0.75	0.75	(5.20)	(5.20)
2017	9,498	8.85	8.85	84,068	0.36	0.75	0.75	2.67	2.67
2016	8,654	8.62	8.62	74,550	0.49	0.75	0.75	(1.37)	(1.37)
2015	7,974	8.74	8.74	69,648	0.02	0.75	0.75	(7.71)	(7.71)
2014	3,405	9.47	9.47	32,253	1.92	0.75	0.75	(5.30)	(5.30)
American Funds IS Global Growth (a)
2018	137,984	11.11	11.11	1,533,637	0.57	0.75	0.75	(12.59)	(12.59)
2017	123,027	12.71	12.71	1,564,314	0.60	0.75	0.75	26.22	26.22
2016	118,239	10.07	10.07	1,190,510	0.23	0.75	0.75	(3.27)	(3.27)
2015	22,094	10.41	10.41	230,056	1.67	0.75	0.75	2.76	2.76
2014	2,049	10.13	10.13	20,771	1.46	0.75	0.75	1.30	1.30
American Funds IS Growth-Income (a)
2018	85,360	12.27	12.27	1,047,051	1.38	0.75	0.75	(5.69)	(5.69)
2017	73,948	13.01	13.01	961,612	1.44	0.75	0.75	17.63	17.63
2016	47,350	11.06	11.06	523,566	1.56	0.75	0.75	7.17	7.17
2015	30,860	10.32	10.32	318,257	1.81	0.75	0.75	(2.55)	(2.55)
2014	16,203	10.59	10.59	171,484	2.15	0.75	0.75	5.90	5.90

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS International (a)
2018	38,297	9.09	9.09	347,969	1.62	0.75	0.75	(16.61)	(16.61)
2017	35,989	10.90	10.90	392,124	1.57	0.75	0.75	27.04	27.04
2016	17,726	8.58	8.58	152,025	1.69	0.75	0.75	(0.58)	(0.58)
2015	7,763	8.63	8.63	66,956	1.60	0.75	0.75	(8.29)	(8.29)
2014	2,730	9.41	9.41	25,685	2.80	0.75	0.75	(5.90)	(5.90)
American Funds IS New World (a)
2018	8,569	8.72	8.72	74,705	0.68	0.75	0.75	(17.42)	(17.42)
2017	8,068	10.56	10.56	85,207	0.84	0.75	0.75	24.24	24.24
2016	7,053	8.50	8.50	59,902	18.66	0.75	0.75	1.19	1.19
2015	787	8.40	8.40	6,610	0.62	0.75	0.75	(6.87)	(6.87)
2014	379	9.02	9.02	3,423	1.40	0.75	0.75	(9.80)	(9.80)
BlackRock Equity Dividend V.I. (a)
2018	31,026	11.16	11.16	346,311	2.39	0.75	0.75	(10.86)	(10.86)
2017	12,078	12.52	12.52	151,213	1.14	0.75	0.75	12.19	12.19
2016	9,747	11.16	11.16	108,771	1.33	0.75	0.75	11.82	11.82
2015	791	9.98	9.98	7,902	0.78	0.75	0.75	(4.50)	(4.50)
2014	-	10.45	10.45	-	-	0.75	0.75	4.50	4.50
BlackRock Global Allocation V.I. (a)
2018	28,098	9.14	9.14	256,930	1.03	0.75	0.75	(11.00)	(11.00)
2017	20,404	10.27	10.27	209,600	1.39	0.75	0.75	9.49	9.49
2016	16,728	9.38	9.38	156,907	1.43	0.75	0.75	-	-
2015	12,108	9.38	9.38	113,571	1.53	0.75	0.75	(4.67)	(4.67)
2014	-	9.84	9.84	-	-	0.75	0.75	(1.60)	(1.60)
BlackRock High Yield V.I. (a)
2018	22,137	9.39	9.39	207,922	6.61	0.75	0.75	(6.47)	(6.47)
2017	6,585	10.04	10.04	66,109	3.81	0.75	0.75	3.08	3.08
2016	17,961	9.74	9.74	174,909	3.93	0.75	0.75	8.71	8.71
2015	6,825	8.96	8.96	61,126	5.78	0.75	0.75	(7.44)	(7.44)
2014	719	9.68	9.68	6,957	0.40	0.75	0.75	(3.20)	(3.20)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
ClearBridge Variable Aggressive Growth
2018	66,302	13.57	14.85	983,344	0.45	0.75	1.35	(12.45)	(11.97)
2017	52,734	15.50	16.87	888,100	0.29	0.75	1.35	11.03	11.72
2016	55,565	13.96	15.10	836,114	0.33	0.75	1.35	(3.39)	(2.77)
2015	73,149	14.45	15.53	1,133,439	0.07	0.75	1.35	(6.11)	(5.54)
2014	95,146	15.39	16.44	1,561,218	0.01	0.75	1.35	14.94	15.61
ClearBridge Variable Small Cap Growth
2018	19,412	16.18	17.82	345,731	-	0.75	1.35	(0.98)	(0.39)
2017	18,402	16.34	17.89	327,606	-	0.75	1.35	18.92	19.67
2016	18,832	13.74	14.95	281,308	-	0.75	1.35	1.33	1.91
2015	17,902	13.56	14.67	260,744	-	0.75	1.35	(8.50)	(7.91)
2014	15,922	14.82	15.93	250,067	-	0.75	1.35	(0.34)	0.25
Dreyfus IP MidCap Stock (a)
2018	9,259	10.04	10.04	92,681	0.37	0.75	0.75	(18.84)	(18.84)
2017	8,993	12.37	12.37	111,281	0.95	0.75	0.75	10.84	10.84
2016	9,449	11.16	11.16	105,485	0.85	0.75	0.75	10.93	10.93
2015	10,257	10.06	10.06	103,187	0.26	0.75	0.75	(6.07)	(6.07)
2014	5,429	10.71	10.71	58,175	-	0.75	0.75	7.10	7.10
Dreyfus IP Small Cap Stock Index (a)
2018	59,817	11.32	11.32	677,082	0.86	0.75	0.75	(12.32)	(12.32)
2017	50,235	12.91	12.91	648,609	0.92	0.75	0.75	8.21	8.21
2016	111,984	11.93	11.93	1,335,792	0.15	0.75	0.75	21.12	21.12
2015	7,152	9.85	9.85	70,424	1.03	0.75	0.75	(5.92)	(5.92)
2014	7,995	10.47	10.47	83,663	-	0.75	0.75	4.70	4.70
Dreyfus IP Technology Growth
2018	42,445	18.85	20.61	870,782	-	0.75	1.35	(5.51)	(4.89)
2017	21,041	19.95	21.67	452,208	-	0.75	1.35	36.27	37.07
2016	10,914	14.64	15.81	169,897	-	0.75	1.35	(0.07)	0.57
2015	11,048	14.65	15.72	171,288	-	0.75	1.35	1.45	2.01
2014	7,214	14.44	15.41	109,027	-	0.75	1.35	2.05	2.66

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Dreyfus VIF Appreciation (a)
2018	564	10.92	10.92	6,160	1.04	0.75	0.75	(10.49)	(10.49)
2017	580	12.20	12.20	7,074	1.08	0.75	0.75	22.37	22.37
2016	593	9.97	9.97	5,915	1.40	0.75	0.75	3.64	3.64
2015	605	9.62	9.62	5,820	-	0.75	0.75	(6.33)	(6.33)
2014	2,694	10.27	10.27	27,661	0.82	0.75	0.75	2.70	2.70
Dreyfus VIF International Value
2018	29,983	7.58	8.28	247,805	1.72	0.75	1.35	(20.46)	(20.08)
2017	36,079	9.53	10.36	372,933	1.46	0.75	1.35	22.65	23.48
2016	40,641	7.77	8.39	340,531	1.20	0.75	1.35	(5.82)	(5.20)
2015	37,009	8.25	8.85	327,063	2.88	0.75	1.35	(7.09)	(6.65)
2014	37,441	8.88	9.48	354,152	1.07	0.75	1.35	(13.45)	(12.87)
Fidelity VIP Equity-Income (a)
2018	27,864	10.23	10.23	285,850	2.28	0.75	0.75	(11.89)	(11.89)
2017	25,486	11.61	11.61	295,920	1.81	0.75	0.75	8.50	8.50
2016	15,440	10.70	10.70	165,254	2.86	0.75	0.75	13.35	13.35
2015	7,038	9.44	9.44	66,378	4.88	0.75	0.75	(7.72)	(7.72)
2014	199	10.23	10.23	2,043	5.29	0.75	0.75	2.30	2.30
Fidelity VIP Growth & Income (a)
2018	41,135	10.87	10.87	447,156	0.20	0.75	0.75	(12.55)	(12.55)
2017	36,875	12.43	12.43	458,330	1.30	0.75	0.75	12.29	12.29
2016	22,859	11.07	11.07	252,894	1.46	0.75	0.75	11.59	11.59
2015	25,083	9.92	9.92	248,795	2.91	0.75	0.75	(6.15)	(6.15)
2014	4,017	10.57	10.57	42,470	3.02	0.75	0.75	5.70	5.70
Fidelity VIP Growth Opportunities (a)
2018	58,606	15.15	15.15	887,716	0.06	0.75	0.75	8.06	8.06
2017	26,809	14.02	14.02	375,773	0.11	0.75	0.75	29.22	29.22
2016	8,732	10.85	10.85	94,719	0.05	0.75	0.75	(3.56)	(3.56)
2015	2,370	11.25	11.25	26,683	0.01	0.75	0.75	1.44	1.44
2014	-	11.09	11.09	-	-	0.75	0.75	10.90	10.90

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity VIP High Income (a)
2018	35,113	9.30	9.30	326,698	9.50	0.75	0.75	(7.19)	(7.19)
2017	1,882	10.02	10.02	18,844	6.25	0.75	0.75	2.98	2.98
2016	1,167	9.73	9.73	11,350	7.85	0.75	0.75	10.07	10.07
2015	385	8.84	8.84	3,405	13.16	0.75	0.75	(7.43)	(7.43)
2014	-	9.55	9.55	-	-	0.75	0.75	(4.50)	(4.50)
Fidelity VIP Overseas (a)
2018	35,572	8.59	8.59	305,777	2.18	0.75	0.75	(18.19)	(18.19)
2017	12,117	10.50	10.50	127,275	1.47	0.75	0.75	25.15	25.15
2016	1,748	8.39	8.39	14,669	0.51	0.75	0.75	(8.80)	(8.80)
2015	6,525	9.20	9.20	60,036	3.28	0.75	0.75	(0.43)	(0.43)
2014	-	9.24	9.24	-	-	0.75	0.75	(7.60)	(7.60)
Franklin Founding Funds Allocation VIP Fund
2018	28,936	9.86	9.86	285,414	2.95	0.75	0.75	(12.97)	(12.97)
2017	27,876	11.33	11.33	315,741	2.12	0.75	0.75	7.70	7.70
2016	37,308	10.52	10.52	392,481	3.62	0.75	0.75	8.79	8.79
2015	32,602	9.67	9.67	315,343	3.20	0.75	0.75	(9.71)	(9.71)
2014	17,073	10.71	10.71	182,855	2.61	0.75	0.75	(1.02)	(1.02)
Franklin Income VIP Fund
2018	67,183	10.20	10.38	697,180	5.22	0.75	1.35	(8.44)	(7.82)
2017	72,406	11.14	11.26	815,245	4.18	0.75	1.35	5.00	5.63
2016	71,860	10.61	10.66	766,427	5.37	0.75	1.35	9.16	9.78
2015	74,493	9.71	9.72	723,858	5.07	0.75	1.35	(10.99)	(10.51)
2014	109,465	10.85	10.92	1,188,672	5.73	0.75	1.35	0.18	0.84
Franklin Mutual Global Discovery VIP Fund
2018	77,663	9.50	10.10	785,386	2.47	0.75	1.35	(14.95)	(14.55)
2017	79,879	11.17	11.82	944,662	1.86	0.75	1.35	3.91	4.60
2016	88,747	10.75	11.30	1,003,295	1.63	0.75	1.35	7.39	8.03
2015	83,464	10.01	10.46	873,295	3.12	0.75	1.35	(7.74)	(7.19)
2014	86,796	10.85	11.27	978,622	2.27	0.75	1.35	1.21	1.81

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Small Cap Value VIP Fund
2018	17,599	11.55	11.71	206,268	1.11	0.75	1.35	(16.55)	(16.12)
2017	23,681	13.84	13.96	330,544	0.48	0.75	1.35	5.89	6.56
2016	25,558	13.07	13.10	334,961	0.59	0.75	1.35	24.71	25.36
2015	34,516	10.45	10.48	360,926	0.66	0.75	1.35	(11.41)	(10.76)
2014	36,223	11.71	11.83	424,983	0.43	0.75	1.35	(3.66)	(3.14)
Franklin Strategic Income VIP Fund (a)
2018	13,527	8.85	8.85	119,761	2.49	0.75	0.75	(5.75)	(5.75)
2017	10,664	9.39	9.39	100,177	2.75	0.75	0.75	0.64	0.64
2016	7,245	9.33	9.33	67,578	3.47	0.75	0.75	4.01	4.01
2015	6,293	8.97	8.97	56,463	4.50	0.75	0.75	(7.43)	(7.43)
2014	545	9.69	9.69	5,286	-	0.75	0.75	(3.10)	(3.10)
Guggenheim VIF All Cap Value
2018	37,915	13.24	16.39	619,551	1.14	0.75	1.35	(14.41)	(13.92)
2017	43,284	15.47	19.04	818,711	1.07	0.75	1.35	9.87	10.50
2016	46,469	14.08	17.23	788,968	1.41	0.75	1.35	17.53	18.26
2015	51,215	11.98	14.57	726,032	0.90	0.75	1.35	(8.83)	(8.25)
2014	51,341	13.14	15.88	793,495	-	0.75	1.35	3.06	3.66
Guggenheim VIF Alpha Opportunity (c)
2018	7,334	16.28	17.88	131,214	-	0.75	1.35	(15.34)	(14.86)
2017	7,736	19.23	21.00	162,251	-	0.75	1.35	2.67	3.30
2016	6,851	18.73	20.33	139,160	-	0.75	1.35	7.95	8.60
2015	4,609	17.35	18.72	86,106	-	0.75	1.35	(8.78)	(8.19)
2014	25,838	19.02	20.39	526,636	-	0.75	1.35	4.74	5.32
Guggenheim VIF Floating Rate Strategies (a)
2018	92,752	9.51	9.51	882,117	2.76	0.75	0.75	(4.52)	(4.52)
2017	33,229	9.96	9.96	330,863	2.73	0.75	0.75	(0.30)	(0.30)
2016	26,652	9.99	9.99	266,278	5.64	0.75	0.75	4.50	4.50
2015	24,118	9.56	9.56	230,445	0.42	0.75	0.75	(2.94)	(2.94)
2014	-	9.85	9.85	-	-	0.75	0.75	(1.50)	(1.50)

(a) Prior year new subaccount. See Note 1.
(c) Closed to new investments. See Note 1.

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Global Managed Futures Strategy
2018	12,735	4.71	4.71	60,006	-	0.75	0.75	(12.45)	(12.45)
2017	2,326	5.38	5.38	12,521	1.33	0.75	0.75	4.67	4.67
2016	2,012	5.14	5.14	10,345	5.52	0.75	0.75	(17.89)	(17.89)
2015	2,459	6.26	6.26	15,393	2.22	0.75	0.75	(5.15)	(5.15)
2014	2,205	6.60	6.60	14,558	-	0.75	0.75	8.02	8.02
Guggenheim VIF High Yield
2018	37,313	15.19	31.71	1,105,259	7.77	0.75	1.35	(8.22)	(7.66)
2017	48,511	16.55	34.34	1,576,526	5.28	0.75	1.35	1.72	2.32
2016	56,930	16.27	33.56	1,752,385	8.18	0.75	1.35	12.52	13.19
2015	73,266	14.46	29.65	2,059,300	10.41	0.75	1.35	(8.07)	(7.49)
2014	89,849	15.73	32.05	2,752,692	-	0.75	1.35	(1.87)	(1.26)
Guggenheim VIF Large Cap Value
2018	52,780	13.14	13.63	693,499	1.36	0.75	1.35	(13.41)	(12.86)
2017	54,256	15.08	15.74	818,266	0.97	0.75	1.35	10.85	11.54
2016	88,355	13.52	14.20	1,196,441	1.76	0.75	1.35	16.20	16.96
2015	116,870	11.56	12.22	1,351,813	1.06	0.75	1.35	(9.08)	(8.62)
2014	95,239	12.65	13.44	1,205,324	-	0.75	1.35	4.75	5.42
Guggenheim VIF Long Short Equity
2018	7,325	10.99	12.09	88,194	-	0.75	1.35	(16.68)	(16.16)
2017	10,233	13.19	14.42	146,267	0.39	0.75	1.35	9.92	10.67
2016	11,862	12.00	13.03	152,973	-	0.75	1.35	(3.61)	(3.12)
2015	11,044	12.45	13.45	147,486	-	0.75	1.35	(3.04)	(2.47)
2014	14,667	12.84	13.79	199,953	-	0.75	1.35	(1.61)	(0.93)
Guggenheim VIF Managed Asset Allocation
2018	40,539	11.64	12.07	472,271	1.41	0.75	1.35	(9.72)	(9.20)
2017	41,228	12.82	13.37	529,027	1.38	0.75	1.35	9.50	10.14
2016	46,755	11.64	12.21	544,546	1.06	0.75	1.35	3.39	4.02
2015	44,357	11.19	11.81	496,641	0.86	0.75	1.35	(4.14)	(3.53)
2014	43,852	11.60	12.32	509,137	-	0.75	1.35	2.16	2.75

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Mid Cap Value
2018	43,323	21.06	30.34	1,301,614	0.66	0.75	1.35	(16.69)	(16.19)
2017	45,393	25.28	36.20	1,627,120	0.62	0.75	1.35	8.82	9.53
2016	57,642	23.23	33.05	1,876,500	0.90	0.75	1.35	21.37	22.09
2015	65,606	19.14	27.07	1,747,816	0.60	0.75	1.35	(10.77)	(10.25)
2014	68,412	21.45	30.16	2,031,899	-	0.75	1.35	(3.38)	(2.77)
Guggenheim VIF Multi-Hedge Strategies
2018	9,823	5.76	6.03	59,135	-	0.75	1.35	(9.15)	(8.64)
2017	7,499	6.34	6.60	49,578	-	0.75	1.35	(0.63)	(0.15)
2016	8,717	6.38	6.61	57,608	0.05	0.75	1.35	(4.78)	(4.20)
2015	20,557	6.70	6.90	139,069	0.40	0.75	1.35	(2.47)	(1.85)
2014	21,586	6.87	7.03	149,916	-	0.75	1.35	0.15	0.86
Guggenheim VIF Small Cap Value
2018	15,707	20.55	30.25	470,825	0.38	0.75	1.35	(16.40)	(15.88)
2017	15,660	24.58	35.96	558,247	0.38	0.75	1.35	(0.73)	(0.11)
2016	17,043	24.76	36.00	599,195	0.11	0.75	1.35	21.19	21.95
2015	15,072	20.43	29.52	435,346	-	0.75	1.35	(10.59)	(10.08)
2014	17,237	22.85	32.83	551,618	0.01	0.75	1.35	(5.58)	(5.01)
Guggenheim VIF StylePlus Large Core
2018	42,659	8.70	10.90	378,390	1.75	0.75	1.35	(10.58)	(10.03)
2017	39,352	9.67	12.19	394,378	1.28	0.75	1.35	16.99	17.64
2016	37,429	8.22	10.42	314,204	0.81	0.75	1.35	8.54	9.16
2015	33,381	7.53	9.60	262,213	1.31	0.75	1.35	(2.83)	(2.21)
2014	47,253	7.70	9.88	403,870	-	0.75	1.35	10.51	11.27
Guggenheim VIF StylePlus Large Growth
2018	20,293	9.45	11.70	191,987	1.49	0.75	1.35	(7.80)	(7.26)
2017	25,734	10.19	12.69	265,377	1.11	0.75	1.35	24.66	25.34
2016	28,043	8.13	10.18	228,062	0.43	0.75	1.35	4.09	4.77
2015	33,881	7.76	9.78	267,467	1.15	0.75	1.35	0.93	1.57
2014	49,921	7.64	9.69	400,519	-	0.75	1.35	10.36	11.05

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF StylePlus Mid Growth
2018	130,113	11.96	13.04	1,558,339	1.49	0.75	1.35	(11.05)	(10.55)
2017	110,724	13.37	14.66	1,483,565	1.44	0.75	1.35	19.38	20.02
2016	21,557	11.14	12.28	241,609	0.62	0.75	1.35	3.98	4.70
2015	20,289	10.64	11.81	217,848	1.03	0.75	1.35	(4.29)	(3.80)
2014	35,915	11.06	12.34	403,214	-	0.75	1.35	8.15	8.97
Guggenheim VIF StylePlus Small Growth
2018	65,551	8.80	15.54	583,481	0.94	0.75	1.35	(14.14)	(13.64)
2017	13,472	10.19	18.10	145,951	0.76	0.75	1.35	17.15	17.94
2016	13,901	8.64	15.45	126,867	0.30	0.75	1.35	8.65	9.23
2015	18,733	7.91	14.22	187,765	0.59	0.75	1.35	(5.51)	(4.93)
2014	20,124	8.32	15.05	183,372	-	0.75	1.35	4.15	4.79
Guggenheim VIF Total Return Bond
2018	181,943	9.16	10.99	1,996,173	4.21	0.75	1.35	(3.17)	(2.57)
2017	129,731	9.46	11.28	1,454,647	4.64	0.75	1.35	2.16	2.83
2016	112,241	9.26	10.97	1,228,254	7.11	0.75	1.35	2.21	2.81
2015	131,255	9.06	10.67	1,397,317	2.19	0.75	1.35	(3.10)	(2.56)
2014	149,025	9.35	10.95	1,598,507	-	0.75	1.35	3.43	4.09
Guggenheim VIF World Equity Income
2018	96,446	9.63	11.09	928,804	2.98	0.75	1.35	(12.12)	(11.49)
2017	103,422	10.88	12.62	1,125,962	2.69	0.75	1.35	10.22	10.79
2016	119,623	9.82	11.45	1,175,095	3.25	0.75	1.35	5.63	6.28
2015	129,647	9.24	10.84	1,203,284	3.35	0.75	1.35	(4.91)	(4.35)
2014	165,655	9.66	11.40	1,599,911	-	0.75	1.35	0.53	1.15
Invesco V.I. Comstock
2018	24,827	10.92	12.65	313,979	1.41	0.75	1.35	(16.06)	(15.61)
2017	39,984	13.01	14.99	599,241	1.82	0.75	1.35	12.54	13.22
2016	47,301	11.56	13.24	622,884	1.34	0.75	1.35	12.02	12.68
2015	33,429	10.32	11.75	392,609	1.28	0.75	1.35	(10.26)	(9.62)
2014	48,151	11.50	13.00	624,906	1.13	0.75	1.35	4.45	5.09

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Equity and Income
2018	67,551	10.94	12.64	853,910	2.06	0.75	1.35	(13.59)	(13.07)
2017	70,242	12.66	14.54	1,021,215	1.44	0.75	1.35	6.03	6.75
2016	70,805	11.94	13.62	964,724	1.18	0.75	1.35	9.94	10.55
2015	138,368	10.86	12.32	1,704,451	2.13	0.75	1.35	(6.70)	(6.17)
2014	97,967	11.64	13.13	1,286,203	1.41	0.75	1.35	4.11	4.79
Invesco V.I. Global Real Estate
2018	35,815	17.95	19.74	706,833	3.78	0.75	1.35	(10.16)	(9.62)
2017	38,163	19.98	21.84	832,047	3.35	0.75	1.35	8.23	8.93
2016	36,251	18.46	20.05	726,825	1.59	0.75	1.35	(2.28)	(1.72)
2015	38,964	18.89	20.40	787,840	3.06	0.75	1.35	(5.74)	(5.16)
2014	35,714	20.04	21.51	765,561	1.93	0.75	1.35	9.75	10.42
Invesco V.I. Government Money Market (a)
2018	100,298	9.05	9.20	919,798	1.06	0.75	1.35	(3.00)	(2.44)
2017	121,114	9.33	9.43	1,141,420	0.30	0.75	1.35	(4.01)	(3.38)
2016	110,418	9.72	9.76	1,077,030	0.06	0.75	1.35	(2.80)	(2.40)
Invesco V.I. Government Securities
2018	126,342	7.83	8.43	1,066,699	1.92	0.75	1.35	(4.04)	(3.44)
2017	141,982	8.16	8.73	1,240,754	1.72	0.75	1.35	(2.63)	(2.02)
2016	180,739	8.38	8.91	1,611,758	2.45	0.75	1.35	(3.23)	(2.73)
2015	249,506	8.66	9.16	2,282,846	2.15	0.75	1.35	(4.20)	(3.58)
2014	315,345	9.04	9.50	2,994,534	3.35	0.75	1.35	(0.66)	(0.66)
Invesco V.I. Health Care (b)
2018	14,645	17.88	19.66	285,444	-	0.75	1.35	(3.40)	(2.82)
2017	12,240	18.51	20.23	245,673	0.39	0.75	1.35	10.90	11.58
2016	12,246	16.69	18.13	220,474	-	0.75	1.35	(15.24)	(14.72)
2015	12,263	19.69	21.26	257,428	-	0.75	1.35	(1.25)	(0.65)
2014	21,243	19.94	21.40	438,522	-	0.75	1.35	14.60	15.30

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. International Growth
2018	41,965	12.53	13.69	571,140	1.51	0.75	1.35	(18.79)	(18.37)
2017	67,051	15.43	16.77	1,115,869	1.27	0.75	1.35	17.43	18.18
2016	73,279	13.14	14.19	1,034,845	1.05	0.75	1.35	(4.92)	(4.32)
2015	71,810	13.82	14.83	1,058,585	1.35	0.75	1.35	(6.75)	(6.20)
2014	86,879	14.82	15.81	1,368,890	1.54	0.75	1.35	(4.20)	(3.60)
Invesco V.I. Mid Cap Core Equity
2018	6,315	15.03	16.52	103,949	0.14	0.75	1.35	(15.37)	(14.89)
2017	4,545	17.76	19.41	87,602	0.28	0.75	1.35	9.77	10.41
2016	2,684	16.18	17.58	46,572	-	0.75	1.35	8.37	9.06
2015	2,582	14.93	16.12	41,441	0.11	0.75	1.35	(8.40)	(7.83)
2014	15,118	16.30	17.49	263,913	-	0.75	1.35	(0.24)	0.34
Invesco V.I. Mid Cap Growth
2018	21,324	9.65	11.78	251,884	-	0.75	1.35	(9.90)	(9.31)
2017	21,203	10.71	12.99	276,245	-	0.75	1.35	16.92	17.66
2016	20,762	9.16	11.04	229,921	-	0.75	1.35	(3.68)	(3.16)
2015	20,692	9.51	11.40	236,229	-	0.75	1.35	(3.26)	(2.65)
2014	20,351	9.83	11.71	238,696	-	0.75	1.35	3.04	3.72
Invesco V.I. Value Opportunities
2018	380	10.80	11.88	4,491	-	0.75	1.35	(22.80)	(22.30)
2017	376	13.99	15.29	5,727	0.02	0.75	1.35	12.28	12.92
2016	1,167	12.46	13.54	15,778	0.10	0.75	1.35	12.86	13.59
2015	3,410	11.04	11.92	40,635	0.65	0.75	1.35	(14.48)	(13.94)
2014	21,692	12.91	13.85	300,552	1.64	0.75	1.35	1.89	2.44
Ivy VIP Asset Strategy (a)
2018	9,261	8.21	8.21	76,012	1.97	0.75	0.75	(8.88)	(8.88)
2017	8,900	9.01	9.01	80,207	1.75	0.75	0.75	13.91	13.91
2016	7,135	7.91	7.91	56,434	0.63	0.75	0.75	(6.17)	(6.17)
2015	5,729	8.43	8.43	48,284	0.31	0.75	0.75	(11.73)	(11.73)
2014	-	9.55	9.55	-	-	0.75	0.75	(4.50)	(4.50)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Janus Henderson VIT Enterprise
2018	63,748	16.91	18.06	1,150,810	0.10	0.75	1.35	(4.89)	(4.34)
2017	42,424	17.78	18.88	800,315	0.16	0.75	1.35	21.61	22.36
2016	37,688	14.62	15.43	580,598	0.02	0.75	1.35	7.34	7.98
2015	35,905	13.62	14.29	512,272	0.69	0.75	1.35	(0.66)	(0.66)
2014	36,321	13.71	14.29	518,578	0.03	0.75	1.35	7.45	8.09
Janus Henderson VIT Research
2018	37,679	12.98	13.60	512,575	0.42	0.75	1.35	(7.02)	(6.40)
2017	29,917	13.96	14.53	434,557	0.27	0.75	1.35	22.13	22.82
2016	25,107	11.43	11.83	296,757	0.38	0.75	1.35	(4.03)	(3.43)
2015	35,919	11.91	12.25	439,517	0.54	0.75	1.35	0.59	1.24
2014	16,882	11.84	12.10	204,044	0.21	0.75	1.35	7.93	8.62
JPMorgan Insurance Trust Core Bond Portfolio (a)
2018	18,157	9.10	9.10	164,786	2.44	0.75	0.75	(3.91)	(3.91)
2017	18,913	9.47	9.47	179,285	2.42	0.75	0.75	(0.42)	(0.42)
2016	53,197	9.51	9.51	506,436	1.89	0.75	0.75	(1.96)	(1.96)
2015	65,457	9.70	9.70	635,197	2.36	0.75	0.75	(2.90)	(2.90)
2014	24,529	9.99	9.99	245,085	-	0.75	0.75	(0.10)	(0.10)
Lord Abbett Series Bond-Debenture VC (a)
2018	33,311	9.82	9.82	327,299	4.46	0.75	0.75	(7.62)	(7.62)
2017	31,803	10.63	10.63	338,031	3.87	0.75	0.75	5.25	5.25
2016	37,137	10.10	10.10	375,230	6.92	0.75	0.75	8.02	8.02
2015	12,659	9.35	9.35	118,359	8.38	0.75	0.75	(5.17)	(5.17)
2014	-	9.86	9.86	-	-	0.75	0.75	(1.40)	(1.40)
Lord Abbett Series Developing Growth VC (a)
2018	4,501	11.13	11.13	50,246	-	0.75	0.75	1.00	1.00
2017	4,408	11.02	11.02	48,713	-	0.75	0.75	25.23	25.23
2016	4,638	8.80	8.80	40,951	-	0.75	0.75	(6.28)	(6.28)
2015	91,617	9.39	9.39	860,000	-	0.75	0.75	(11.58)	(11.58)
2014	-	10.62	10.62	-	-	0.75	0.75	6.20	6.20

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS VIT II Research International
2018	33,210	6.50	8.17	270,814	1.04	0.75	1.35	(18.03)	(17.47)
2017	48,085	7.93	9.90	468,608	1.67	0.75	1.35	22.38	23.13
2016	44,416	6.48	8.04	356,609	1.19	0.75	1.35	(5.12)	(4.51)
2015	45,066	6.83	8.42	377,849	4.41	0.75	1.35	(6.31)	(5.82)
2014	36,369	7.29	8.94	322,069	1.12	0.75	1.35	(11.10)	(10.51)
MFS VIT Total Return
2018	116,565	10.17	11.67	1,361,787	1.98	0.75	1.35	(9.84)	(9.39)
2017	145,105	11.28	12.88	1,868,733	2.04	0.75	1.35	7.22	7.96
2016	173,333	10.52	11.93	2,068,519	2.76	0.75	1.35	4.16	4.74
2015	214,953	10.10	11.39	2,444,842	2.18	0.75	1.35	(4.81)	(4.21)
2014	297,661	10.61	11.89	3,526,915	1.59	0.75	1.35	3.61	4.21
MFS VIT Utilities
2018	29,300	11.43	16.78	475,313	0.83	0.75	1.35	(3.46)	(2.89)
2017	27,869	11.84	17.28	454,601	4.07	0.75	1.35	9.63	10.27
2016	35,545	10.80	15.67	539,929	2.47	0.75	1.35	6.40	7.11
2015	87,983	10.15	14.63	1,265,211	2.76	0.75	1.35	(18.34)	(17.90)
2014	77,017	12.43	17.82	1,338,101	2.38	0.75	1.35	7.62	8.33
Morgan Stanley VIF Emerging Markets Equity
2018	64,871	6.19	7.21	467,338	0.45	0.75	1.35	(21.05)	(20.51)
2017	53,845	7.84	9.07	488,045	0.78	0.75	1.35	29.16	29.94
2016	47,182	6.07	6.98	326,150	0.48	0.75	1.35	2.19	2.80
2015	38,841	5.94	6.79	262,981	1.19	0.75	1.35	(14.53)	(14.05)
2014	22,338	6.95	7.90	175,583	0.48	0.75	1.35	(8.67)	(8.03)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio (a)
2018	15,367	10.05	10.05	154,405	1.61	0.75	0.75	(12.68)	(12.68)
2017	11,550	11.51	11.51	132,893	1.28	0.75	0.75	15.33	15.33
2016	5,614	9.98	9.98	55,958	1.38	0.75	0.75	7.20	7.20
2015	4,418	9.31	9.31	41,106	2.50	0.75	0.75	(6.43)	(6.43)
2014	-	9.95	9.95	-	-	0.75	0.75	(0.50)	(0.50)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Morningstar Balanced ETF Asset Allocation Portfolio (a)
2018	32,222	9.66	9.66	311,167	2.05	0.75	0.75	(9.72)	(9.72)
2017	28,177	10.70	10.70	301,277	1.65	0.75	0.75	9.18	9.18
2016	22,433	9.80	9.80	219,705	1.96	0.75	0.75	4.48	4.48
2015	16,421	9.38	9.38	153,884	2.82	0.75	0.75	(5.82)	(5.82)
2014	599	9.96	9.96	5,965	2.31	0.75	0.75	(0.40)	(0.40)
Morningstar Conservative ETF Asset Allocation Portfolio (a)
2018	4,473	9.06	9.06	40,536	3.53	0.75	0.75	(6.02)	(6.02)
2017	1,034	9.64	9.64	9,958	-	0.75	0.75	2.34	2.34
2016	-	9.42	9.42	-	-	0.75	0.75	0.75	0.75
2015	-	9.35	9.35	-	-	0.75	0.75	(4.88)	(4.88)
2014	-	9.83	9.83	-	-	0.75	0.75	(1.70)	(1.70)
Morningstar Growth ETF Asset Allocation Portfolio (a)
2018	39,369	9.91	9.91	390,171	2.28	0.75	0.75	(11.44)	(11.44)
2017	13,276	11.19	11.19	148,555	1.46	0.75	0.75	12.92	12.92
2016	2,679	9.91	9.91	26,541	2.32	0.75	0.75	5.65	5.65
2015	612	9.38	9.38	5,741	1.30	0.75	0.75	(6.11)	(6.11)
2014	596	9.99	9.99	5,957	2.01	0.75	0.75	(0.10)	(0.10)
Morningstar Income and Growth ETF Asset Allocation Portfolio (a)
2018	19,249	9.35	9.35	180,031	2.04	0.75	0.75	(7.79)	(7.79)
2017	9,694	10.14	10.14	98,292	1.18	0.75	0.75	5.85	5.85
2016	4,727	9.58	9.58	45,237	1.78	0.75	0.75	2.46	2.46
2015	4,261	9.35	9.35	39,799	3.10	0.75	0.75	(5.27)	(5.27)
2014	-	9.87	9.87	-	-	0.75	0.75	(1.30)	(1.30)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account B
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Neuberger Berman AMT Sustainable Equity (b)
2018	31,099	19.79	21.37	665,661	0.18	0.75	1.35	(9.96)	(9.41)
2017	44,365	21.98	23.59	1,047,219	0.34	0.75	1.35	13.07	13.74
2016	44,501	19.44	20.74	923,653	0.55	0.75	1.35	4.97	5.60
2015	33,695	18.52	19.64	661,616	0.28	0.75	1.35	(4.83)	(4.24)
2014	41,140	19.46	20.51	842,836	0.12	0.75	1.35	5.42	6.05
Oppenheimer Global Fund/VA (a)
2018	45,410	10.42	10.42	473,787	0.68	0.75	0.75	(16.64)	(16.64)
2017	28,486	12.50	12.50	356,537	0.64	0.75	0.75	31.30	31.30
2016	19,464	9.52	9.52	185,646	0.80	0.75	0.75	(3.84)	(3.84)
2015	29,323	9.90	9.90	290,295	0.50	0.75	0.75	(0.10)	(0.10)
2014	777	9.91	9.91	7,700	-	0.75	0.75	(0.90)	(0.90)
Oppenheimer Main Street Small Cap Fund/VA
2018	9,254	22.07	24.27	223,118	0.07	0.75	1.35	(14.36)	(13.84)
2017	8,840	25.77	28.17	247,330	0.53	0.75	1.35	9.06	9.74
2016	10,072	23.63	25.67	256,074	0.22	0.75	1.35	12.63	13.33
2015	8,620	20.98	22.65	193,942	0.68	0.75	1.35	(10.07)	(9.54)
2014	12,055	23.33	25.04	296,543	0.67	0.75	1.35	6.87	7.51
Oppenheimer Total Return Bond Fund/VA
2018	31,209	6.28	6.61	204,839	3.44	0.75	1.35	(5.42)	(4.89)
2017	39,199	6.64	6.95	271,222	1.86	0.75	1.35	(0.15)	0.43
2016	57,669	6.65	6.92	397,469	2.76	0.75	1.35	(1.34)	(0.72)
2015	47,873	6.74	6.97	330,665	4.41	0.75	1.35	(3.58)	(2.92)
2014	47,397	6.99	7.18	338,420	5.63	0.75	1.35	2.34	2.87
PIMCO VIT All Asset
2018	11,554	11.33	12.46	140,075	3.19	0.75	1.35	(9.43)	(8.92)
2017	12,115	12.51	13.68	161,371	4.66	0.75	1.35	8.69	9.35
2016	12,648	11.51	12.51	154,207	2.66	0.75	1.35	8.08	8.78
2015	12,882	10.65	11.50	144,495	3.10	0.75	1.35	(12.85)	(12.35)
2014	20,291	12.22	13.12	262,111	5.65	0.75	1.35	(3.86)	(3.24)

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT CommodityRealReturn Strategy
2018	42,915	3.61	4.03	170,993	2.09	0.75	1.35	(17.77)	(17.25)
2017	48,305	4.39	4.87	232,820	9.37	0.75	1.35	(2.23)	(1.62)
2016	60,844	4.49	4.95	297,717	1.09	0.75	1.35	10.32	10.74
2015	50,766	4.07	4.47	225,368	5.09	0.75	1.35	(28.97)	(28.37)
2014	40,184	5.73	6.24	249,003	0.47	0.75	1.35	(21.83)	(21.51)
PIMCO VIT Emerging Markets Bond
2018	7,469	10.93	11.22	83,521	4.85	0.75	1.35	(8.92)	(8.33)
2017	5,464	12.00	12.24	66,737	6.16	0.75	1.35	5.08	5.70
2016	8,696	11.42	11.58	100,001	7.88	0.75	1.35	8.35	9.04
2015	2,007	10.54	10.62	21,262	6.71	0.75	1.35	(6.48)	(5.93)
2014	1,932	11.27	11.29	21,803	7.21	0.75	1.35	(2.93)	(2.34)
PIMCO VIT International Bond Portfolio (U.S. Dollar‑Hedged) (b)
2018	52,887	11.30	11.93	630,322	1.31	0.75	1.35	(2.25)	(1.65)
2017	53,160	11.56	12.13	644,421	4.66	0.75	1.35	(1.62)	(1.06)
2016	55,128	11.75	12.26	675,065	1.43	0.75	1.35	2.00	2.59
2015	67,193	11.52	11.95	800,283	2.46	0.75	1.35	(4.00)	(3.40)
2014	124,341	12.00	12.37	1,532,742	1.83	0.75	1.35	6.38	7.01
PIMCO VIT Low Duration
2018	64,278	7.74	8.52	546,601	1.86	0.75	1.35	(3.97)	(3.29)
2017	75,415	8.06	8.81	662,703	1.36	0.75	1.35	(3.01)	(2.44)
2016	75,395	8.31	9.03	678,424	1.66	0.75	1.35	(2.92)	(2.27)
2015	77,851	8.56	9.24	715,147	3.32	0.75	1.35	(3.93)	(3.45)
2014	94,661	8.91	9.57	900,882	1.11	0.75	1.35	(3.47)	(2.84)
PIMCO VIT Real Return
2018	140,061	9.36	10.29	1,439,778	2.57	0.75	1.35	(6.31)	(5.77)
2017	128,571	9.99	10.92	1,401,561	2.33	0.75	1.35	(0.79)	(0.18)
2016	155,837	10.07	10.94	1,700,812	2.27	0.75	1.35	0.70	1.30
2015	177,499	10.00	10.80	1,914,023	3.75	0.75	1.35	(6.89)	(6.25)
2014	222,127	10.74	11.52	2,556,223	1.40	0.75	1.35	(1.29)	(0.78)

(b) Name change. See Note 1.

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Total Return (a)
2018	19,931	9.20	9.20	183,397	2.54	0.75	0.75	(4.27)	(4.27)
2017	23,525	9.61	9.61	226,220	1.94	0.75	0.75	0.95	0.95
2016	25,573	9.52	9.52	243,620	2.64	0.75	0.75	(1.24)	(1.24)
2015	24,287	9.64	9.64	234,188	6.03	0.75	0.75	(3.31)	(3.31)
2014	11,765	9.97	9.97	117,347	2.31	0.75	0.75	(0.30)	(0.30)
Putnam VT Small Cap Value (a)
2018	1,702	9.20	9.20	15,662	0.43	0.75	0.75	(22.88)	(22.88)
2017	1,639	11.93	11.93	19,552	0.42	0.75	0.75	3.92	3.92
2016	732	11.48	11.48	8,401	1.09	0.75	0.75	22.78	22.78
2015	695	9.35	9.35	6,501	0.12	0.75	0.75	(7.79)	(7.79)
2014	-	10.14	10.14	-	-	0.75	0.75	1.40	1.40
Royce Micro-Cap
2018	16,658	7.71	9.18	151,455	-	0.75	1.35	(12.88)	(12.40)
2017	18,716	8.85	10.48	191,917	0.63	0.75	1.35	0.68	1.35
2016	20,491	8.79	10.34	210,236	0.68	0.75	1.35	14.60	15.27
2015	21,327	7.67	8.97	189,835	-	0.75	1.35	(16.17)	(15.70)
2014	55,038	9.15	10.64	583,540	-	0.75	1.35	(7.67)	(7.07)
T. Rowe Price Health Sciences (a)
2018	61,974	13.73	13.73	851,656	-	0.75	0.75	(2.90)	(2.90)
2017	22,885	14.14	14.14	324,122	-	0.75	0.75	22.64	22.64
2016	16,893	11.53	11.53	195,210	-	0.75	0.75	(14.02)	(14.02)
2015	17,718	13.41	13.41	237,666	-	0.75	0.75	8.32	8.32
2014	742	12.38	12.38	9,188	-	0.75	0.75	23.80	23.80
Templeton Developing Markets VIP Fund (a)
2018	17,321	8.82	8.82	152,845	0.89	0.75	0.75	(18.93)	(18.93)
2017	17,711	10.88	10.88	192,806	1.14	0.75	0.75	35.16	35.16
2016	14,145	8.05	8.05	113,876	0.99	0.75	0.75	13.22	13.22
2015	7,643	7.11	7.11	54,390	1.04	0.75	0.75	(22.63)	(22.63)
2014	259	9.19	9.19	2,381	-	0.75	0.75	(8.10)	(8.10)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account B
Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Templeton Global Bond VIP Fund (a)
2018	137,719	8.66	8.66	1,193,640	-	0.75	0.75	(1.81)	(1.81)
2017	128,792	8.82	8.82	1,136,986	-	0.75	0.75	(1.89)	(1.89)
2016	124,241	8.99	8.99	1,117,166	-	0.75	0.75	(0.88)	(0.88)
2015	16,520	9.07	9.07	149,763	10.44	0.75	0.75	(7.83)	(7.83)
2014	2,723	9.84	9.84	26,792	-	0.75	0.75	(1.60)	(1.60)
Western Asset Variable Global High Yield Bond
2018	5,337	10.71	10.76	57,563	3.95	0.75	1.35	(8.27)	(7.67)
2017	7,608	11.60	11.73	89,296	5.41	0.75	1.35	3.81	4.41
2016	6,374	11.11	11.30	72,009	3.57	0.75	1.35	10.46	11.10
2015	15,441	10.00	10.23	155,675	3.39	0.75	1.35	(10.11)	(9.50)
2014	42,073	11.05	11.38	466,884	5.02	0.75	1.35	(5.72)	(5.15)

(a) Prior year new subaccount. See Note 1.

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.  Average net assets is a simple average of beginning net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
(2) These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to the unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.  The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values.  See Note 2.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  The total return is calculated for the period indicated or from the inception date through the end of the reporting period.
(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.
5. Subsequent Events
The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

PART C
OTHER INFORMATION
Item 24.  Financial Statements and Exhibits
(a)	Financial Statements
The following financial statements are included in Part B of this Registration Statement: (1) the audited financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2018 and 2017, and for each of the specified periods ended December 31, 2018, 2017 and 2016; and (2) the audited financial statements of Variable Annuity Account B  at December 31, 2018, and for each of the specified periods ended December 31, 2018 and 2017.
(b)	Exhibits
(1)	Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(e)
(2)	Not Applicable
(3)	(a)	Distribution Agreement(z)
(b)	Marketing Organization Agreement(e)
(i)	Amendment to Marketing Organization Agreement – Anti‑Money Laundering Requirement(l)
(c)	Commission Schedule(y)
(d)	Third Party Sales Agreement(h)
(4)	(a)	Individual Contract (Form FSB236 1‑05)(f)
(b)	Individual Contract – Unisex (Form FSB236 1‑05U)(f)
(c)	Alternate Withdrawal Charge Rider (Form FSB223 5‑04)(e)
(d)	IRA Endorsement (Form FSB203 5‑04)(e)
(e)	Roth IRA Endorsement (Form FSB206 5‑04)(e)
(f)	Guaranteed Minimum Income Benefit Rider (Form FSB240 5‑04)(e)
(g)	Guaranteed Minimum Withdrawal Benefit Rider (Form FSB241 5‑04)(e)
(h)	Annual Stepped Up Death Benefit Rider (Form FSB218 10‑01)(b)
(i)	Credit Enhancement Rider (Form FSB222 7‑02)(c)
(j)	Asset Allocation Rider (Form FSB225 10‑01)(b)
(k)	Dollar Cost Averaging Rider (Form FSB226 10‑01)(b)
(l)	Bonus Credit Endorsement (Form FSB238 7-02)(d)
(m)	Disability Rider (Form FSB220 10‑01)(b)
(n)	Tax Sheltered Annuity Endorsement (Form FSB202 R2‑97)(a)
(o)	Loan Endorsement (Form FSB221 10‑01)(e)
(5)	(a)	Individual Application (Form FSB237 (08-13))(y)
(b)	Application Supplement (Form FSB237 SUPP A (2‑08))(n)
(c)	Application Supplement (Form FSB237 SUPP B (2‑08))(n)
(6)	(a)	Declaration and Certificate of Incorporation of First Security Benefit Life Insurance and Annuity Company of New York(x)
(b)	Bylaws of First Security Benefit Life Insurance and Annuity Company of New York(g)

(7)	Automatic Reinsurance Agreement(w)
(8)	(a)	Participation Agreement – AIM(h)
(i)	Amendments Nos. 1 and 2 to Participation Agreement(t)
(ii)	Amendments No. 3 to Participation Agreement(t)
(b)	Participation Agreement – AllianceBernstein(q)
(c)	Participation Agreement – ALPS (Morningstar)(aa)
(d)	Participation Agreement – American Century(o)
(e)	Participation Agreement – American Funds(v)
(f)	Participation Agreement – BlackRock(o)
(g)	Participation Agreement – Dreyfus(t)
(i)	Amendment Nos. 1, 2 and 3 to Participation Agreement(t)
(h)	Participation Agreement - Fidelity(ab)
(i)	Participation Agreement – Franklin/Templeton(w)
(j)	Participation Agreement – Ivy(ac)
(k)	Participation Agreement – Janus(m)
(l)	Participation Agreement – JPMorgan(z)
(m)	Participation Agreement – Legg Mason(z)
(n)	Participation Agreement – Lord Abbett(o)
(o)	Participation Agreement – MFS(aa)
(p)	Participation Agreement – Morgan Stanley(x)
(q)	Participation Agreement – Neuberger Berman(aa)
(r)	Participation Agreement – Oppenheimer(o)
(s)	Participation Agreement – PIMCO(u)
(i)	Amendment Nos. 1, 2, 3 and 4 to Participation Agreement(u)
(t)	Participation Agreement – Putnam(q)
(u)	Participation Agreement – Royce Capital Fund(n)
(v)	Participation Agreement – Rydex(p)
(w)	Participation Agreement – SBL Fund(v)
(x)	Participation Agreement – T. Rowe Price(v)
(y)	Information Sharing Agreement – AIM(j)
(z)	Information Sharing Agreement – ALPS (Ibbotson)(t)
(aa)	Information Sharing Agreement – American Century(j)
(ab)	Information Sharing Agreement – American Funds(v)
(ac)	Information Sharing Agreement – Dreyfus(j)
(ad)	Information Sharing Agreement – Fidelity(v)
(ae)	Information Sharing Agreement – Franklin/Templeton Distributors, Inc.(q)
(af)	Information Sharing Agreement – Ivy(t)
(ag)	Information Sharing Agreement – Janus(k)
(ah)	Information Sharing Agreement – Legg Mason(n)
(ai)	Information Sharing Agreement – MFS(j)
(aj)	Information Sharing Agreement – Neuberger Berman(s)
(ak)	Information Sharing Agreement – Oppenheimer(j)
(al)	Information Sharing Agreement – PIMCO(u)
(am)	Information Sharing Agreement – Putnam(t)
(an)	Information Sharing Agreement – Royce(j)
(ao)	Information Sharing Agreement – Rydex(j)
(ap)	Information Sharing Agreement – SBL Fund(r)
(aq)	Information Sharing Agreement – T. Rowe Price(t)
(ar)	Information Sharing Agreement – Van Kampen(j)

(9)	Opinion of Counsel(y)
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not Applicable
(12)	Not Applicable
(13)	(a)	Powers of Attorney of Barry G. Ward, John F. Guyot, Michael P. Kiley, Douglas G. Wolff, Katherine P. White, Wayne S. Diviney, Stephen A. Crane, Stephen R. Herbert and Roger S. Offermann(x)
(b)	Power of Attorney of John P Wohletz(z)
(c)	Power of Attorney of Joseph W Wittrock(aa)
(a)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33‑83240 (filed April 30, 1998).
(b)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑89236 (filed May 28, 2002).
(c)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑89236 (filed July 19, 2002).
(d)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑89236 (filed February 28, 2003).
(e)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑118136 (filed August 12, 2004).
(f)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑120600 (filed November 18, 2004).
(g)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033‑83240 (filed April 28, 2006).
(h)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑89236 (filed April 28, 2006).
(i)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed April 13, 2007).
(j)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033‑85592 (filed April 27, 2007).
(k)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑120600 (filed April 27, 2007).
(l)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed April 13, 2007).
(m)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑120600 (filed April 28, 2008).
(n)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑120600 (filed April 30, 2009).
(o)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed April 15, 2011).
(p)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑120600 (filed April 30, 2010).
(q)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed December 28, 2012).
(r)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed April 27, 2007).
(s)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑84159 (filed April 27, 2009).
(t)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed February 21, 2013).
(u)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑120600 (filed April 27, 2012).
(v)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed April 30, 2014)
(w)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed April 30, 2015)
(x)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed April 29, 2016)
(y)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑120600 (filed April 30, 2015)
(z)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed April 28, 2017)
(aa)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑142084 (filed April 30, 2018)
(ab)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑89236 (filed April 28, 2008).
(ac)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2019).

Item 25.  Directors and Officers of the Depositor
Name and Principal Business Address	Positions and Offices with Depositor
Michael P. Kiley*	Chief Executive Officer and Director
Douglas G. Wolff*	President and Director
John F. Guyot*	Senior Vice President, General Counsel, Secretary, and Director
Roger S. Offermann*	Senior Vice President, Lead Actuary and Director

Name and Principal Business Address	Positions and Offices with Depositor
Barry G. Ward*	Senior Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer, and Director
Joseph W. Wittrock	Senior Vice President, Chief Investment Officer and Director
Stephen A. Crane 480 Park Avenue New York, NY 10022	Director
Wayne S. Diviney 9496 Bay Front Drive Norfolk, VA 23518	Director
Stephen R. Herbert 1100 Summer Street Stamford, CT 06905	Director
Katherine P. White 1035 5th Avenue, Apt. 14D New York, NY 10028	Director
Rui Guo*	Vice President and Product Actuary
Carmen R. Hill*	Vice President and Chief Compliance Officer
John R. Keddy*	Vice President, Chief Technology Officer and Chief Information Security Officer
Susan J. Lacey*	Vice President and Controller
Danny D. Purcell*	Vice President and Valuation Actuary
Jeanne R. Slusher*	Vice President and Director of Audit
Christopher D. Swickard*	Vice President, Associate General Counsel and Assistant Secretary
John Wohletz*	Vice President and Chief Accounting Officer
Peggy S. Avey 350 Park Avenue, 14th Floor New York, New York 10022	Second Vice President, Chief Administrative Officer, and Assistant Secretary
*Located at One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 26.  Persons Controlled by or Under Common Control with the Depositor or Registrant
The Depositor, First Security Benefit Life Insurance and Annuity Company of New York (“FSBL” or “the Company”), is a wholly-owned subsidiary of SBL Holdings, LLC. The Registrant is a segregated asset account of FSBL. The list of companies controlled by or under common control with SBL Holdings, LLC is set forth below.
Name	Jurisdiction	Percent of Voting Securities Owned
Todd L. Boehly, Individual
100 N. Crescent LLC	DE	100%	by 100 N. Cresent Holdings LLC
100 N. Cresent Holdings LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
1100 West Holdings II, LLC	DE	50%	by Mondrian Miami Investment LLC
1100 West Holdings, LLC	DE	100%	by 1100 West Holdings II, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
1100 West Properties, LLC	DE	100%	by 1100 West Holdings, LLC
13 FEG Asset Production, LLC	DE	100%	by 13FEG Ops, LLC
13 FEG Haunted Holdings, LLC	DE	100%	by 13FEG Ops, LLC
13 FEG LA Holdings, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13 FEG Touring Events, LLC	DE	100%	by 13FEG Ops, LLC
1300 South Miami Employer, LLC	DE	100%	by SBE Hotel Group, LLC
1300 South Miami JV, LLC	DE	50%	by 1300 South Miami SBEHG Equity, LLC
1300 South Miami SBEHG Equity, LLC	DE	100%	by SBE Hotel Group, LLC
13FEG Alamo Production, LLC	DE	100%	by 13 FEG Asset Production, LLC
13FEG Columbus Holdings, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13FEG IP, LLC	DE	100%	by Thirteenth Floor Entertainment Group, LLC
13FEG Jacksonville Holdings, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13FEG New Orleans, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
13FEG Ops, LLC	DE	100%	by Thirteenth Floor Entertainment Group, LLC
13th Floor Denver Holdings, LLC	CO	100%	by 13 FEG Haunted Holdings, LLC
1645 NW, LLC	CA	51%	by SBE Restaurant Group, LLC
1650 Schraeder Blvd., LLC	CA	100%	by SBE Restaurant Group, LLC
1701 Collins (Miami) Manager, LLC	DE	49.5%	by SBEEG Holdings, LLC
1743 Cahuenga, LLC	CA	89.25%	by SBE Restaurant Group I, LLC
1776 Collins CSB Employer, LLC	DE	100%	by SBE Restaurant Group, LLC
1776 Collins Management, LLC	DE	100%	by SBE Hotel Group, LLC
1801 SBE Eats, LLC	CA	50%	by SBEEG Holdings, LLC
1801 SBE Eats, LLC	CA	50%	by SN SBE Eats, LLC
2525 Atlantic LLC	DE	100%	by Eldridge Charlston LLC
29 E 29th Employer, LLC	DE	100%	by SBE Hotel Group, LLC
29 E 29th Management, LLC	DE	100%	by SBE Hotel Group, LLC
313 South Broad SBE Member, LLC	DE	100%	by SBE Hotel Group, LLC
333 Fish Tacos NY 1, LLC	NY	100%	by Fish Tacos NY 1, LLC
37-41 Mortimer GP LTD	GBR	100%	by 37-41 Mortimer Street LLP
37-41 Mortimer LP	GBR	99.99%	by 37-41 Mortimer Unit Trust
37-41 Mortimer Nominee 1 Ltd	GBR	100%	by 37-41 Mortimer GP LTD
37-41 Mortimer Nominee 2 Ltd	GBR	100%	by 37-41 Mortimer GP LTD
37-41 Mortimer Opco Ltc	GBR	100%	by 37-41 Mortimer Street LLP
37-41 Mortimer Street LLP	GBR	0%	Board rights held by CH Capital A Holdings LLc
37-41 Mortimer Unit Trust	JEY	99.99%	by 37-41 Mortimer Street LLP

Name	Jurisdiction	Percent of Voting Securities Owned
444 Park Avenue Employer, LLC	DE	100%	by SBE Hotel Group, LLC
45-501,LLC	DE	100%	by FX Leasing, LLC
45-502, LLC	DE	100%	by FX Leasing, LLC
45-506, LLC	DE	100%	by FX Leasing, LLC
495 ABC License LLC	CA	100%	by 495 Geary LLC
495 Geary LLC	DE	99%	by Clift Holdings LLC
58th Street Bar Company LLC	DE	100%	by Hudson Pledgor, LLC
618 Ocean LLC	DE	33.33%	by Eldridge Charlston LLC
6611 Hollywood Whitley, LLC	CA	100%	by SBE Restaurant Group, LLC
6623 Hollywood Cherokee, LLC	CA	100%	by SBE Restaurant Group, LLC
700 Edgewater Development Mezz, LLC	DE	100%	by CHE Edgewater LLC
700 Edgewater Development Parent, LLC	DE	40%	by CHE Edgewater LLC
700 Edgewater Development, LLC	DE	100%	by CHE Edgewater LLC
7080 HW La Brea, LLC	CA	100%	by SBE Restaurant Group, LLC
720 NE Street Holdco LLC	DE	100%	by CHE NE Street LLC
720 NE Street LLC	DE	50%	by CHE NE Street LLC
720 NE Street PropCo LLC	DE	100%	by CHE NE Street LLC
801 SMA Lessee, LLC	DE	100%	by SBE Hotel Group, LLC
9077 SM Operator LLC	CA	100%	by SBE Restaurant Group, LLC
9350 Civic Center Drive, LLC	DE	100%	by 9350 Civic Center JV, LLC
9350 Civic Center JV, LLC	DE	50%	by SBC Civic Center LLC
A Bus Could Run Limited	GBR	100%	by Fulwell 73 Limited
A24 Analytics LLC	DE	100%	by A24 Films LLC
A24 Distribution, LLC	DE	100%	by A24 Films LLC
A24 Films, LLC	DE	35%	by Valence A24, LLC
A24 International LLC	DE	100%	by A24 Films LLC
A24 Investments LLC	DE	100%	by A24 Films LLC
A24 Merch LLC	DE	100%	by A24 Films LLC
A24 Music LLC	DE	100%	by A24 Films LLC
A24 Productions 1 LLC	DE	100%	by A24 Films LLC
A24 Services, LLC	DE	100%	by A24 Films LLC
A24 Studios LLC	DE	100%	by A24 Films LLC
A24 TV Inc.	DE	100%	by A24 TV LLC
A24 TV LLC	DE	100%	by A24 Films LLC
A24 Ventures LLC	DE	100%	by A24 Films LLC
AB 148 Madison, LLC	NY	100%	by Aurify Brands, LLC
ABA Products LLC	DE	100%	by Lifestyle Products Group LLC

Name	Jurisdiction	Percent of Voting Securities Owned
ACS Nextant Holdings LLC	DE	100%	by SCF Aviation Capital LLC
Aequitas Estates (Poyle) Ltd	GBR	100%	by GDL (Aylesbury) Ltd
After The Fact LLC	DE	100%	by A24 Films LLC
Air Eldridge LLC	DE	100%	by Eldridge Industries, LLC
Aircraft Hangar Services LLC	DE	100%	by Air Eldridge LLC
Apocalypse Events LLC	CO	100%	by 13 FEG Touring Events, LLC
Arlington Funding LLC	DE	100%	by CBAM Funding 2016-1 LLC
Arotr LLC	DE	49%	by StarVista Live LLC
Artstar Productions, LLC	CA	100%	by Keshet/dcp LLC
Ascot Funding 1, Ltd	CYM	0%	Mgmt. by CBAM CLO Management LLC
Asylum Holdings, LLC	CO	100%	by 13 FEG Haunted Holdings, LLC
Aurify Brands Holdings, LLC	NY	100%	by Aurify Brands, LLC
Aurify Brands, LLC	NY	70.3%	by Wanamaker Portfolio Trust, LLC
Aurify Fish Tacos Holdings LLC	NY	100%	by Aurify Brands Holdings, LLC
Aviation Gin, LLC	DE	40%	by Capital Brands Spirits, LLC
Baleta sp.zo.o	Poland	100%	by PZO JV B.V.
Ballinshire Asset Holdings, LLC	DE	100%	by Ballinshire Capital Funding Trust
Ballinshire Capital Funding Trust	DE	100%	by EL Funding, LLC
Ballinshire FA Holdings, LLC	NJ	100%	by Ballinshire Capital Funding Trust
Bambino Films LLC	DE	100%	by MRC II Holdings, LP
Bambino Films UK Limited	GBR	100%	by MRC II Holdings, LP
Banner Creek Bridge, LLC	KS	100%	by Security Benefit Corporation
Bath Road Properties Ltd.	GBR	75%	by Galliard Developments Ltd
BBMA Holdings I, LLC	DE	100%	by dcp LLC
BBMA Holdings II, LLC	DE	51%	by BBMA Parent, LLC
BBMA Holdings, LLC	DE	100%	by DCP Rights, LLC
BBMA Parent, LLC	DE	100%	by CP Investment Holdings, LLC
BD-100-1A10 20084, LLC	DE	100%	by FX Leasing, LLC
BD-700-1A10 9147, LLC	DE	100%	by FX Leasing, LLC
Beach Hotel Associates LLC	DE	100%	by Hudson Delano Senior Mezz LLC
Beaumont Hills LLC	DE	100%	by Cain Hoy UK Holdings Limited
BEEU The Film Limited	GBR	100%	by Fulwell 73 UK Limited
Benedict White, LLC	CA	100%	by MRC II Holdings, LP
Bethesda Funding LLC	DE	100%	by CBAM Funding 2016-1 LLC
BH Luxury Residences, LLC	DE	100%	by BHLR Investco, LLC
BHLR Investco, LLC	DE	65%	by CI BH Holdings LLC
Big Week Productions, LLC	CA	100%	by MRC II Holdings, LP
Big Week, Limited	GBR	100%	by MRC II Holdings, LP
Billboard I, LLC	DE	100%	by PGM Entertainment Group, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Billboard IP Holdings LLC	DE	50%	by Billboard I, LLC
Billboard IP Holdings, LLC	DE	50%	by BBMA Holdings, LLC
Billboard Media Holdings LLC	DE	60%	by Mirror Media IP Holdings, LLC
Bird of Paradise LLC	DE	100%	by A24 Films LLC
Blue Cat Productions, LLC	DE	100%	by MRC II Holdings, LP
Bombshow Productions, LLC	CA	100%	by Keshet/dcp LLC
Brewskee Limited	GBR	97%	by Competitive Socialising Limited
Bridge Road Southall 2 Ltd	GBR	100%	by Bridge Road Southall Ltd
Bridge Road Southall Ltd	GBR	64.3%	by Galliard Developments Ltd
Broad and Spruce Associates, L.P.	PA	99%	by Broad and Spruce Limited Partner, LLC
Broad and Spruce JV, LLC	PA	50%	by 313 South Broad SBE Member, LLC
Broad and Spruce Limited Partner, LLC	PA	100%	by Broad and Spruce JV, LLC
Bros The Film Limited	GBR	100%	by Fulwell 73 UK Limited
Buda Hills JV B.V.	Netherlands	90%	by CIEF1 UK Holdings Limited
C092 The Film Limited	GBR	50%	by Fulwell 73 Limited
C4G Holdings LLC	DE	100%	by Lifestyle Products Group LLC
Cain Hoy Enterprises (U.K.) Limited	GBR	100%	by Cain Hoy UK Holdings Limited
Cain Hoy Finance Limited	GBR	100%	by CH Capital A Holdings LLc
Cain Hoy UK Holdings Limited	MLT	100%	by CHE UK Holdings LP
Cain Hoy US LLC	DE	100%	by Cain International LP
Cain International Advisers Ltd	GBR	100%	by Cain International AM LP
Cain International Agent Ltd	GBR	100%	by Cain International AM LP
Cain International AM LP	GBR	0%	Mgmt. by CI AM GP Ltd
Cain International Equity Fund 1 CIP GP	JEY	100%	by Cain International AM LP
Cain International Equity Fund 1 CIP LP	JEY	0%	Mgmt. by Cain International Equity Fund 1 CIP GP
Cain International Equity Fund 1 GP Limited	JEY	100%	by Cain International AM LP
Cain International Equity Fund 1 LP	JEY	0%	Mgmt. by Cain International Equity Fund 1 GP Limited
Cain International II LP	DE	0%	Mgmt. by Eldridge CH GP LLC
Cain International LP	DE	0%	Mgmt. by Eldridge CH GP LLC
Cain International Management Ltd	GBR	100%	by Cain International AM LP
Cain International UK Services Ltd	GBR	100%	by Cain International AM LP
Cain International US Services LP	DE	0%	Mgmt. by CI US Services GP LLC
Canon Portfolio Trust, LLC	KS	100%	by EL Funding, LLC
Cape SoHo Hotel, LLC	NY	20%	by MHG 150 Lafayette Investment LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Capital Brands Spirits, LLC	DE	60%	by Celebrity Brands Capital Partners, LLC
Cardamom RE HQ, LLC	DE	100%	by Security Benefit Corporation
CardCash Holdings, LLC	DE	86%	by Wanamaker Portfolio Trust, LLC
Cavalcade Productions, LLC	DE	100%	by MRC II Holdings, LP
CBAM 2018-5 Ltd	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM 2018-6 Ltd	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM 2018-7, Ltd	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM 2018-8, Ltd	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM Business Services LLC	DE	100%	by CBAM Holdings, LLC
CBAM Charleston, LLC	DE	100%	by CBAM Holdings, LLC
CBAM CLO 2017-1, LTD	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM CLO 2017-2, LTD	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM CLO 2017-3, LTD	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM CLO 2017-4, LTD	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM CLO Management LLC	DE	100%	by CBAM Partners, LLC
CBAM Funding 2016-1 LLC	DE	100%	by EL Funding, LLC
CBAM Holdings, LLC	DE	63%	by Eldridge AM Holdings, LLC
CBAM Loan Opportunities Funding LLC	CYM	0%	Mgmt. by CBAM CLO Management LLC
CBAM Partners, LLC	DE	100%	by CBAM Holdings, LLC
CBCP Holdings, LLC	DE	100%	by EL Funding, LLC
Cedar Hotel Holdings LLC	DE	49%	by MHG North State Street Investment LLC
Cedar Hotel LLC	DE	100%	by Cedar Hotel Holdings LLC
Celebrity Brands Capital Partners, LLC	DE	20%	by CBCP Holdings, LLC
CF-G Funding II, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CF-G Funding III, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CF-G Funding, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CH Capital A Holdings LLC	DE	100%	by Cain Hoy UK Holdings Limited
CH Galliard (Courchevef PW) LLP	GBR	0%	Board rights held by CH Capital A Holdings LLC
CH Kansas, LLC	KS	100%	by Security Benefit Corporation
CH McCourt (The Stage) LLC	DE	0%	Board rights held by CH Capital A Holdings LLC
Chain Bridge Opportunistic Funding, LLC	KS	100%	by Security Benefit Corporation
CHE 830 Brickell LLC	DE	100%	by CHE Miami Holdings LLC
CHE Edgewater LLC	DE	100%	by CHE Miami Holdings LLC
CHE Miami Holdings LLC	DE	100%	by CHE US Holdings LLC

Name	Jurisdiction	Percent of Voting Securities Owned
CHE NE Street LLC	DE	100%	by CHE Miami Holdings LLC
CHE SBE Holdings, LLC	DE	100%	by CHE US Holdings LLC
CHE SJG Holdings LLC	DE	100%	by CHE US Holdings LLC
CHE SJG LLC	DE	100%	by CHE SJG Holdings LLC
CHE South Brickell LLC	DE	100%	by CHE Miami Holdings LLC
CHE UK GP Limited	JEY	100%	by Cain International LP
CHE UK Holdings LP	JEY	0%	Mgmt. by CHE UK GP Limited
CHE US Holdings LLC	DE	100%	by Cain International LP
Chemex I Corp.	OK	100%	by El Dorado Chemical Company
Cherokee Nitrogen L.L.C.	OK	100%	by LSB Chemical L.L.C.
Christopher Hotel Holdings LLC	DE	49%	by MHG St. Barths Investment LLC
Chubby Panda LLC	DE	100%	by A24 Films LLC
CI AM GP Ltd	GBR	100%	by Cain International II LP
CI BH Holdings II LLC	DE	71.49%	by Cain International LP
CI BH Holdings LLC	DE	71.5%	by Cain International LP
CI CB3 Subfund	IRL	100%	by Cain International Equity Fund 1 LP
CI FCL Investor GP Limited	GBR	100%	by Cain International LP
CI FCL Investor LP	GBR	100%	by CI FCL Investor GP Limited
CI Founder Partner GP LLC	DE	100%	by Cain International LP
CI Founder Partner LP	DE	0%	Mgmt. by CI Founder Partner GP LLC
CI US Services GP LLC	DE	100%	by Cain International AM LP
CIEF1 UK Holdings Limited	GBR	100%	by Cain International Equity Fund 1 LP
CLC Productions, LLC	DE	100%	by dick clark productions, LLC
Cleo- Downtown L.A., LLC	DE	100%	by SBE Restaurant Group, LLC
Cleo W. 3rd, LLC	DE	100%	by SBE Restaurant Group, LLC
Click Records, Inc.	DE	100%	by dcp Holdco I, LLC
Clift Holdings LLC	DE	0%	Mgmt. by Morgans Group LLC
Collins Park, LLC	KS	100%	by Dayton Funding, LLC
Colpy Limited	JEY	100%	by Dynamo PW S.a.r.l.
Company Prime, LLC	DE	100%	by MRC II Holdings, LP
Competitive Socialising Limited	GBR	68.81%	by Jampurchaseco Limited
Competitive Socializing U.S., Inc.	DE	100%	by Competitive Socialising Limited
Corporate Funding VIII, LLC	DE	100%	by SL Funding, LLC
Country Cruise 16 LLC	DE	100%	by StarVista Live LLC
Country Cruise 17 LLC	DE	100%	by StarVista Live LLC
Country Cruise II, LLC	DE	100%	by StarVista Live LLC
Country Cruise LLC	DE	100%	by StarVista Live LLC
Country Music Cruise 18 LLC	DE	100%	by StarVista Live LLC
Country Music Cruise 19 LLC	DE	100%	by StarVista Live LLC

Name	Jurisdiction	Percent of Voting Securities Owned
CP Guarantor, LLC	DE	100%	by MRC II Holdings, LP
CP Investment Holdings, LLC	DE	100%	by dcp Holdco II, LLC
CP Lender, LLC	DE	100%	by MRC II Holdings, LP
CPD Funding 2016-1 LLC	DE	100%	by SL Funding, LLC
CPI Productions, Inc.	DE	100%	by dcp Holdco I, LLC
Craneshaw House Limited	GBR	66%	by Galliard Developments Ltd
CSL (Jam) Limited	GBR	100%	by Competitive Socialising Limited
Dakota Development Company, LLC	NV	100%	by SBEEG Holdings, LLC
Dandridge Invest, S.L.	Spain	100%	by Delin Capital Yellow JV S.a r.l
Davisville Holdings S.a r.l	LUX	90%	by CIEF1 UK Holdings Limited
Dawn Acres, LLC	KS	100%	by Security Benefit Corporation
Dayton Funding, LLC	DE	100%	by Security Benefit Corporation
DC Company Music, LLC	CA	100%	by dick clark productions, LLC
dcp Corp.	DE	100%	by dcp Holdco I, LLC
DCP Funding LLC	DE	81.5%	by Valence Media Partners, LLC
DCP Guaranty Services, LLC	DE	100%	by dick clark productions, LLC
dcp Holdco I, LLC	DE	100%	by DCP Funding LLC
dcp Holdco II, LLC	DE	100%	by Mirror Media IP Holdings, LLC
dcp LLC	DE	100%	by CP Investment Holdings, LLC
DCP Rights, LLC	DE	100%	by DCP Guaranty Services, LLC
dcp TL Funding LLC	DE	50%	by CP Investment Holdings, LLC
Dcpg investco, LLC	DE	100%	by dcp LLC
Dcpl investco, LLC	DE	100%	by dcp LLC
Delin Capital Yellow JV S.a r.l	LUX	50%	by CIEF1 UK Holdings Limited
Denver Zombie Crawl, LLC	CO	100%	by 13 FEG Touring Events, LLC
Desert Screams LLC	AZ	100%	by 13 FEG Haunted Holdings, LLC
DHAI Video LLC	DE	100%	by Direct Holdings Global LLC
Dick Clark Communications, Inc.	DE	100%	by dcp Holdco I, LLC
Dick Clark Features, Inc.	CA	100%	by dcp Holdco I, LLC
Dick Clark Film Group, Inc.	CA	100%	by dcp Holdco I, LLC
Dick Clark Kids, Inc.	DE	100%	by dcp Holdco I, LLC
Dick Clark Media Archives, LLC	CA	100%	by dick clark productions, LLC
dick clark productions, LLC	DE	100%	by dcp LLC
Dick Clark Restaurants, Inc.	DE	100%	by dcp Holdco I, LLC
Digital Media Asset Holdings, LLC	DE	100%	by Media Capital Holdings, LLC
Direct Holdings Americas, Inc.	DE	100%	by Direct Holdings U.S. Corp.
Direct Holdings Channel LLC	DE	100%	by Direct Holdings Global LLC
Direct Holdings Cruise Production LLC	DE	100%	by Direct Holdings Global LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Direct Holdings Customer Service Inc.	DE	100%	by Direct Holdings Americas, Inc.
Direct Holdings Global LLC	DE	100%	by DCP Funding LLC
Direct Holdings IP LLC	DE	100%	by Direct Holdings U.S. Corp.
Direct Holdings Libraries Inc.	DE	100%	by Direct Holdings Americas, Inc.
Direct Holdings U.S. Corp.	DE	100%	by Direct Holdings Global LLC
DLICT, LLC	DE	75%	by Eldridge Industries, LLC
DNBR Funding II, LLC	DE	100%	by Dunbarre Insurance Agency, LLC
DNBR Funding, LLC	KS	100%	by Dunbarre Insurance Agency, LLC
Do It Live LLC	DE	100%	by A24 Films LLC
Dos Hermanas LLC	DE	100%	by A24 Films LLC
Downtown Arena Lounge, LLC	DE	50%	by SBE Restaurant Group, LLC
DS Malecon Holdings LLC	DE	100%	by Steamboat Portfolio Trust, LLC
DS MB Holdings LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Dunbarre Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
Dynamo 1C S.a.r.l.	DE	100%	by Dynamo Holdings SCSP
Dynamo GP S.a.r.l.	LUX	50%	by CH Galliard (Courchevef PW) LLP
Dynamo Holdings SCSP	LUX	0%	Mgmt. by Dynamo GP S.a.r.l.
Dynamo PW S.a.r.l.	LUX	100%	by Dynamo Holdings SCSP
E10 Holdings Kft	Hungary	100%	by Buda Hills JV B.V.
E10 Project Kft	Hungary	100%	by E10 Holdings Kft
EDC Ag Products Company L.L.C.	OK	100%	by El Dorado Chemical Company
Effington Invest, S.L.	Spain	100%	by Dandridge Invest, S.L.
El Dorado Ammonia L.L.C.	OK	100%	by El Dorado Chemical Company
El Dorado Chemical Company	OK	100%	by LSB Chemical L.L.C.
El Dorado Nitrogen L.L.C.	OK	100%	by LSB Chemical L.L.C.
EL Funding, LLC	DE	100%	by SL Funding, LLC
Eldridge Aircraft Services LLC	DE	100%	by EL Funding, LLC
Eldridge AM Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Business Services LLC	DE	99%	by EL Funding, LLC
Eldridge CH GP LLC	DE	100%	by Eldridge CH Holdings, LLC
Eldridge CH Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge CH LP LLC	DE	100%	by Eldridge CH Holdings, LLC
Eldridge Charlston LLC	DE	100%	by Eldridge CHG Holdings LLC
Eldridge CHG Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Corporate Fundings LLC	DE	100%	by EL Funding, LLC
Eldridge DK, LLC	DE	100%	by EL Funding, LLC
Eldridge Equipment Finance LLC	DE	100%	by EL Funding, LLC
Eldridge Executive Services LLC	DE	99%	by EL Funding, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Eldridge FEG Holdings	DE	100%	by Steamboat Portfolio Trust, LLC
Eldridge Funding, LLC	DE	100%	by Security Benefit Corporation
Eldridge Industries, LLC	DE	67.2%	by SBT Investors, LLC
Eldridge Maranon Holdings, LLC	DE	100%	by Eldridge AM Holdings, LLC
Eldridge NPC Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge SBC Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Services Incorporated	DE	100%	by EL Funding, LLC
Eldridge SLG Holdings, LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Eldridge Tax Services Inc.	DE	100%	by Eldridge Business Services LLC
Eldridge VS, LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Elia Management LLC	DE	100%	by A24 Films LLC
Ellicott Limited	JEY	100%	by Beaumont Hills LLC
Elliott Bay Capital Trust, LLC	DE	99%	by Elliott Bay Parent LLC
Elliott Bay Healthcare Realty Holdings II LLC	DE	100%	by Elliott Bay Holdings LLC
Elliott Bay Healthcare Realty Holdings III LLC	DE	100%	by Elliott Bay Holdings LLC
Elliott Bay Healthcare Realty Holdings LLC	DE	100%	by Elliott Bay Holdings LLC
Elliott Bay Healthcare Realty II LLC	DE	100%	by Elliott Bay Healthcare Realty Holdings II LLC
Elliott Bay Healthcare Realty III LLC	DE	100%	by Elliott Bay Healthcare Realty Holdings III LLC
Elliott Bay Healthcare Realty LLC	DE	100%	by Elliott Bay Healthcare Realty Holdings LLC
Elliott Bay Holdings LLC	DE	91.89%	by Elliott Bay Parent LLC
Elliott Bay LLC	DE	100%	by Elliott Bay Holdings LLC
Elliott Bay Parent LLC	DE	100%	by Eldridge Equipment Finance LLC
EMB 550 36, LLC	DE	100%	by FX Leasing, LLC
Epic Aero, Inc.	DE	17.2%	by Epic Preferred Holdings LLC
Epic Preferred Holdings LLC	DE	100%	by Stonebriar Holdings LLC
EPRT Holdings, LLC	DE	0%	Board rights held by Stonebriar Holdings LLC
Essential Properties OP G.P., LLC	DE	100%	by Essential Properties Realty Trust, Inc.
Essential Properties Realty Trust, Inc.	MD	0%	Board rights held by EPRT Holdings, LLC
Essential Properties Realty Trust, L.P.	DE	0%	Board rights held by EPRT Holdings, LLC
Everest Fuel Management, LLC	DE	100%	by Epic Aero, Inc.
F73 Productions Limited	GBR	100%	by Fulwell 73 Limited
Fairchild Place Ltd	GBR	100%	by The Stage Shoreditch (Master) Unit Trust

Name	Jurisdiction	Percent of Voting Securities Owned
Family Secret Productions, Inc.	DE	100%	by dcp Holdco I, LLC
Fang Shui, LLC	DE	100%	by MRC II Holdings, LP
Farah Film Limited	GBR	100%	by Fulwell 73 UK Limited
Farmhold Financial Holdings LLC	DE	50%	by Canon Portfolio Trust, LLC
Farmhold Financial LLC	DE	100%	by Farmhold Financial Holdings LLC
Farmhold Financial Management Holdings LLC	DE	100%	by Farmhold Financial Holdings LLC
Farmhold Financial Management Intermediate Holdings LLC	DE	100%	by Farmhold Financial Management Holdings LLC
Farmhold Financial Management LLC	DE	1%	by Farmhold Financial Management Intermediate Holdings LLC
Farmhold Financial Management LLC	DE	99%	by Farmhold Financial Management Holdings LLC
Farmhold Lending LLC	DE	100%	by Farmhold Financial Holdings LLC
Fear Farm Holdings, LLC	AZ	100%	by 13 FEG Haunted Holdings, LLC
FEG Haunted Holdings, LLC	DE	100%	by 13FEG Ops, LLC
FGC 101 Maiden, LLC	NY	100%	by Fields GC, LLC
FGC 148 Madison, LLC	NY	100%	by Fields GC, LLC
FGC 275 Madison, LLC	NY	100%	by Fields GC, LLC
FGC 304 PAS, LLC	NY	100%	by Fields GC, LLC
FGC 599 Lexington, LLC	NY	100%	by Fields GC, LLC
FGNY 1008 6th Avenue, LLC	NY	100%	by FGNY Holdings, LLC
FGNY 138 Montague, LLC	NY	100%	by FGNY Holdings, LLC
FGNY 148 Madison, LLC	NY	100%	by FGNY Holdings, LLC
FGNY 284 Seventh, LLC	NY	100%	by FGNY Holdings, LLC
FGNY Bleecker, LLC	NY	100%	by FGNY, LLC
FGNY Broadway, LLC	NY	100%	by FGNY, LLC
FGNY Holdings, LLC	NY	100%	by Aurify Brands, LLC
FGNY Metro Tech, LLC	NY	100%	by FGNY Holdings, LLC
FGNY Seventh Avenue, LLC	NY	100%	by FGNY, LLC
FGNY Third Avenue, LLC	NY	100%	by FGNY, LLC
FGNY W14, LLC	NY	100%	by FGNY Holdings, LLC
FGNY W34, LLC	NY	100%	by FGNY, LLC
FGNY W42, LLC	NY	100%	by FGNY, LLC
FGNY W48, LLC	NY	100%	by FGNY, LLC
FGNY W55, LLC	NY	100%	by FGNY, LLC
FGNY, LLC	NY	100%	by Aurify Brands, LLC
Fields GC, LLC	NY	56%	by Aurify Brands, LLC
Film Expo Group Holdings LLC	DE	85.7%	by Eldridge FEG Holdings LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Film Expo Group Intermediate Holdings, LLC	DE	100%	by Film Expo Group Holdings LLC
Film Expo Group LLC	DE	99%	by Film Expo Group Holdings LLC
First Sec Bft Life Ins & Annuity Co of NY	NY	100%	by SBL Holdings, LLC
Fish Tacos NY 1, LLC	NY	61.6%	by Aurify Fish Taco Holdings, LLC
Flairjet Ltd.	DE	100%	by Volare Acquisitions, Limited
Flexjet Limited	GBR	100%	by One Sky Flight, LLC
Flexjet, LLC	GBR	100%	by One Sky Flight, LLC
Flight Options, LLC	DE	100%	by One Sky Flight, LLC
Flower Power Cruise 16 LLC	DE	100%	by StarVista Live LLC
Flower Power Cruise 17 LLC	DE	100%	by StarVista Live LLC
Flower Power Cruise 18 LLC	DE	100%	by StarVista Live LLC
Flower Power Cruise 19 LLC	DE	100%	by StarVista Live LLC
Fortwell Capital Limited	GBR	80%	by Cain International II LP
Four Six Four Aircraft ATL I LLC	DE	100%	by Four Six Four Aircraft II LLC
Four Six Four Aircraft Engine LLC	DE	100%	by Four Six Four Aircraft LLC
Four Six Four Aircraft II LLC	DE	100%	by Four Six Four Aircraft Issuer LLC
Four Six Four Aircraft Issuer LLC	DE	100%	by Four Six Four Aircraft LLC
Four Six Four Aircraft LAK (Ireland) I Limited	IRL	100%	by Four Six Four Aircraft LAK (Ireland) Parent Limited
Four Six Four Aircraft LAK (Ireland) II Limited	IRL	100%	by Four Six Four Aircraft LAK (Ireland) Parent Limited
Four Six Four Aircraft LAK (Ireland) III Limited	IRL	100%	by Four Six Four Aircraft LAK (Ireland) Parent Limited
Four Six Four Aircraft LAK (Ireland) Parent Limited	IRL	100%	by Four Six Four Aircraft II LLC
Four Six Four Aircraft LLC	DE	100%	by EL Funding, LLC
Fulwell 73 Holdco Limited	GBR	32%	by Valence FW73, LLC
Fulwell 73 Limited	GBR	100%	by Fulwell 73 Holdco Limited
Fulwell 73 Productions US, Inc.	DE	100%	by Fulwell 73 UK Limited
Fulwell 73 Project Q, LLC	Qatar	100%	by Fulwell 73 UK Limited
Fulwell 73 UK Limited	GBR	100%	by Fulwell 73 Holdco Limited
Fulwell Music Limited	GBR	100%	by Fulwell 73 Limited
FX Leasing, LLC	DE	100%	by SCF Aviation Capital LLC
G6000-9796 LLC	DE	95%	by SCF Aviation Capital LLC
GA24 LLC	DE	50%	by A24 Films LLC
Galliard Developments Ltd	GBR	100%	by GDL Holdco Limited
GDL (Aylesbury) Ltd	GBR	51%	by Galliard Developments Ltd
GDL (Birmingham Middleway) Ltd	GBR	66%	by Galliard Developments Ltd

Name	Jurisdiction	Percent of Voting Securities Owned
GDL (Cheltenham) Holdings Ltd	GBR	100%	by Galliard Developments Ltd
GDL (Cheltenham) Ltd	GBR	100%	by GDL (Cheltenham) Holdings Ltd
GDL (Chiswick) LLP	GBR	66%	by Galliard Developments Ltd
GDL (Creekside) Ltd	GBR	52%	by Galliard Developments Ltd
GDL (Kilmorie) Ltd	GBR	100%	by Galliard Developments Ltd
GDL (Luton) Developments Ltd	GBR	90%	by Galliard Developments Ltd
GDL (Millharbour) Ltd	GBR	100%	by Galliard Developments Ltd
GDL (Romford) Limited	GBR	100%	by Galliard Developments Ltd
GDL (Slough) Developments Ltd	GBR	100%	by Galliard Developments Ltd
GDL (Sub 2) Limited	GBR	100%	by Galliard Developments Ltd
GDL (Sub 3) Limited	GBR	100%	by Galliard Developments Ltd
GDL (Tower Bridge Road) Limited	GBR	70%	by Galliard Developments Ltd
GDL Holdco Limited	GBR	0%	Board rights held by CH Capital A Holdings LLc
Gems Rights LLC	DE	100%	by A24 Films LLC
Generate Entertainment, LLC	DE	100%	by dcp LLC
Gennessee Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
GIV-X 4330, LLC	DE	100%	by FX Leasing, LLC
GIV-X 4332, LLC	DE	100%	by FX Leasing, LLC
GIV-X 4334, LLC	DE	100%	by FX Leasing, LLC
Glow Holdings, LLC	DE	100%	by Pumpkin Fest Holdings, LLC
Golden Dragons, LLC	CA	100%	by MRC II Holdings, LP
GRE Austin, LLC	DE	100%	by Great Room Escape, LLC
GRE Chicago, LLC	DE	100%	by Great Room Escape, LLC
GRE Cincinnati, LLC	DE	100%	by Great Room Escape, LLC
GRE Cleveland, LLC	DE	100%	by Great Room Escape, LLC
GRE Dallas, LLC	DE	100%	by Great Room Escape, LLC
GRE Denver, LLC	DE	100%	by Great Room Escape, LLC
GRE San Antonio, LLC	DE	100%	by Great Room Escape, LLC
GRE Tempe, LLC	DE	100%	by Great Room Escape, LLC
Great Room Escape, LLC	CO	100%	by 13FEG Ops, LLC
Greedy Hippo LLC	DE	100%	by A24 Films LLC
Guacamole Airlines LLC	DE	100%	by A24 Films LLC
GV 667, LLC	DE	100%	by Air Eldridge LLC
GVI 6274, LLC	DE	100%	by Air Eldridge LLC
H of A Production Limited	GBR	100%	by Fulwell 73 Limited
Halfnelson Films, LLC	CA	100%	by MRC II Holdings, LP
Halfnelson, Limited	GBR	100%	by MRC II Holdings, LP

Name	Jurisdiction	Percent of Voting Securities Owned
Haworth Limited	JEY	100%	by Dynamo PW S.a.r.l.
HBC (Hallandale) Employer, LLC	DE	100%	by SBE Restaurant Group, LLC
Henry Hudson Holdings LLC	DE	100%	by Hudson Delano Senior Mezz LLC
Highland Peak Asset Holdings, LLC	DE	100%	by Highland Peak Trust
Highland Peak FA Holdings, LLC	NJ	100%	by Highland Peak Trust
Highland Peak Trust	DE	100%	by EL Funding, LLC
Holliday Park, LLC	KS	100%	by Dayton Funding, LLC
Hollywood Awards LLC	CA	100%	by dick clark productions, LLC
Hot Costs LLC	DE	100%	by A24 Films LLC
House of Torment LLC	TX	100%	by 13 FEG Haunted Holdings, LLC
Hudson Delano Junior Mezz LLC	DE	100%	by Morgans Group LLC
Hudson Delano Senior Mezz LLC	DE	100%	by Hudson Delano Junior Mezz LLC
Hudson Leaseco LLC	NY	99.9%	by Hudson Managing Member LLC
Hudson Managing Member LLC	DE	100%	by Henry Hudson Holdings LLC
Hudson Pledgor, LLC	DE	100%	by Henry Hudson Holdings LLC
Hudson Residual Interests, Inc.	DE	100%	by Henry Hudson Holdings LLC
Hungry City, Limited	New Zealand	100%	by Hungry City, LLC
Hungry City, LLC	DE	100%	by MRC II Holdings, LP
Hyde LLC	CA	100%	by SBE Restaurant Group, LLC
Hyde LV LLC	NV	100%	by SBE Restaurant Group, LLC
Hyphen Hyphen LLC	DE	100%	by A24 Films LLC
IB the Film Limited	GBR	100%	by Fulwell 73 UK Limited
Ibiza 87 Limited	GBR	100%	by Fulwell 73 Limited
IDF V, LLC	DE	100%	by Security Benefit Life Insurance Company
IDF VI, LLC	DE	100%	by Security Benefit Life Insurance Company
Jampurchaseco Limited	GBR	100%	by Cain International LP
Jazz Hands Motion Picture Group LLC	DE	100%	by A24 Films LLC
JC The Film Limited	GBR	100%	by Fulwell 73 UK Limited
Jefferson Square, LLC	KS	100%	by Dayton Funding, LLC
Jessica House Developments Ltd	GBR	95%	by Galliard Developments Ltd
JP Initiative, LLC	DE	100%	by Eldridge Business Services LLC
Jubilee Scripted Limited	GBR	100%	by Fulwell 73 UK Limited
Katsu USA, LLC	CA	72%	by SBE/Katsuya USA, LLC
Katsuya-Downtown L.A., LLC	DE	72.9%	by SBE/Katsuya USA, LLC
Katsuya-Glendale, LLC	CA	81.5%	by SBE/Katsuya USA, LLC
Katsuya-H&V LLC	DE	81.5%	by SBE/Katsuya USA, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
KBM Holdco, LTD, LLC	VBG	100%	by SBE KBM Holdings, LLC
KBM Operating Company, LTD	BHS	100%	by KBM Holdco, LTD, LLC
Keshet/dcp LLC	DE	50%	by dcp LLC
KitchenTek Holdings LLC	DE	50%	by Lifestyle Products Group LLC
KitchenTek LLC	DE	100%	by KitchenTek Holdings LLC
KitchenTek Operating LLC	DE	100%	by KitchenTek Holdings LLC
Kitewood (Creekside) Limited	GBR	75%	by GDL (Creekside) Limited
KMA Gems LLC	DE	100%	by A24 Films LLC
Knight Takes King Productions, LLC	DE	100%	by MRC II Holdings, LP
Krakow Office Park B.V.	Netherlands	90%	by CIEF1 UK Holdings Limited
KWCI GP	IRL	50%	by Cain International Equity Fund 1 GP Limited
KWCI LP	NJ	50%	by CI CB3 Subfund
LB 1140 Broadway, LLC	NY	100%	by Little Beet, LLC
LB 125 Park, LLC	NY	100%	by Little Beet, LLC
LB 148 Madison, LLC	NY	100%	by Little Beet, LLC
LB 320 Park, LLC	NY	100%	by Little Beet, LLC
LB Aventura, LLC	NY	100%	by Little Beet, LLC
LB Bryant Park, LLC	NY	100%	by Little Beet, LLC
LB DC 1212, LLC	NY	100%	by Little Beet, LLC
LB Newport Center, LLC	NY	100%	by Little Beet, LLC
LB Penn, LLC	NY	100%	by Little Beet, LLC
LB Roosevelt Field, LLC	NY	100%	by Little Beet, LLC
LB Rosslyn, LLC	NY	100%	by Little Beet, LLC
LB Smith Haven, LLC	NY	100%	by Little Beet, LLC
LB Sub W50, LLC	NY	100%	by LB W50, LLC
LB W50, LLC	NY	100%	by Little Beet, LLC
LB Walt Whitman, LLC	NY	100%	by Little Beet, LLC
LB Westchester, LLC	NY	100%	by Little Beet, LLC
LBMISF LLC	DE	100%	by A24 Films LLC
LBT Chevy Chase, LLC	NY	100%	by LBT Chicago, LLC
LBT Chicago, LLC	NY	100%	by Little Beet Table, LLC
LBT Greenwich, LLC	NY	100%	by LBT Chicago, LLC
Life.io Holdings, LLC	DE	100%	by se2 Holdings, Inc.
Lifestyle Products Group LLC	DE	100%	by Direct Holdings Global LLC
Little Beet Table, LLC	NY	100%	by Aurify Brands Holdings, LLC
Little Beet, LLC	NY	98%	by Aurify Brands Holdings, LLC
Louisiana DCP Productions, LLC	LA	100%	by dick clark productions, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
LSB Chemical L.L.C.	OK	100%	by LSB Industries, Inc.
LSB Funding LLC	DE	100%	by Steamboat Portfolio Trust, LLC
LSB Industries, Inc.	DE	10%	by LSB Funding LLC
LU The Film Limited	GBR	100%	by Fulwell 73 Limited
MAG Finance, LLC	KS	100%	by Security Benefit Corporation
Make Hay LLC	DE	100%	by A24 Films LLC
Make Holdings, LLC	DE	100%	by Aurify Brands Holdings, LLC
Make Menlo Park, LLC	NY	100%	by Melt Shop, LLC
Malecon Entertainment LLC	DE	50%	by DS Malecon Holdings LLC
Malt Shop Cruise 15, LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise 16 LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise 17 LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise 18 LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise III, LLC	DE	100%	by StarVista Live LLC
MAOdcp LLC	DE	50%	by dick clark productions, LLC
Maranon Senior Credit IV, LLC	KS	100%	by Security Benefit Corporation
Maslow's UK Services Ltd	GBR	100%	by 37-41 Mortimer Street LLP
Massive Noise Holdings, LLC	DE	100%	by 13FEG Ops, LLC
Massive Noise LLC	CO	100%	by Massive Noise Holdings, LLC
Mayfair Portfolio Trust, LLC	DE	100%	by Eldridge SBC Holdings, LLC
MB Group Holdings LLC	DE	100%	by DS MB Holdings LLC
MB Las Vegas Holdings LLC	DE	100%	by Morgans Group LLC
MB/RS Las Vegas LLC	NV	100%	by MB Las Vegas Holdings LLC
MB\CG Las Vegas LLC	NV	100%	by MB Las Vegas Holdings LLC
MC South Beach LLC	DE	50%	by Morgans Group LLC
MC South Beach LLC	DE	50%	by 1100 West Properties LLC
McLean Funding LLC	DE	100%	by CBAM Funding 2016-1 LLC
Media Capital Holdings, LLC	DE	100%	by Valence Media Group, LLC
Media Rights Capital II, L.P.	DE	100%	by Original Narrative Library, LLC
Mediabistro Holdings LLC	DE	100%	by MB Group Holdings LLC
Melt Shop Enterprises LLC	NY	100%	by Melt Shop, LLC
Melt Shop, LLC	NY	96%	by Aurify Brands Holdings, LLC
MF Master Seed Co., LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
MF Seed Co, LLC	DE	100%	by MF Master Seed Co, LLC
MHG 150 Lafayette Investment LLC	DE	100%	by Morgans Group LLC
MHG Capital Trust I	DE	100%	by Morgans Group LLC
MHG Mexico LLC	DE	100%	by Morgans Group LLC
MHG Mexico Management S. de R. L. de C.V.	MEX	99%	by MHG Mexico LLC

Name	Jurisdiction	Percent of Voting Securities Owned
MHG North State Street Investment LLC	DE	100%	by Morgans Group LLC
MHG PR Investment LLC	DE	100%	by Morgans Group LLC
MHG PR Member LLC	PRI	100%	by MHG PR Investment LLC
MHG St. Barths Investment LLC	DE	100%	by Morgans Group LLC
Miami Waterfront Ventures Mezz, LLC	DE	100%	by CHE South Brickell LLC
Miami Waterfront Ventures Parent, LLC	DE	60%	by CHE South Brickell LLC
Miami Waterfront Ventures, LLC	DE	100%	by CHE South Brickell LLC
Midsommar LLC	DE	100%	by A24 Films LLC
Mill Link Developments Limited	GBR	100%	by Galliard Developments Ltd
Ministry of a Frozen World LLC	DE	100%	by A24 Films LLC
Ministry of Arts and Interrogation LLC	DE	100%	by A24 Films LLC
Ministry of Creative Reasoning LLC	DE	100%	by A24 Films LLC
Mirror Media IP Holdings, LLC	DE	100%	by Valence Media, LLC
Mirrors and Windows Films Inc.	CAN	100%	by A24 Films LLC
Mondrian Miami Investment LLC	DE	100%	by Morgans Group LLC
Monterra Asset Holdings, LLC	DE	100%	by Monterra Trust
Monterra FA Holdings, LLC	NJ	100%	by Monterra Trust
Monterra Trust	DE	100%	by EL Funding, LLC
Moon Base LLC	DE	100%	by A24 Films LLC
Morgans Group LLC	DE	99%	by Morgans Hotel Group Co. LLC
Morgans Hotel Franchising Genpar I LLC	DE	100%	by Morgans Group LLC
Morgans Hotel Franchising Genpar LP	DE	99.8%	by Morgans Hotel Franchising Limpar LLC
Morgans Hotel Franchising Limpar LLC	DE	100%	by Morgans Group LLC
Morgans Hotel Group Co. LLC	DE	100%	by SBE ENT Holdings, LLC
Morgans Hotel Group Management LLC	DE	100%	by Morgans Group LLC
Morgans Hotel Group U.K. Management Limited	GBR	100%	by Royalton London LLC
Morgans International Franchising LP	DE	99.8%	by Morgans Hotel Franchising Limpar LLC
Morgans Istanbul LLC	DE	100%	by Morgans Group LLC
Morgans US Franchise LLC	DE	100%	by Morgans Group LLC
Mosaic Media Investment Partners, LLC	DE	47.6%	by dcp TL Funding LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Mosaic Media Investment Partners, LLC	DE	52.4%	by dcp LLC
Motown The Film Limited	GBR	100%	by Fulwell 73 UK Limited
MRC I Hedge Co, LLC	DE	100%	by MRC II Holdings, LP
MRC I Project Co, LLC	DE	100%	by MRC II Holdings, LP
MRC II Distribution Company, L.P.	DE	99.9%	by Media Rights Capital II, L.P.
MRC II Finance Company, L.P.	DE	99.9%	by Media Rights Capital II, L.P.
MRC II Holdings, LP	DE	99.9%	by MRC II Distribution Company, L.P.
MRC II Sub GP, LLC	DE	100%	by Media Rights Capital II, L.P.
MRC International Distribution Company, Inc.	DE	100%	by MRC II Distribution Company, L.P.
MRC Investments, LLC	DE	100%	by Media Rights Capital II, L.P.
MRC360, LLC	CA	100%	by MRC II Holdings, LP
MRCLP GP, LLC	DE	100%	by Original Narrative Library, LLC
MS 111 Fulton, LLC	NY	100%	by Melt Shop, LLC
MS 135 Fourth Avenue, LLC	NY	100%	by Melt Shop, LLC
MS Ameream, LLC	NY	100%	by Melt Shop, LLC
MS Boca Raton, LLC	NY	100%	by Melt Shop, LLC
MS Enterprises International, LLC	NY	100%	by Melt Shop, LLC
MS Marketing Fund, LLC	NY	100%	by Melt Shop, LLC
MS Menlo Park, LLC	NY	100%	by Melt Shop, LLC
MS MOA, LLC	NY	100%	by Melt Shop, LLC
MS Newport Center, LLC	NY	100%	by Melt Shop, LLC
MS Rockaway, LLC	NY	100%	by Melt Shop, LLC
MS Roosevelt Field, LLC	NY	100%	by Melt Shop, LLC
MS Sawgrass I, LLC	NY	100%	by Melt Shop, LLC
MS Sawgrass II, LLC	NY	100%	by Melt Shop, LLC
MS Smith Haven, LLC	NY	100%	by Melt Shop, LLC
MS Staten Island, LLC	NY	100%	by Melt Shop, LLC
MS Sub W50, LLC	NY	100%	by MS W50, LLC
MS W26, LLC	NY	100%	by Melt Shop, LLC
MS W50, LLC	NY	100%	by Melt Shop, LLC
MS W52, LLC	NY	100%	by Melt Shop, LLC
MS Westchester, LLC	NY	100%	by Melt Shop, LLC
MS Woodbury Commons, LLC	NY	100%	by Melt Shop, LLC
N318MM, LLC	KS	50%	by Security Benefit Corporation
Nashville Nightmare, LLC	TN	100%	by Nightmare Holdings, LLC
Nashville the Film Limited	GBR	100%	by Fulwell 73 UK Limited
Nazkor, LLC	CA	100%	by SBE Restaurant Group, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Net-Net Worldwide LLC	DE	100%	by A24 Films LLC
Nextant Aircraft 9017, LLC	OH	100%	by Nextant Aircraft, LLC
Nextant Aircraft 9054, LLC	OH	100%	by Nextant Aircraft, LLC
Nextant Aircraft, LLC	OH	100%	by ACS Nextant Holdings LLC
Nightmare Holdings, LLC	DE	100%	by 13 FEG Haunted Holdings, LLC
Nolensville Invest S.L.	Spain	100%	by Pleasant Invest S.L.
North City Screams LLC	IL	100%	by 13 FEG Haunted Holdings, LLC
North Woolwich Road Developments Limited	GBR	30%	by Galliard Developments Ltd
Note Funding 1892, LLC	KS	100%	by Dayton Funding, LLC
Note Funding 1892-2, LLC	KS	100%	by EL Funding, LLC
NPC Holdings, Inc.	DE	99.44%	by NPC Restaurant Holdings II LLC
NPC International Holdings, LLC	DE	100%	by NPC Holdings, Inc.
NPC International, Inc.	DE	100%	by NPC Restaurant Holdings, LLC
NPC Operating Company B, Inc.	DE	100%	by NPC International, Inc.
NPC QB LLC	DE	100%	by NPC International, Inc.
NPC Quality Burgers, Inc.	DE	100%	by NPC International, Inc.
NPC Restaurant Holdings I LLC	DE	49.99%	by Eldridge NPC Holdings LLC
NPC Restaurant Holdings II LLC	DE	100%	by NPC Restaurant Holdings I LLC
NPC Restaurant Holdings, LLC	DE	100%	by NPC International Holdings, LLC
NZC Capital LLC	DE	76.1%	by Todd L. Boehly, Individual
Oaktree Entertainment, Inc.	DE	100%	by MRC II Holdings, LP
Oasis BH Holdings LLC	DE	48.2%	by CI BH Holdings LLC
Oasis West Realty LLC	DE	100%	by OWR Mezz II Borrower LLC
OBH Intermediate Holdco, LLC	DE	100%	by Oasis BH Holdings LLC
One Sky Flight, LLC	DE	100%	by Epic Aero, Inc.
Oneida Portfolio Trust, LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Orchard Wharf Developments Ltd	GBR	50%	by Galliard Developments Ltd
Original Narrative Library, LLC	DE	100%	by Valence Media, LLC
OWR Mezz II Borrower LLC	DE	100%	by OBH Intermediate Holdco, LLC
Ozawkie LLC	KS	100%	by Dayton Funding, LLC
Paderna sp.zo.o	Poland	100%	by PZO JV B.V.
Padfield AH, LLC	DE	100%	by SL Funding, LLC
Palio Funding 2, Ltd	CYM	0%	Mgmt. by CBAM CLO Management LLC
Palio Funding I, Ltd.	CYM	0%	Mgmt. by CBAM CLO Management LLC
Pallazzo Funding LLC	DE	97.6%	by SCF Aviation Capital LLC
PC-12/47E 1525, LLC	DE	100%	by SA Leasing, LLC
PC-12/47E 1533, LLC	DE	100%	by SA Leasing, LLC
PGM Entertainment Group, LLC	DE	100%	by Prometheus Global Media, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
PGM-MB Holdings LLC	DE	100%	by Mediabistro Holdings LLC
Pickleback NOLA, LLC	LA	100%	by MRC II Holdings, LP
Pickleback, LLC	CA	100%	by MRC II Holdings, LP
Pink Freud LLC	DE	100%	by A24 Films LLC
Pleasant Invest S.L.	Spain	100%	by Davisville Holdings S.a r.l
Post Its LLC	DE	100%	by A24 Films LLC
Potwin Place, LLC	KS	100%	by Dayton Funding, LLC
Priest Lake Haunted Woods, LLC	TN	100%	by Nightmare Holdings, LLC
Primary Issue Anchor Separate Account LLC	DE	100%	by Security Benefit Corporation
PrivateFly Limited	GBR	100%	by Skyjet Europe Limited
PrivateFly, LLC	DE	100%	by PrivateFly Limited
Prometheus Global Media, LLC	DE	100%	by Billboard Media Holdings, LLC
Pryor Chemical Company	OK	100%	by LSB Chemical L.L.C.
Pumpkin Fest Holdings, LLC	DE	100%	by 13FEG Ops, LLC
Putnam Asset Holdings, LLC	DE	100%	by EL Funding, LLC
PZO B.V.	Netherlands	90%	by CIEF1 UK Holdings Limited
Queens LLC	DE	100%	by A24 Films LLC
Quinton Heights, LLC	KS	100%	by Dayton Funding, LLC
Raging Bear, LLC	DE	100%	by MRC II Holdings, LP
Ramy Rights LLC	DE	100%	by A24 Films LLC
Renegade Brands USA, INC.	DE	20%	by Canon Portfolio Trust, LLC
Replay Technology Funding, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Reserving Rights LLC	DE	100%	by A24 Films LLC
Ridge Media Holdings, LLC	DE	21.48%	by Wanamaker Portfolio Trust, LLC
Ridge Media Holdings, LLC	DE	78.52%	by Eldridge Industries, LLC
Rivabella sp.zo.o	Poland	100%	by Krakow Office Park B.V.
Rock and Romance Cruise 17 LLC	DE	100%	by StarVista Live LLC
Rock and Romance Cruise 18 LLC	DE	100%	by StarVista Live LLC
Rock and Romance Cruise 19 LLC	DE	100%	by StarVista Live LLC
Rockville Funding LLC	DE	100%	by CBAM Funding 2016-1 LLC
Royalton Europe Holdings LLC	DE	100%	by Morgans Group LLC
Royalton London LLC	NY	100%	by Morgans Group LLC
RR The Film Limited	GBR	100%	by Fulwell 73 UK Limited
RTF II, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Ruby Entertainment Inc.	DE	100%	by Fulwell 73 UK Limited
Ruby Productions LLC	DE	100%	by Fulwell 73 UK Limited
SA Leasing II, LLC	DE	100%	by SA Leasing, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
SA Leasing, LLC	DE	100%	by SCF Aviation Capital LLC
Sager House (Almedia) Limited	GBR	92.5%	by CH Capital A Holdings LLC
Saguaro Road Records Inc.	DE	100%	by Direct Holdings U.S. Corp.
SAILES 2, LLC	DE	100%	by Security Benefit Life Insurance Company
Sarena Holdings Ltd	GBR	100%	by Galliard Developments Ltd
Sarena House LLP	GBR	50%	by Sarena Holdings Ltd
SB Custody, LLC	DE	100%	by Eldridge SBC Holdings, LLC
SB Directional Aviation LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
SBC Civic Center LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
SBE Eats, LLC	DE	66.67%	by 1801 SBE Eats, LLC
SBE Eats, LLC	DE	33.3%	by SBEEG Holdings, LLC
SBE ENT Holdings, LLC	DE	11.25%	by CHE SBE Holdings, LLC
SBE Hotel Group, LLC	DE	100%	by SBEEG Holdings, LLC
SBE Hotel Licensing, LLC	NV	100%	by SBE Hotel Group, LLC
SBE Hotel Management, LLC	DE	100%	by SBE Hotel Group, LLC
SBE KBM Holdings, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE Licensing, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE Miami Management, LLC	DE	100%	by SBE Hotel Group, LLC
SBE Restaurant Group I, LLC	DE	80.8%	by SBE Restaurant Group, LLC
SBE Restaurant Group, LLC	NV	100%	by SBEEG Holdings, LLC
SBE/Cleo Middle East, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE/Hyde Miami, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE/Katsuya Middle East, LLC	DE	100%	by SBE Restaurant Group, LLC
SBE/Katsuya USA, LLC	DE	100%	by SBE Restaurant Group, LLC
SBEEG Holdings Licensing, LLC	NV	100%	by SBEEG Holdings, LLC
SBEEG Holdings, LLC	DE	100%	by SBE ENT Holdings, LLC
SBEHG 1300 Hotel Parking, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG 1701 Collins Miami, LLC	FL	100%	by SBE Hotel Group, LLC
SBEHG 1775 Collins Miami, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG 1776 Collins Miami, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG 801 Fifth, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG BM Employer, LTD	BHS	100%	by SBE Hotel Group, LLC
SBEHG LVI Holdco Company, LLC	DE	100%	by SBE Hotel Group, LLC
SBEHG Townhouse LLC	DE	100%	by SBE Hotel Group, LLC
SBERG 3780 LV Arena Operator, LLC	DE	100%	by SBERG Management, LLC
SBERG Management, LLC	DE	100%	by SBE Restaurant Group, LLC
SBL Holdings, LLC	KS	100%	by Security Benefit Corporation

Name	Jurisdiction	Percent of Voting Securities Owned
SBLH Asset Holdings, LLC	DE	100%	by Eldridge Industries, LLC
SBT Investors, LLC	DE	100%	by NZC Capital LLC
SC London LLC	DE	100%	by Morgans Group LLC
SC Resturant Company LLC	DE	100%	by Morgans Group LLC
SCF Aviation Capital LLC	DE	100%	by SCF Funding LLC
SCF Canada 2018 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Equipment Leasing 2017-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2017-2 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2018-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing Canada 2018 Limited Partnership	CAN	99%	by Stonebriar Commercial Finance Canada Inc.
SCF Equipment Trust 2016-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Funding LLC	DE	100%	by Stonebriar Finance Holdings LLC
SCF Goose LLC	DE	100%	by SCF Aviation Capital LLC
SCF Maverick LLC	DE	100%	by SCF Aviation Capital LLC
SCF Merlin LLC	DE	100%	by SCF Aviation Capital LLC
SCF NBL LLC	DE	100%	by SCF Funding LLC
SCF Rail Leasing LLC	DE	100%	by SCF Funding LLC
SCF RC Funding I LLC	DE	100%	by Essential Properties Realty Trust, L.P.
SCF RC Funding II LLC	DE	100%	by Essential Properties Realty Trust, L.P.
SCF RC Funding III LLC	DE	100%	by Essential Properties Realty Trust, L.P.
SCF RC Funding IV LLC	DE	100%	by Essential Properties Realty Trust, L.P.
SCF Realty Capital Trust LLC	DE	100%	by SCF Realty Funding LLC
SCF Realty Funding LLC	DE	100%	by Essential Properties Realty Trust, L.P.
SCF Realty IFH LLC	DE	100%	by Essential Properties Realty Trust, L.P.
SCF Realty Servicing Company LLC	DE	99%	by SCF Realty Funding LLC
SCF Revolver 2018-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Servicing Company LLC	DE	99.9%	by SCF Funding LLC
SCFRC-HW LLC	DE	100%	by SCF Realty Funding LLC
SCFRC-HW-528 South Broadway-Salem LLC	DE	100%	by Essential Properties Realty Trust, L.P.
SCFRC-HW-G LLC	DE	100%	by SCF Realty Capital Trust LLC
SCFRC-HW-V LLC	DE	100%	by SCFRC-HW LLC
SE2 Digital Service LLP	India	99.9999%	by se2 Holdings, Inc.
SE2 Digital Service LLP	India	0.0001%	by se2, LLC
se2 Holdco, LLC	KS	100%	by Security Benefit Corporation
se2 Holdings, Inc.	KS	93.2%	by se2 Holdco, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
SE2 Information Services Ireland Limited	IRL	100%	by se2 Holdings, Inc.
se2, LLC	KS	100%	by se2 Holdings, Inc.
SecBen GBM Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100%	by Security Benefit Corporation
Security Benefit Business Services, LLC	KS	100%	by SBL Holdings, LLC
Security Benefit Corporation	KS	100%	by Eldridge SBC Holdings, LLC
Security Benefit Life Insurance Company	KS	100%	by SBL Holdings, LLC
Security Distributors, LLC	KS	100%	by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100%	by SBL Holdings, LLC
Sensory Impact Group, LLC	DE	73%	by Note Funding 1892-2, LLC
Sentient Holdings, LLC	DE	100%	by One Sky Flight, LLC
Sentient Jet Charter, LLC	DE	100%	by Sentient Jet, LLC
Sentient Jet, LLC	DE	100%	by Sentient Holdings, LLC
Shamrock Valley, LLC	KS	100%	by Security Benefit Corporation
Shore Club Holdings LLC	DE	100%	by Morgans Group LLC
Short of the Week, LLC	DE	10.3%	by Sugar23, Inc.
SIMCOM Holdings, Inc.	DE	100%	by Volo Sicuro, LLC
SIMCOM International, Inc.	FL	100%	by SIMCOM, Inc.
SIMCOM, Inc.	DE	100%	by SIMCOM Holdings, Inc.
Sirio Acquisition S.r.l.	Italy	100%	by Volare Acquisitions, Limited
Sirio S.p.A.	Italy	80%	by Sirio Acquisition S.r.l.
Sixth Avenue Reinsurance Company	VT	100%	by Security Benefit Life Insurance Company
SJS&W Washington Property LLC	DE	100%	by St. James Sports and Wellness Washington LLC
Skyjet Europe Limited	GBR	100%	by One Sky Flight, LLC
SL Funding, LLC	DE	100%	by Eldridge SBC Holdings, LLC
Slushie LLC	DE	100%	by A24 Films LLC
SN SBE Eats, LLC	DE	20%	by SBEEG Holdings, LLC
Sochin Downtown Realty, LLC	NY	99.5%	by Cape SoHo Hotel, LLC
Sochin Realty Managers, LLC	DE	100%	by Cape SoHo Hotel, LLC
Sojourn Aviation Company, LLC	DE	100%	by Epic Aero, Inc.
Soul Train Cruise 16 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise 17 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise 18 LLC	DE	100%	by StarVista Live LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Soul Train Cruise 19 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise III, LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise IV, LLC	DE	100%	by StarVista Live LLC
South Audley Ltd	GBR	100%	by South Audley Street LLP
South Audley Street LLP	GBR	0%	Board rights held by CH Capital A Holdings LLC
Southern Rock Cruise 18 LLC	DE	100%	by StarVista Live LLC
Southern Rock Cruise 19 LLC	DE	100%	by StarVista Live LLC
Spaceman Productions, LLC	DE	100%	by MRC II Holdings, LP
Spinmedia LLC	DE	100%	by PGM Entertainment Group, LLC
Spoonful Management AAA, LLC	DE	100%	by SBE Restaurant Group, LLC
Spoonful Management LLC	CA	100%	by SBE Restaurant Group, LLC
Spoonful Management LV Arena, LLC	DE	100%	by SBE Restaurant Group, LLC
Spoonful Management LV MC, LLC	NV	100%	by SBE Restaurant Group, LLC
Spoonful Management LV, LLC	NV	100%	by SBE Restaurant Group, LLC
Spoonful Management Miami, LLC	FL	100%	by SBE Restaurant Group, LLC
Spoonful Management Raleigh, LLC	FL	100%	by SBE Restaurant Group, LLC
Sports Media Technology Corporation	DE	14.1%	by Steamboat Portfolio Trust, LLC
SRC Entertainment, LLC	CA	100%	by SBE Restaurant Group, LLC
St. James Sports and Wellness Washington LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
Stanley and Bud LLC	DE	100%	by A24 Films LLC
Starbones Ltd	GBR	80%	by GDL (Chiswick) LLP
StarVista Live LLC	DE	100%	by Direct Holdings Cruise Production LLC
StarVista Management LLC	DE	100%	by StarVista Live LLC
Steamboat Portfolio Trust, LLC	DE	100%	by EL Funding, LLC
Stewart Street Productions, LLC	DE	100%	by dcp LLC
Stone Secured Asset Funding Trust	DE	100%	by EL Funding, LLC
Stone Secured Asset Holdings, LLC	DE	100%	by Stone Secured Asset Funding Trust
Stone Secured FA Holdings, LLC	NJ	100%	by Stone Secured Asset Funding Trust
Stonebriar Commercial Finance Canada Inc.	CAN	100%	by SCF Funding LLC
Stonebriar Commercial Finance LLC	DE	100%	by SCF Funding LLC
Stonebriar Finance Holdings LLC	DE	85.7%	by Stonebriar Holdings LLC
Stonebriar Holdings LLC	DE	100%	by Eldridge Equipment Finance LLC
Stonebriar IFH LLC	DE	100%	by SCF Funding LLC
Sugar23, Inc.	DE	9.09%	by Valence Circle Up, LLC
Sunset Screams LLC	TX	100%	by 13 FEG Haunted Holdings, LLC
Supercluster LLC	DE	50%	by A24 Films LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Swingers 1 Limited	GBR	100%	by Competitive Socialising Limited
Swingers 2 Limited	GBR	100%	by Competitive Socialising Limited
Swingers NY LLC	NY	100%	by Competitive Socializing U.S., Inc.
Talk Later LLC	DE	100%	by A24 Films LLC
Terror on the Fox Holdings, LLC	CO	100%	by 13 FEG Haunted Holdings, LLC
Tet Films Inc.	CAN	100%	by Tet, LLC
Tet, LLC	DE	100%	by MRC II Holdings, LP
TG Acquisitions Limited	GBR	100%	by South Audley Street LLP
The Hollywood Reporter, LLC	DE	100%	by Prometheus Global Media, LLC
The Lovers LLC	DE	100%	by A24 Films LLC
The St. James Sports and Wellness Complex LLC	DE	0%	Board rights held by CHE SJG LLC
The Stage Shoreditch (Commercial Tower) GP Ltd	GBR	100%	by The Stage Shoreditch (Commercial Tower) Unit Trust
The Stage Shoreditch (Commercial Tower) LP	GBR	99.9%	by The Stage Shoreditch (Commercial Tower) Unit Trust
The Stage Shoreditch (Commercial Tower) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Commercial Tower) GP Ltd
The Stage Shoreditch (Commercial Tower) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Containers) GP Ltd	GBR	100%	by The Stage Shoreditch (Containers) Unit Trust
The Stage Shoreditch (Containers) LP	GBR	99.9%	by The Stage Shoreditch (Containers) Unit Trust
The Stage Shoreditch (Containers) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Containers) GP Ltd
The Stage Shoreditch (Containers) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Curtain Theatre) GP Ltd	GBR	100%	by The Stage Shoreditch (Curtain Theatre) Unit Trust
The Stage Shoreditch (Curtain Theatre) LP	GBR	64.9%	by The Stage Shoreditch (Curtain Theatre) Unit Trust
The Stage Shoreditch (Curtain Theatre) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Curtain Theatre) GP Ltd
The Stage Shoreditch (Curtain Theatre) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Master) Unit Trust	JEY	99%	by The Stage Shoreditch LLP
The Stage Shoreditch (Office North) GP Ltd	GBR	100%	by The Stage Shoreditch (Office North) Unit Trust
The Stage Shoreditch (Office North) LP	GBR	99.9%	by The Stage Shoreditch (Office North) Unit Trust

Name	Jurisdiction	Percent of Voting Securities Owned
The Stage Shoreditch (Office North) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Office North) GP Ltd
The Stage Shoreditch (Office North) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Office South) GP Ltd	GBR	100%	by The Stage Shoreditch (Office South) Unit Trust
The Stage Shoreditch (Office South) LP	GBR	99.9%	by The Stage Shoreditch (Office South) Unit Trust
The Stage Shoreditch (Office South) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Office South) GP Ltd
The Stage Shoreditch (Office South) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Pavilion) GP Ltd	GBR	65%	by The Stage Shoreditch (Pavilion) Unit Trust
The Stage Shoreditch (Pavilion) LP	GBR	99.9%	by The Stage Shoreditch (Pavilion) Unit Trust
The Stage Shoreditch (Pavilion) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Pavilion) GP Ltd
The Stage Shoreditch (Pavilion) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (The Tower) GP Ltd	GBR	100%	by The Stage Shoreditch (The Tower) Unit Trust
The Stage Shoreditch (The Tower) LP	GBR	99.9%	by The Stage Shoreditch (The Tower) Unit Trust
The Stage Shoreditch (The Tower) Nominee Ltd	GBR	100%	by The Stage Shoreditch (The Tower) GP Ltd
The Stage Shoreditch (The Tower) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Deveopment LLP	GBR	100%	by The Stage Shoreditch LLP
The Stage Shoreditch LLP	GBR	0%	Board rights held by CH McCourt (The Stage) LLC
The Stage Shoreditch Management Ltd	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Residential Ltd	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
Thirteenth Floor Entertainment Group, LLC	DE	50%	by Sensory Impact Group, LLC
Three L Finance Holdings, LLC	DE	100%	by Eldridge Equipment Finance LLC
Topeka Grand Hotels, LLC	DE	37%	by Security Benefit Life Insurance Company
Trigger Investco, LLC	DE	100%	by Security Benefit Life Insurance Company

Name	Jurisdiction	Percent of Voting Securities Owned
Triple8, LLC	KS	100%	by Security Benefit Corporation
Trison Construction, Inc.	OK	100%	by LSB Chemical L.L.C.
TSJ Lincolnshire Property LLC	DE	100%	by St. James Sports and Wellness Washington LLC
Tumbleweed Funding LLC	KS	100%	by Dayton Funding, LLC
UB The Film Limited	GBR	100%	by Fulwell 73 Limited
Ultimate Disco Cruise 19 LLC	DE	100%	by StarVista Live LLC
Ultralight Beam LLC	DE	100%	by A24 Films LLC
Umami Restaurant Group, LLC	DE	76.96%	by SBE Eats, LLC
Valence A24, LLC	DE	100%	by Media Capital Holdings, LLC
Valence Circle Up, LLC	DE	100%	by Valence Media Group, LLC
Valence FW73, LLC	DE	100%	by Media Capital Holdings, LLC
Valence Media Group, LLC	DE	99%	by Valence Media Partners, LLC
Valence Media Holdings, LLC	DE	100%	by Valence Media Group, LLC
Valence Media Partners, LLC	DE	38.31%	by Ridge Media Holdings, LLC
Valence Media, LLC	DE	100%	by Valence Media Holdings, LLC
Valence Zig Holdings, LLC	DE	100%	by Media Capital Holdings, LLC
Vectura Services LLC	DE	100%	by Eldridge Business Services LLC
Volare Acquisitions, Limited	IRL	49%	by Flexjet Limited
Volo Sicuro, LLC	DE	19.7%	by Eldridge VS, LLC
Volo Sicuro, LLC	DE	5.91%	by Epic Aero, Inc.
Wanamaker Portfolio Trust, LLC	KS	100%	by Monterra Asset Holdings, LLC
Watson Brickell Development Mezz, LLC	DE	100%	by CHE 830 Brickell LLC
Watson Brickell Development Parent, LLC	DE	50%	by CHE 830 Brickell LLC
Watson Brickell Development, LLC	DE	100%	by CHE 830 Brickell LLC
WBC, LLC	DE	100%	by MRC II Holdings, LP
Western Remedy LLC	DE	100%	by A24 Films LLC
Westgate House Developments Limited	GBR	50%	by Galliard Developments Ltd
WFC-FT18 LLC	LA	100%	by Lifestyle Products Group LLC
Windy Screams LLC	IL	100%	by 13 FEG Haunted Holdings, LLC
Yekaterina, Limited	GBR	100%	by MRC II Holdings, LP
Yekaterina, LLC	CA	100%	by MRC II Holdings, LP
Young Brothers LLC	DE	100%	by A24 Films LLC

First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate accounts: T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and

Annuity Company of New York and Variable Annuity Account A.As depositor of the separate accounts, FSBL might be deemed to control them.
Item 27.  Number of Contracts Owners
As of February 28, 2019 there were 348owners of Qualified Contracts and 136 owners of Non-Qualified Contracts issued under Variable Annuity Account B.
Item 28.  Indemnification
Article IX, Section 1(a) of the By-laws of First Security Benefit Life Insurance and Annuity Company of New York includes the following provision:
The Corporation shall indemnify to the fullest extent now or hereafter provided for or permitted by law each person involved in, or made or threatened to be made a party to, any action suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the Corporation or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the Corporation, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the Corporation, or (ii) is or was serving, at the request of the Corporation, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as  a result of or in connection with any Proceeding, except as provided in Subsection (b) below.
Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnifi-cation is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnifi-cation by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29.  Principal Underwriters
(a)(1)
Security Distributors, LLC (“SDL”) acts as principal underwriter of the Contracts issued under Variable Annuity Account B, which includes SecureDesigns Variable Annuity and AdvanceDesigns Variable Annuity.

(a)(2)	SDL also acts as principal underwriter for:
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York

(a)(3)	In addition, SDL acts as principal underwriter for the following separate accounts of Security Benefit Life Insurance Company:
SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns II Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (ClassicStrategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
T. Rowe Price Variable Annuity Account
(a)(4)	SDL acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:
Nationwide Multi-Flex Variable Account
Nationwide Variable Account 9
(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	David G Byrnes	President and Head of Distribution
	Tom Y. Wang	Treasurer
	Yolande C. Nichols	Chief Compliance Officer
	Justin Jacquinot	Senior Vice President, Direct Relationships
	James J. Kiley	Senior Vice President, Education Markets
	Michael T. Maghini	Senior Vice President
	Kenneth J. Rathke	Senior Vice President
	Michael K. Reidy	Senior Vice President
	Mark W. Turner	Senior Vice President, Education Markets

(b)	Name and Principal Business Address*	Position and Offices with Underwriter
Kevin M. Watt	Senior Vice President
Kurt E. Auleta	Vice President, Sales Operations
Paula K. Dell	Vice President
James R. Schmank	Vice President
Christopher D. Swickard	Vice President, and Secretary
Donald A. Wiley	Vice President
Carmen R. Hill	Vice President and Assistant Secretary
*For all persons listed, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001.

(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, LLC	$331,153[1]	$12,832[2]	$0	N/A

1   FSBL pays commissions to selling broker-dealers through SDL.  This is the amount paid to SDL in connection with all Contracts sold through the Separate Account.  SDL passes through to the selling broker-dealers all such amounts.
2   A contingent deferred sales charge may be assessed on a full or partial withdrawal from the Contract.  This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the Separate Account, all of which is passed through to FSBL.

Item 30.   Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its home office – 350 Park Ave, 14th Floor, New York, NY 100022, and at its administrative office – One Security Benefit Place, Topeka, Kansas 66636-0001.
Item 31.  Management Services
All management contracts are discussed in Part A or Part B.
Item 32.  Undertakings
(a)
Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

(b)	Registrant undertakes that it will provide, as part of the Application to purchase the Contract, a space that the applicant can check to receive a copy of the Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.

(d)
First Security Benefit Life Insurance and Annuity Company of New York represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

(e)
Depositor represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 20th day of April 2018.

First Security Benefit Life Insurance and Annuity Company of New York (The Depositor) Variable Annuity Account B (The Registrant)
By:	*
Michael P. Kiley, Chairman of the Board and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 20, 2018.

SIGNATURES AND TITLES

By:	*	By:	*
	Michael P. Kiley, Chief Executive Officer and Director		Roger S. Offermann, Senior Vice President, Lead Actuary, and Director
By:	*	By:	*
	John P. Wohletz, Vice President and Chief Accounting Officer		Douglas G. Wolff, President and Director
By:	*	By:	*
	Barry G. Ward, Senior Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer, and Director		Stephen A. Crane, Director
By:	*	By:	*
	John F. Guyot, Senior Vice President, General Counsel, Secretary, and Director		Wayne S. Diviney, Director
By:	*	By:	*
	Joseph W. Wittrock, Senior Vice President, Chief Investment Officer and Director		Stephen R. Herbert, Director
		By:	*
Katherine P. White, Director
		*By:	*/s/ CHRIS SWICKARD
Chris Swickard, as Attorney-in-Fact

EXHIBIT INDEX

(10)	Consent of Independent Registered Public Accounting Firm